Litman Gregory Masters Equity Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2019 (Unaudited)

Shares		Value
COMMON STOCKS: 93.2%
Communication Services: 12.1%
9,626	Alphabet, Inc. - Class A*	$11,754,694
4,811	Alphabet, Inc. - Class C*	5,864,609
50,000	CBS Corp. - Class B Non Voting	2,018,500
6,700	Charter Communications, Inc. - Class A*	2,761,204
12,275	Facebook, Inc. - Class A*	2,185,932
139,849	Global Eagle Entertainment, Inc.*	100,971
12,000	MultiChoice Group - ADR*	92,160
19,400	Netflix, Inc.*	5,191,828
15,450	Spotify Technology S.A.*	1,761,300
46,325	Tencent Holdings Ltd.	1,950,986

		33,682,184

Consumer Discretionary: 16.6%
36,330	Alibaba Group Holding Ltd. - ADR*	6,075,466
5,140	Amazon.com, Inc.*	8,922,577
22,700	Dollar General Corp.	3,607,938
148,308	Fiat Chrysler Automobiles N.V.	1,920,589
119,700	General Motors Co.	4,486,356
49,930	Hilton Worldwide Holdings, Inc.	4,648,982
37,300	Lear Corp.	4,397,670
60,000	Naspers Ltd. - Class N, ADR	1,797,600
62,700	Nordstrom, Inc.	2,111,109
60,000	Prosus N.V. - ADR*	874,200
21,005	Royal Caribbean Cruises Ltd.	2,275,472
34,450	Thor Industries, Inc.	1,951,248
58,000	TJX Cos., Inc. (The)	3,232,920

		46,302,127

Consumer Staples: 3.1%
27,635	Cal-Maine Foods, Inc.	1,104,157
64,306	Conagra Brands, Inc.	1,972,908
29,400	Henkel AG & Co. KGaA	2,693,221
30,700	Monster Beverage Corp.*	1,782,442
7,216	Sanderson Farms, Inc.	1,091,997

		8,644,725

Energy: 2.8%
31,420	Apache Corp.	804,352
49,250	Concho Resources, Inc.	3,344,075
126,000	Parsley Energy, Inc. - Class A	2,116,800
167,400	US Silica Holdings, Inc.	1,600,344

		7,865,571

Financials: 22.3%
91,200	Ally Financial, Inc.	3,024,192
45,500	American International Group, Inc.	2,534,350
78,000	Bank of America Corp.	2,275,260
57,975	Bank of New York Mellon Corp. (The)	2,621,050
22	Berkshire Hathaway, Inc. - Class A*	6,860,304
20,750	Berkshire Hathaway, Inc. - Class B*	4,316,415
35,750	Blackstone Group, Inc. (The) - Class A	1,746,030
98,260	Capital One Financial Corp.	8,939,695

Shares		Value
Financials (continued)
28,319	Charles Schwab Corp. (The)	$1,184,584
43,800	Citigroup, Inc.	3,025,704
8,100	Fairfax Financial Holdings Ltd.	3,571,938
38,600	HDFC Bank Ltd. - ADR	2,202,130
17,630	JPMorgan Chase & Co.	2,074,875
23,035	MetLife, Inc.	1,086,330
11,927	Northern Trust Corp.	1,113,027
40,181	Pinnacle Financial Partners, Inc.	2,280,272
12,116	Reinsurance Group of America, Inc.	1,937,106
9,091	Travelers Cos., Inc. (The)	1,351,741
46,315	Unum Group	1,376,482
57,040	US Bancorp	3,156,593
109,480	Wells Fargo & Co.	5,522,171

		62,200,249

Health Care: 8.4%
20,239	Alexion Pharmaceuticals, Inc.*	1,982,208
30,000	Cerner Corp.	2,045,100
10,900	Edwards Lifesciences Corp.*	2,397,019
6,788	ICU Medical, Inc.*	1,083,365
7,525	Illumina, Inc.*	2,289,255
11,192	Johnson & Johnson	1,448,021
98,700	Mylan N.V.*	1,952,286
29,000	Quest Diagnostics, Inc.	3,103,870
15,000	Regeneron Pharmaceuticals, Inc.*	4,161,000
13,200	UnitedHealth Group, Inc.	2,868,624

		23,330,748

Industrials: 11.6%
15,288	3M Co.	2,513,347
68,400	Arconic, Inc.	1,778,400
21,100	Carlisle Cos., Inc.	3,070,894
45,700	CH Robinson Worldwide, Inc.	3,874,446
48,000	Ferguson Plc	3,510,478
260,000	General Electric Co.	2,324,400
17,400	Honeywell International, Inc.	2,944,080
38,552	Knight-Swift Transportation Holdings, Inc.	1,399,438
10,735	Lindsay Corp.	996,745
23,400	ManpowerGroup, Inc.	1,971,216
72,000	Southwest Airlines Co.	3,888,720
31,180	United Technologies Corp.	4,256,693

		32,528,857

Information Technology: 13.9%
12,300	Accenture Plc - Class A	2,365,905
14,495	Amphenol Corp. - Class A	1,398,768
73,138	Marvell Technology Group Ltd.	1,826,256
74,700	NCR Corp.*	2,357,532
24,800	salesforce.com, Inc.*	3,681,312
18,725	ServiceNow, Inc.*	4,753,341
89,100	TE Connectivity Ltd.	8,302,338
55,335	Visa, Inc. - Class A	9,518,173
16,250	Workday, Inc. - Class A*	2,761,850
27,000	Zendesk, Inc.*	1,967,760

		38,933,235

Materials: 0.8%
40,250	Agnico Eagle Mines Ltd.	2,157,802

Litman Gregory Masters Equity Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2019 (Unaudited)(Continued)

Shares		Value
COMMON STOCKS (CONTINUED)
Real Estate: 1.6%
55,200	CBRE Group, Inc. - Class A*	$2,926,152
48,355	Equity Commonwealth	1,656,159

		4,582,311

TOTAL COMMON STOCKS (Cost $185,228,802)		260,227,809

PREFERRED STOCKS: 0.6%
Information Technology: 0.6%
55,000	Samsung Electronics Co. Ltd. - (Preference Shares) (Cost: $1,621,352)	1,816,244

TOTAL PREFERRED STOCKS (Cost $1,621,352)		1,816,244

Principal Amount
SHORT-TERM INVESTMENTS: 6.1%
REPURCHASE AGREEMENTS: 6.1%
$16,959,000	Fixed Income Clearing Corp. 0.250%, 9/30/2019, due 10/01/2019 [collateral: par value $14,570,000, U.S. Treasury Bond, 3.000%, due 05/15/2045, value $17,313,476] (proceeds $16,959,118)	16,959,000

TOTAL SHORT-TERM INVESTMENTS (Cost $16,959,000)		16,959,000

TOTAL INVESTMENTS (Cost: $203,809,154): 99.9%		279,003,053

Other Assets in Excess of Liabilities: 0.1%		317,414

NET ASSETS: 100.0%		$279,320,467

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
L.P.	Limited Partnership
*	Non-Income Producing Security.

The cost basis of investments for federal income tax purposes at September 30, 2019 was as follows*:

Cost of investments	$203,809,154

Gross unrealized appreciation	83,554,391
Gross unrealized depreciation	(8,360,492)

Net unrealized appreciation	$75,193,899

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Litman Gregory Masters International Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2019 (Unaudited)

Shares		Value
COMMON STOCKS: 95.4%
Australia: 1.1%
1,802,975	Incitec Pivot Ltd.	$4,129,571

Austria: 1.0%
190,300	S&T AG	3,791,344

Belgium: 1.7%
370,437	Fagron(a)	6,569,284

Bermuda: 6.2%
1,137,779	Frontline Ltd.*	10,353,789
955,581	Teekay LNG Partners L.P.	13,043,681

		23,397,470

Canada: 1.8%
610,300	Bombardier, Inc. - Class B*	824,885
239,800	CAE, Inc.	6,094,815

		6,919,700

China: 2.7%
198,793	Ctrip.com International Ltd. - ADR*	5,822,647
157,528	JD.com, Inc. - ADR*	4,443,865

		10,266,512

Denmark: 1.1%
27,185	Carlsberg A/S - Class B	4,024,049

Finland: 2.0%
18,185	Nordea Bank Abp	128,831
181,856	Sampo Oyj - Class A	7,238,764

		7,367,595

France: 12.5%
151,100	BNP Paribas S.A.	7,371,199
1,780,983	Bollore S.A.	7,389,610
237,396	Elis S.A.	4,201,921
49,239	Safran S.A.	7,766,371
747,185	Vivendi S.A.	20,530,734

		47,259,835

Germany: 4.6%
17,855	Allianz SE	4,166,001
140,672	AURELIUS Equity Opportunities SE & Co. KGaA	5,805,526
148,850	Daimler AG	7,397,574

		17,369,101

Hong Kong: 6.1%
713,000	CK Hutchison Holdings Ltd.	6,266,099
4,720,537	MGM China Holdings Ltd.	7,419,224
3,699,000	New World Development Co. Ltd.	4,830,472
2,284,592	Wynn Macau Ltd.	4,490,225

		23,006,020

Ireland: 0.9%
52,200	Ryanair Holdings Plc - ADR*	3,465,036

Israel: 2.9%
2,498,092	Israel Discount Bank Ltd. - Class A	10,983,904

Shares		Value
Japan: 10.6%
172,600	Asahi Group Holdings Ltd.	$8,546,046
87,700	Cocokara fine, Inc.	4,723,327
94,700	Hoshizaki Corp.	7,472,755
307,448	Nexon Co. Ltd.*	3,731,705
136,868	Pan Pacific International Holdings Corp.	2,285,503
83,600	Square Enix Holdings Co. Ltd.	4,062,732
39,700	Toyota Motor Corp.	2,663,092
201,122	Universal Entertainment Corp.	6,496,365

		39,981,525

Mexico: 0.7%
272,846	Grupo Televisa SAB - ADR	2,668,434

Monaco: 1.2%
719,963	Scorpio Bulkers, Inc.(a)	4,377,375

Netherlands: 10.0%
5,148	ASML Holding N.V.	1,278,446
1,191,055	CNH Industrial N.V.	12,152,184
113,846	EXOR N.V.	7,642,800
634,880	OCI N.V.*	14,991,052
23,970	Prosus N.V.*	1,760,561

		37,825,043

Norway: 0.3%
248,141	B2Holding ASA	170,479
64,000	Borr Drilling Ltd.*	328,960
126,418	Borr Drilling Ltd.*	651,878

		1,151,317

Russia: 1.6%
4,217,570	Moscow Exchange MICEX-RTS PJSC	6,151,467

South Africa: 0.8%
19,870	Naspers Ltd. - Class N	3,015,051

South Korea: 2.4%
23,235	NAVER Corp.	3,055,723
85,000	SK Hynix, Inc.	5,845,213

		8,900,936

Spain: 0.8%
1,023,255	Codere S.A.*(a)(b)	3,175,880

Sweden: 2.0%
428,297	Modern Times Group MTG AB - Class B*	3,555,282
174,900	Nordic Entertainment Group AB - Class B	4,141,307

		7,696,589

Switzerland: 8.3%
32,200	Cie Financiere Richemont S.A.	2,367,020
541,333	Credit Suisse Group AG*	6,648,114
2,564,200	Glencore Plc*	7,730,649
1,312,321	IWG Plc	6,600,067
146,623	Julius Baer Group Ltd.*	6,505,807
8,855	Kuehne & Nagel International AG	1,305,446

		31,157,103

Litman Gregory Masters International Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2019 (Unaudited)(Continued)

Shares		Value
COMMON STOCKS (CONTINUED)
United Kingdom: 11.3%
122,471	Coca-Cola European Partners Plc	$6,836,822
569,658	easyJet Plc	8,059,045
1,511,454	Informa Plc	15,841,364
17,613,850	Lloyds Banking Group Plc	11,754,371

		42,491,602

United States: 0.8%
333,287	Genco Shipping & Trading Ltd.*	3,066,240

TOTAL COMMON STOCKS (Cost $348,508,897)		360,207,983

Principal Amount
SHORT-TERM INVESTMENTS: 4.1%
REPURCHASE AGREEMENTS: 4.1%
$15,402,000	Fixed Income Clearing Corp. 0.250%, 9/30/2019, due 10/01/2019 [collateral: par value $13,235,000, U.S. Treasury Bond, 3.000%, due 05/15/2045, value $15,727,100] (proceeds $15,402,107)	15,402,000

TOTAL SHORT-TERM INVESTMENTS (Cost $15,402,000)		15,402,000

TOTAL INVESTMENTS (Cost: $363,910,897): 99.5%		375,609,983

Other Assets in Excess of Liabilities: 0.5%		1,861,135

NET ASSETS: 100.0%		$377,471,118

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
L.P.	Limited Partnership
PJSC	Public Joint-Stock Company
*	Non-Income Producing Security.
(a)	Illiquid securities at September 30, 2019, at which time the aggregate value of these illiquid securities is $14,122,539 or 3.7% of net assets.
(b)	Security is valued using significant unobservable inputs in good faith in accordance with procedures approved by the Board of Trustees.

CURRENCY ABBREVIATIONS:

CHF	Swiss Franc
EUR	Euro
GBP	British Pound
USD	U.S. Dollar

The cost basis of investments for federal income tax purposes at September 30, 2019 was as follows*:

Cost of investments	$363,910,897

Gross unrealized appreciation	47,127,427
Gross unrealized depreciation	(35,187,140)

Net unrealized appreciation	$11,940,287

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Litman Gregory Masters International Fund

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at September 30, 2019 (Unaudited)

At September 30, 2019, the Fund had the following forward foreign currency exchange contracts:

			U.S. $ Value at		U.S. $ Value at	Asset Derivatives	Liability Derivatives
Counterparty	Settlement Date	Fund Receiving	September 30, 2019	Fund Delivering	September 30, 2019	Unrealized Appreciation	Unrealized Depreciation
State Street Bank and Trust Company	10/10/2019	USD	$5,801,950	GBP	$5,688,802	$113,148	$—
	10/10/2019	USD	2,184,698	GBP	2,210,411	—	(25,713)
	11/15/2019	USD	4,639,295	EUR	4,505,298	133,997	—
	12/18/2019	USD	1,525,266	CHF	1,505,497	19,769	—

			$14,151,209		$13,910,008	$266,914	$(25,713)

Litman Gregory Masters Smaller Companies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2019 (Unaudited)

Shares		Value
COMMON STOCKS: 84.0%
Communication Services: 7.4%
65,000	EW Scripps Co. (The) - Class A	$863,200
73,016	MDC Partners, Inc. - Class A*	205,905
21,593	Millicom International Cellular S.A.	1,050,931

		2,120,036

Consumer Discretionary: 6.2%
32,200	American Eagle Outfitters, Inc.	522,284
200	Cheesecake Factory, Inc. (The)	8,336
159,000	Groupon, Inc.*	422,940
3,462	Jack in the Box, Inc.	315,457
19,000	Tapestry, Inc.	494,950

		1,763,967

Consumer Staples: 9.0%
65,612	Hain Celestial Group, Inc. (The)*	1,409,018
10,000	Spectrum Brands Holdings, Inc.	527,200
11,284	TreeHouse Foods, Inc.*	625,698

		2,561,916

Energy: 3.3%
23,600	Noble Energy, Inc.	530,056
5,398	PDC Energy, Inc.*	149,795
23,805	WPX Energy, Inc.*	252,095

		931,946

Financials: 3.6%
18,200	AllianceBernstein Holding L.P.	534,170
16,800	Bank of NT Butterfield & Son Ltd. (The)	497,952

		1,032,122

Health Care: 7.2%
135,700	Capital Senior Living Corp.*	594,366
6,600	Integer Holdings Corp.*	498,696
3,833	Magellan Health, Inc.*	238,029
13,805	Orthofix Medical, Inc.*	731,941

		2,063,032

Industrials: 16.2%
7,440	ASGN, Inc.*	467,678
16,000	Avis Budget Group, Inc.*	452,160
7,850	Axon Enterprise, Inc.*	445,723
14,400	Gardner Denver Holdings, Inc.*	407,376
74,500	GP Strategies Corp.*	956,580
35,000	Heritage-Crystal Clean, Inc.*	927,500
3,441	Regal Beloit Corp.	250,677
9,350	Sensata Technologies Holding Plc*	468,061
6,274	SPX Corp.*	251,023

		4,626,778

Information Technology: 14.5%
5,658	Arrow Electronics, Inc.*	421,974

Shares		Value
Information Technology (continued)
26,500	Dropbox, Inc. - Class A*	$534,505
52,800	FireEye, Inc.*	704,352
8,800	FLIR Systems, Inc.	462,792
6,600	LogMeIn, Inc.	468,336
25,031	NCR Corp.*	789,978
10,300	ViaSat, Inc.*	775,796

		4,157,733

Materials: 14.8%
31,100	Axalta Coating Systems Ltd.*	937,665
23,000	Compass Minerals International, Inc.	1,299,270
46,365	Innophos Holdings, Inc.	1,505,008
20,900	Norbord, Inc.	500,555

		4,242,498

Real Estate: 1.8%
15,288	Equity Commonwealth	523,614

TOTAL COMMON STOCKS (Cost $24,009,469)		24,023,642

Principal Amount
SHORT-TERM INVESTMENTS: 16.0%
REPURCHASE AGREEMENTS : 16.0%
$4,584,000	Fixed Income Clearing Corp. 0.250%, 9/30/2019, due 10/01/2019 [collateral: par value $3,940,000 U.S. Treasury Bond, 3.000%, due 05/15/2045, value $4,681,887] (proceeds $4,584,032)	4,584,000

TOTAL SHORT-TERM INVESTMENTS (Cost $4,584,000)		4,584,000

TOTAL INVESTMENTS (Cost: $28,593,469): 100.0%		28,607,642

Liabilities in Excess of Other Assets: (0.0)%		(14,095)

NET ASSETS: 100.0%		$28,593,547

Percentages are stated as a percent of net assets.

L.P. Limited Partnership

*	Non-Income Producing Security.

The cost basis of investments for federal income tax purposes at September 30, 2019 was as follows*:

Cost of investments	$28,593,469

Gross unrealized appreciation	2,318,814
Gross unrealized depreciation	(2,304,641)

Net unrealized appreciation	$14,173

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2019 (Unaudited)

Shares		Value
COMMON STOCKS: 28.5%
Communication Services: 4.2%
5,863	Alphabet, Inc. - Class A*	$7,159,544
5,901	Alphabet, Inc. - Class C*(a)	7,193,319
599	AT&T, Inc.	22,666
86,514	Axel Springer SE*	5,943,911
43,730	Baidu, Inc. - ADR*	4,493,695
17,257	Charter Communications, Inc. - Class A*	7,111,955
63,157	Clear Channel Outdoor Holdings, Inc.*	159,156
182,366	Comcast Corp. - Class A(a)	8,221,059
19,094	Discovery, Inc. - Class C*	470,094
120,093	Entertainment One Ltd.	836,335
40,648	Facebook, Inc. - Class A*(a)	7,238,596
234,507	Gannett Co., Inc.	2,518,605
26,858	iHeartMedia, Inc. - Class A*	402,870
329,118	Inmarsat Plc	2,368,128
45,133	Liberty Global Plc - Class A*	1,117,042
13,628	NAVER Corp.	1,788,735
153,100	Nexon Co. Ltd.*	1,856,487
1,644	Nexstar Broadcasting Group, Inc. - Class A	168,198
2,126	Omnicom Group, Inc.	166,466
3,723	Sinclair Broadcast Group, Inc. - Class A	159,121
2,405	Verizon Communications, Inc.	145,166
529,762	Zayo Group Holdings, Inc.*	17,958,932

		77,500,080

Consumer Discretionary: 2.9%
732,718	BCA Marketplace Plc	2,125,822
1,997	Best Buy Co., Inc.	137,773
394,590	Caesars Entertainment Corp.*(a)	4,600,919
1,384	Darden Restaurants, Inc.	163,616
1,230	Expedia Group, Inc.	165,324
1,935	Garmin Ltd.	163,875
34,801	GrandVision N.V.(b)	1,042,927
253,405	Greene King Plc	2,640,857
724	Home Depot, Inc. (The)	167,983
161,420	International Speedway Corp. - Class A	7,265,514
144,101	JD.com, Inc. - ADR*	4,065,089
23,177	Lowe’s Cos., Inc.	2,548,543
731	McDonald’s Corp.	156,953
17,753	Mohawk Industries, Inc.*	2,202,615
34,448	Naspers Ltd. - Class N	5,213,742
86,020	Porsche Automobil Holding SE - (Preference Shares)	5,600,401
34,448	Prosus N.V.*	2,530,154
86,042	Regis Corp.*	1,739,769
3,100	Rent-A-Center, Inc.	79,949
155,210	Sotheby’s*	8,843,866
1,825	Starbucks Corp.	161,367
1,557	Target Corp.	166,459
26,437	Wyndham Hotels & Resorts, Inc.(a)	1,367,850
1,460	Yum! Brands, Inc.	165,608

		53,316,975

Consumer Staples: 0.2%
2,863	General Mills, Inc.	157,809

Shares		Value
Consumer Staples (continued)
2,326	Philip Morris International, Inc.	$176,613
426,458	Pioneer Foods Group Ltd.	2,981,374
9,845	Spectrum Brands Holdings, Inc.	519,015
2,981	Walgreens Boots Alliance, Inc.	164,879

		3,999,690

Energy: 1.8%
167,176	Bellatrix Exploration Ltd.*(c)	12,623
528,388	Buckeye Partners L.P.	21,711,463
3,672	CVR Energy, Inc.	161,678
220	Dommo Energia S.A. - ADR*	2,561
5,750	Enterprise Products Partners L.P.	164,335
280,494	Kinder Morgan, Inc.	5,780,981
326,660	SemGroup Corp. - Class A	5,337,624
21,289	Whiting Petroleum Corp.*	170,951

		33,342,216

Financials: 4.7%
2,816	Aflac, Inc.	147,333
126,231	Ally Financial, Inc.(a)	4,185,820
245,343	American International Group, Inc.(a)	13,665,605
21,504	Aon Plc	4,162,529
267,116	Bank of America Corp.	7,791,774
191,250	Brookfield Asset Management, Inc. - Class A	10,113,300
167,290	CIT Group, Inc.(a)	7,579,910
129,521	Citigroup, Inc.(a)	8,947,311
3,634	Fidelity National Financial, Inc.	161,386
67,640	Groupe Bruxelles Lambert S.A.(d)	6,498,676
392,870	Jefferies Financial Group, Inc.(a)	7,228,808
61,320	LPL Financial Holdings, Inc.	5,022,108
3,507	MetLife, Inc.	165,390
2,204	Progressive Corp. (The)	170,259
1,575	Prudential Financial, Inc.	141,671
1,210,335	Royal Bank of Scotland Group Plc	3,091,571
17,610	Signature Bank	2,099,464
4,878	Synchrony Financial	166,291
122,110	Wells Fargo & Co.(a)	6,159,228

		87,498,434

Health Care: 5.7%
2,336	AbbVie, Inc.	176,882
110,525	Allergan Plc(a)	18,600,252
1,995	AmerisourceBergen Corp.	164,248
790	Amgen, Inc.	152,873
3,315	Bristol-Myers Squibb Co.	168,104
312,514	Celgene Corp.*(a)	31,032,640
641	Eli Lilly & Co.	71,683
2,494	Gilead Sciences, Inc.	158,070
1,217	Johnson & Johnson	157,456
1,092	McKesson Corp.	149,233
181,067	Medidata Solutions, Inc.*	16,567,631
1,194	Medtronic Plc	129,692
1,905	Merck & Co., Inc.	160,363
157,398	Mylan N.V.*(a)	3,113,332
157,700	Olympus Corp.	2,123,768
1,041,433	Pacific Biosciences of California, Inc.*(a)	5,373,794

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2019 (Unaudited)(Continued)

Shares		Value
COMMON STOCKS (CONTINUED)
Health Care (continued)
137,303	Paratek Pharmaceuticals, Inc.*(a)	$593,149
11,610	Spark Therapeutics, Inc.*	1,125,938
717	UnitedHealth Group, Inc.	155,818
94,994	WellCare Health Plans, Inc.*(a)	24,619,595

		104,794,521

Industrials: 3.6%
450,606	Arconic, Inc.(a)	11,715,756
1,279	Caterpillar, Inc.	161,551
3,002,732	Cobham Plc*	5,794,918
1,026	Cummins, Inc.	166,899
385	Delta Air Lines, Inc.	22,176
1,968	Eaton Corp. Plc	163,639
22,826	HD Supply Holdings, Inc.*	894,209
24,424	Herc Holdings, Inc.*(a)	1,135,960
971	Honeywell International, Inc.	164,293
1,050	Illinois Tool Works, Inc.	164,315
1,653	Insperity, Inc.	163,019
49,370	Jardine Strategic Holdings Ltd.(d)	1,475,176
57	Lockheed Martin Corp.	22,233
46,523	Masco Corp.(a)	1,939,079
528,367	Meggitt Plc(d)	4,128,152
612,170	Milacron Holdings Corp.*	10,204,874
211,098	Navigant Consulting, Inc.	5,900,189
2,344	PACCAR, Inc.	164,103
115,909	Quad/Graphics, Inc.	1,218,204
47,688	Rush Enterprises, Inc. - Class A(a)	1,839,803
17,500	Sound Holding FP Luxemburg*(c)(d)	606,290
57,164	United Technologies Corp.(a)	7,804,029
112,365	Univar, Inc.*	2,332,697
62,519	WABCO Holdings, Inc.*(a)	8,361,916
928	Waste Management, Inc.	106,720

		66,650,200

Information Technology: 4.0%
836	Accenture Plc - Class A	160,805
119,216	Altran Technologies S.A.	1,873,458
77,705	Analog Devices, Inc.(a)	8,681,980
192	Apple, Inc.	43,002
954	Automatic Data Processing, Inc.	153,995
231,408	Avaya Holdings Corp.*	2,367,304
1,568	Booz Allen Hamilton Holding Corp.	111,359
30,105	Broadcom, Inc.	8,311,087
254,594	Carbon Black, Inc.*	6,616,898
1,377	CDW Corp.	169,701
2,445	Cisco Systems, Inc.	120,807
11,197	Hewlett Packard Enterprise Co.	169,859
8,421	HP, Inc.	159,325
3,223	Intel Corp.	166,081
588	Intuit, Inc.	156,373
1,057	KLA-Tencor Corp.	168,539
1,906	Leidos Holdings, Inc.	163,687
12,750	LiveRamp Holdings, Inc.*	547,740
16,195	LogMeIn, Inc.(a)	1,149,197

Shares		Value
Information Technology (continued)
602	MasterCard, Inc. - Class A	$163,485
165,817	Mellanox Technologies Ltd.*(a)	18,171,885
45,982	Microsoft Corp.	6,392,877
159,124	MINDBODY, Inc. - Class A*(d)	5,808,026
2,968	Oracle Corp.	163,329
1,966	Paychex, Inc.	162,726
134,704	Pivotal Software, Inc. - Class A*	2,009,784
70,663	Presidio, Inc.(a)	1,194,205
67,824	Symantec Corp.	1,602,681
72,340	TE Connectivity Ltd.(a)	6,740,641
600	Texas Instruments, Inc.	77,544
770	Visa, Inc. - Class A	132,448

		73,910,828

Materials: 1.3%
56,970	Axalta Coating Systems Ltd.*	1,717,646
15,148	Cabot Corp.	686,507
357,443	Cemex SAB de C.V. - ADR	1,401,177
3,295	CF Industries Holdings, Inc.	162,114
1,154,652	Glencore Plc*	3,477,123
73,728	HeidelbergCement AG	5,332,395
58,729	Hexion Holdings Corp. - Class B*	660,701
139,455	LafargeHolcim Ltd.*	6,865,133
1,873	LyondellBasell Industries N.V. - Class A	167,577
214,808	OMNOVA Solutions, Inc.*(a)	2,163,117
216,650	Owens-Illinois, Inc.(a)	2,224,995

		24,858,485

Real Estate: 0.0%
8,710	CoreCivic, Inc.	150,509
4,289	Gaming and Leisure Properties, Inc.	164,011
5,121	Iron Mountain, Inc.	165,869

		480,389

Utilities: 0.1%
2,096	FirstEnergy Corp.	101,090
86,230	PG&E Corp.*	862,300
1,694	PPL Corp.	53,344

		1,016,734

TOTAL COMMON STOCKS (Cost $497,925,892)		527,368,552

RIGHTS/WARRANTS: 0.0%
17,471	Avaya Holdings Corp. (Expiration date 12/15/22)*(d)	18,781
4,030	Ditech Holding Corp. (Expiration date 01/31/28)*(d)	20
5,079	Ditech Holding Corp. (Expiration date 02/09/28)*(d)	28

TOTAL RIGHTS/WARRANTS (Cost $0)		18,829

PREFERRED STOCKS: 0.2%
Consumer Staples: 0.1%
	Bunge Ltd.
16,326	4.875%, 12/20/2165(e)	1,659,211

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2019 (Unaudited)(Continued)

Shares		Value
PREFERRED STOCKS (CONTINUED)
Energy: 0.0%
	Chesapeake Energy Corp.
506	5.750%, 08/15/2166(e)	$193,292
	El Paso Energy Capital Trust I
528	4.750%, 03/31/2028	27,704

		220,996

Financials: 0.0%
	Ditech Holding Corp.
241	0.000%, 02/09/2023*(d)(e)	133

Industrials: 0.1%
	Element Communication Aviation
170	12.000%, 03/16/2040(c)(d)	1,468,800

TOTAL PREFERRED STOCKS (Cost $4,067,060)		3,349,140

CLOSED-END FUND: 0.1%
114,390	Altaba, Inc.*(a)	2,228,317

TOTAL CLOSED-END FUND (Cost $505,150)		2,228,317

Principal Amount^
ASSET-BACKED SECURITIES: 9.5%
	ACC Trust
$ 35,121	Series 2018-1-A 3.700%, 12/21/2020(b)	35,166
	Accelerated Assets LLC
247,188	Series 2018-1-B 4.510%, 12/02/2033(b)	254,142
	Adams Outdoor Advertising L.P.
923,845	Series 2018-1-A 4.810%, 11/15/2048(b)	960,212
	AIM Aviation Finance Ltd.
690,544	Series 2015-1A-B1 5.072%, 02/15/2040(b)(f)	697,267
	Ajax Mortgage Loan Trust
100,741	Series 2017-A-A 3.470%, 04/25/2057(b)(f)	101,000
364,269	Series 2017-B-A 3.163%, 09/25/2056(b)(g)	365,832
	Ally Auto Receivables Trust
881,640	Series 2017-4-A3 1.750%, 12/15/2021	880,255
	American Express Credit Account Master Trust
525,000	Series 2019-1-A 2.870%, 10/15/2024	538,547
	American Homes 4 Rent
875,000	Series 2014-SFR2-E 6.231%, 10/17/2036(b)	975,684
600,000	Series 2014-SFR3-E 6.418%, 12/17/2036(b)	676,437
845,000	Series 2015-SFR1-E 5.639%, 04/17/2052(b)	924,218
	AmeriCredit Automobile Receivables Trust
795,000	Series 2018-2-D 4.010%, 07/18/2024	828,594

Principal Amount^		Value
	Americredit Automobile Receivables Trust
$ 1,010,000	Series 2018-3-D 4.040%, 11/18/2024	$1,058,129
	AmeriCredit Automobile Receivables Trust
630,000	Series 2019-3-A3 2.060%, 04/18/2024	630,776
	Apidos CLO XXI
500,000	Series 2015-21A-ER 10.550%, 07/18/2027(b)(h) 3 mo. USD LIBOR + 8.250%	478,183
	Apidos CLO XXII
500,000	Series 2015-22A-D 8.278%, 10/20/2027(b)(h) 3 mo. USD LIBOR + 6.000%	484,895
	Apidos CLO XXIV
1,000,000	Series 2016-24A-DR 8.078%, 10/20/2030(b)(h) 3 mo. USD LIBOR + 5.800%	937,314
	Ascentium Equipment Receivables Trust
95,000	Series 2017-2A-C 2.870%, 08/10/2022(b)	95,921
	Atrium XIII
500,000	Series 13A-E 8.309%, 11/21/2030(b)(h) 3 mo. USD LIBOR + 6.050%	477,628
	Atrium XIV LLC
750,000	Series 14A-E 7.972%, 08/23/2030(b)(h) 3 mo. USD LIBOR + 5.650%	703,255
	BA Credit Card Trust
1,940,000	Series 2018-A1-A1 2.700%, 07/17/2023	1,961,447
	Barings CLO Ltd.
1,000,000	Series 2018-3A-E 8.028%, 07/20/2029(b)(h) 3 mo. USD LIBOR + 5.750%	898,142
500,000	Series 2018-4A-E 8.123%, 10/15/2030(b)(h) 3 mo. USD LIBOR + 5.820%	469,676
	Bayview Opportunity Master Fund IIIa Trust
51,587	Series 2018-RN8-A1 4.066%, 09/28/2033(b)(f)	51,897
	Bayview Opportunity Master Fund IVa Trust
387,219	Series 2019-RN2-A1 3.967%, 03/28/2034(b)(f)	389,760
	Bayview Opportunity Master Fund IVb Trust
237,328	Series 2018-RN9-A1 4.213%, 10/29/2033(b)(f)	238,624
326,160	Series 2019-RN1-A1 4.090%, 02/28/2034(b)(f)	329,017
	Blackbird Capital Aircraft Lease Securitization Ltd.
291,667	Series 2016-1A-A 4.213%, 12/16/2041(b)(f)	301,187
270,833	Series 2016-1A-B 5.682%, 12/16/2041(b)(f)	283,615
	BMW Vehicle Owner Trust
33,439	Series 2018-A-A2B 2.088%, 11/25/2020(h) 1 mo. USD LIBOR + 0.070%	33,436

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2019 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	Buttermilk Park CLO Ltd.
$ 750,000	Series 2018-1A-E 8.053%, 10/15/2031(b)(h) 3 mo. USD LIBOR + 5.750%	$688,775
	California Republic Auto Receivables Trust
520,000	Series 2018-1-D 4.330%, 04/15/2025	541,752
	CAM Mortgage Trust
6,373	Series 2018-1-A1 3.960%, 12/01/2065(b)(f)	6,386
	Canyon Capital CLO Ltd.
1,000,000	Series 2016-1A-ER 8.053%, 07/15/2031(b)(h) 3 mo. USD LIBOR + 5.750%	881,301
500,000	Series 2018-1A-E 8.053%, 07/15/2031(b)(h) 3 mo. USD LIBOR + 5.750%	456,419
	Capital One Multi-Asset Execution Trust
745,000	Series 2019-A1-A1 2.840%, 12/15/2024	762,268
	Carlyle Global Market Strategies CLO Ltd.
500,000	Series 2014-2RA-D 7.508%, 05/15/2031(b)(h) 3 mo. USD LIBOR + 5.350%	435,879
	CarMax Auto Owner Trust
9,474	Series 2017-4-A2B 2.158%, 04/15/2021(h) 1 mo. USD LIBOR + 0.130%	9,474
80,768	Series 2018-1-A2B 2.178%, 05/17/2021(h) 1 mo. USD LIBOR + 0.150%	80,756
445,000	Series 2018-2-D 3.990%, 04/15/2025	460,875
1,022,734	Series 2018-3-A2B 2.228%, 10/15/2021(h) 1 mo. USD LIBOR + 0.200%	1,023,157
305,000	Series 2018-4-D 4.150%, 04/15/2025	319,260
	Castlelake Aircraft Securitization Trust
231,985	Series 2018-1-B 5.300%, 06/15/2043(b)	238,430
3,874,370	Series 2018-1-C 6.625%, 06/15/2043(b)	3,912,772
	Castlelake Aircraft Structured Trust
3,000,000	Series 2019-1A-E 0.000%, 04/15/2039(b)	3,025,744
	Catskill Park CLO Ltd.
1,000,000	Series 2017-1A-D 8.278%, 04/20/2029(b)(h) 3 mo. USD LIBOR + 6.000%	950,930
	CCG Receivables Trust
100,000	Series 2018-1-C 3.420%, 06/16/2025(b)	101,407
	Chenango Park CLO Ltd.
500,000	Series 2018-1A-D 8.103%, 04/15/2030(b)(h) 3 mo. USD LIBOR + 5.800%	459,653

Principal Amount^		Value
	Chesapeake Funding II LLC
$ 180,000	Series 2017-2A-D 3.710%, 05/15/2029(b)	$181,602
395,366	Series 2017-4A-A2 2.368%, 11/15/2029(b)(h) 1 mo. USD LIBOR + 0.340%	395,551
250,000	Series 2018-1A-C 3.570%, 04/15/2030(b)	257,009
640,000	Series 2018-1A-D 3.920%, 04/15/2030(b)	656,723
	CIG Auto Receivables Trust
34,759	Series 2017-1A-A 2.710%, 05/15/2023(b)	34,798
	Citibank Credit Card Issuance Trust
2,000,000	Series 2018-A1-A1 2.490%, 01/20/2023	2,015,184
	Coinstar Funding LLC
1,075,250	Series 2017-1A-A2 5.216%, 04/25/2047(b)	1,108,597
	Colony American Finance Ltd.
480,000	Series 2015-1-D 5.649%, 10/15/2047(b)	491,509
230,000	Series 2016-1-C 4.638%, 06/15/2048(b)(f)	231,792
	Cook Park CLO Ltd.
1,000,000	Series 2018-1A-E 7.703%, 04/17/2030(b)(h) 3 mo. USD LIBOR + 5.400%	902,632
	CPS Auto Receivables Trust
220,000	Series 2017-D-D 3.730%, 09/15/2023(b)	223,335
105,000	Series 2018-A-C 3.050%, 12/15/2023(b)	105,627
490,000	Series 2018-D-C 3.830%, 09/15/2023(b)	501,168
	Credit Acceptance Auto Loan Trust
775,000	Series 2018-2A-C 4.160%, 09/15/2027(b)	805,348
	CSAB Mortgage-Backed Trust
1,857,684	Series 2006-2-A6B 5.700%, 09/25/2036(f)	289,651
	CVP Cascade CLO-2 Ltd.
904,106	Series 2014-2A-A1R 3.500%, 07/18/2026(b)(h) 3 mo. USD LIBOR + 1.200%	904,185
	DB Master Finance LLC
216,458	Series 2019-1A-A23 4.352%, 05/20/2049(b)	229,136
	Diamond Resorts Owner Trust
108,936	Series 2017-1A-C 6.070%, 10/22/2029(b)	111,973
486,532	Series 2018-1-C 4.530%, 01/21/2031(b)	498,177
403,776	Series 2019-1A-B 3.530%, 02/20/2032(b)	404,194
	Discover Card Execution Note Trust
1,585,000	Series 2018-A3-A3 2.258%, 12/15/2023(h) 1 mo. LIBOR + 0.230%	1,585,635
	Domino’s Pizza Master Issuer LLC
49,000	Series 2017-1A-A23 4.118%, 07/25/2047(b)	51,349

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2019 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	Domino’s Pizza Master Issuer LLC (Continued)
$ 325,875	Series 2018-1A-A2II 4.328%, 07/25/2048(b)	$344,084
	Dorchester Park CLO Ltd.
500,000	Series 2015-1A-ER 7.278%, 04/20/2028(b)(h) 3 mo. USD LIBOR + 5.000%	478,377
	Drive Auto Receivables Trust
975,000	Series 2018-1-D 3.810%, 05/15/2024	993,124
630,000	Series 2018-5-D 4.300%, 04/15/2026	653,250
	Driven Brands Funding LLC
232,063	Series 2018-1A-A2 4.739%, 04/20/2048(b)	243,697
	Dryden 40 Senior Loan Fund
1,000,000	Series 2015-40A-ER 7.908%, 08/15/2031(b)(h) 3 mo. USD LIBOR + 5.750%	923,020
	Dryden 55 CLO Ltd.
500,000	Series 2018-55A-F 9.503%, 04/15/2031(b)(h) 3 mo. USD LIBOR + 7.200%	431,103
	DT Auto Owner Trust
529,252	Series 2016-1A-D 4.660%, 12/15/2022(b)	531,902
556,200	Series 2016-2A-D 5.430%, 11/15/2022(b)	562,352
410,000	Series 2018-2A-D 4.150%, 03/15/2024(b)	422,725
585,000	Series 2018-3A-C 3.790%, 07/15/2024(b)	597,653
	Earnest Student Loan Program LLC
13,000	Series 2016-D-R 0.000%, 01/25/2041(b)	385,892
	Elevation CLO Ltd.
932,478	Series 2015-4A-AR 3.290%, 04/18/2027(b)(h) 3 mo. USD LIBOR + 0.990%	932,509
	Fairstone Financial Issuance Trust
670,000 (CAD)	Series 2019-1A-A 3.948%, 03/21/2033(b)	510,067
	Fillmore Park CLO Ltd.
500,000	Series 2018-1A-E 7.703%, 07/15/2030(b)(h) 3 mo. USD LIBOR + 5.400%	459,191
	Five Guys Funding LLC
674,900	Series 2017-1A-A2 4.600%, 07/25/2047(b)	709,956
	Flagship Credit Auto Trust
300,000	Series 2016-3-E 6.250%, 10/15/2023(b)	316,415
700,000	Series 2019-2-D 3.530%, 05/15/2025(b)	719,057
	Flatiron CLO Ltd.
303,006	Series 2015-1A-AR 3.193%, 04/15/2027(b)(h) 3 mo. USD LIBOR + 0.890%	303,017
	GCAT LLC
144,903	Series 2018-1-A1 3.844%, 06/25/2048(b)(f)	145,464
	Genesis Sales Finance Master Trust
145,000	Series 2019-AA-A 4.680%, 08/20/2023(b)	148,089

Principal Amount^		Value
	Gilbert Park CLO Ltd.
$ 500,000	Series 2017-1A-E 8.703%, 10/15/2030(b)(h) 3 mo. USD LIBOR + 6.400%	$485,451
	Global Container Assets 2014 Holdings Ltd.
748,364	Series 2014-1-C 6.000%, 01/05/2030(b)(c)(d)	607,671
330,270	Series 2014-1-D 7.500%, 01/05/2030(b)(c)(d)	181,318
1,185,000	Series 2014-1-E 0.000%, 01/05/2030(b)(c)(d)	0
	Global Container Assets Ltd.
174,157	Series 2015-1A-B 4.500%, 02/05/2030(b)	172,041
	GM Financial Consumer Automobile Receivables Trust
230,592	Series 2018-1-A2B 2.118%, 01/19/2021(h) 1 mo. USD LIBOR + 0.090%	230,561
451,239	Series 2018-3-A2B 2.138%, 07/16/2021(h) 1 mo. USD LIBOR + 0.110%	451,138
	GSAA Home Equity Trust
668,869	Series 2006-10-AF5 6.448%, 06/25/2036(f)	304,548
	Halcyon Loan Advisors Funding Ltd.
16,147	Series 2013-1A-A1 3.453%, 04/15/2025(b)(h) 3 mo. USD LIBOR + 1.150%	16,150
704,641	Series 2014-2A-A1BR 3.436%, 04/28/2025(b)(h) 3 mo. USD LIBOR + 1.180%	704,832
	Harbour Aircraft Investments Ltd.
1,363,024	Series 2017-1-C 8.000%, 11/15/2037	1,375,271
	Harley Marine Financing LLC
954,473	Series 2018-1A-A2 5.682%, 05/15/2043(b)	848,719
	Hertz Vehicle Financing II L.P.
365,000	Series 2017-2A-A 3.290%, 10/25/2023(b)	373,657
	Highbridge Loan Management Ltd.
500,000	Series 2013-2A-DR 8.878%, 10/20/2029(b)(h) 3 mo. USD LIBOR + 6.600%	487,494
	Home Partners of America Trust
340,000	Series 2016-2-E 5.805%, 10/17/2033(b)(h) 1 mo. LIBOR + 3.780%	340,815
580,000	Series 2016-2-F 6.725%, 10/17/2033(b)(h) 1 mo. LIBOR + 4.700%	581,039
	Honda Auto Receivables Owner Trust
301,197	Series 2017-3-A3 1.790%, 09/20/2021	300,956
690,000	Series 2019-1-A3 2.830%, 03/20/2023	702,350
	Horizon Aircraft Finance I Ltd.
2,684,033	Series 2018-1-C 6.657%, 12/15/2038(b)	2,722,943
	InSite Issuer LLC
3,500,000	Series 2016-1A-C 6.414%, 11/15/2046(b)	3,658,621

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2019 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	Invitation Homes Trust
$ 714,902	Series 2018-SFR1-E 4.025%, 03/17/2037(b)(h) 1 mo. LIBOR + 2.000%	$716,043
1,225,000	Series 2018-SFR2-E 4.028%, 06/17/2037(b)(h) 1 mo. LIBOR + 2.000%	1,228,988
	Jamestown CLO VII Ltd.
785,000	Series 2015-7A-A1R 3.106%, 07/25/2027(b)(h) 3 mo. USD LIBOR + 0.830%	783,113
	JP Morgan Mortgage Acquisition Trust
1,000,000	Series 2007-CH1-AF5 4.891%, 11/25/2036(f)	1,078,825
	Kestrel Aircraft Funding Ltd.
565,017	Series 2018-1A-A 4.250%, 12/15/2038(b)	579,187
	Labrador Aviation Finance Ltd.
1,666,667	Series 2016-1A-B1 5.682%, 01/15/2042(b)	1,707,190
	LCM 26 Ltd.
500,000	Series 26A-E 7.578%, 01/20/2031(b)(h) 3 mo. USD LIBOR + 5.300%	434,414
	LCM Loan Income Fund I Income Note Issuer Ltd.
500,000	Series 27A-E 7.922%, 07/16/2031(b)(h) 3 mo. USD LIBOR + 5.600%	454,793
	LCM XVII L.P.
1,000,000	Series 17A-ER 8.303%, 10/15/2031(b)(h) 3 mo. USD LIBOR + 6.000%	875,903
	LCM XX L.P.
500,000	Series 20A-ER 7.728%, 10/20/2027(b)(h) 3 mo. USD LIBOR + 5.450%	473,568
	Lehman XS Trust
2,830,502	Series 2005-6-3A3A 5.760%, 11/25/2035(f)	2,000,211
574,220	Series 2006-8-3A3 4.988%, 06/25/2036(f)	578,011
	Limerock CLO III LLC
205,862	Series 2014-3A-A1R 3.478%, 10/20/2026(b)(h) 3 mo. USD LIBOR + 1.200%	205,960
	Madison Park Funding XII Ltd.
250,000	Series 2014-12A-B1R 3.928%, 07/20/2026(b)(h) 3 mo. USD LIBOR + 1.650%	250,028
	Madison Park Funding XIV Ltd.
1,000,000	Series 2014-14A-ER 8.078%, 10/22/2030(b)(h) 3 mo. USD LIBOR + 5.800%	916,375
	MAPS Ltd.
659,340	Series 2018-1A-A 4.212%, 05/15/2043(b)	676,909
299,868	Series 2019-1A-A 4.458%, 03/15/2044(b)	310,911

Principal Amount^		Value
	Marlette Funding Trust
$ 253,668	Series 2019-1A-A 3.440%, 04/16/2029(b)	$255,552
404,449	Series 2019-3A-A 2.690%, 09/17/2029(b)	405,945
	Master Asset-Backed Securities Trust
11,408,774	Series 2006-NC3-A3 2.118%, 10/25/2036(h) 1 mo. USD LIBOR + 0.100%	7,508,815
	Mosaic Solar Loans LLC
1,906,995	Series 2017-2A-B 4.770%, 06/22/2043(b)	1,965,539
	Motor Plc
323,563	Series 2017-1A-A1 2.548%, 09/25/2024(b)(h) 1 mo. USD LIBOR + 0.530%	323,673
	Mountain View CLO X Ltd.
865,000	Series 2015-10A-AR 3.123%, 10/13/2027(b)(h) 3 mo. USD LIBOR + 0.820%	865,020
	MVW Owner Trust
149,434	Series 2019-1A-C 3.330%, 11/20/2036(b)	151,853
	Myers Park CLO Ltd.
1,000,000	Series 2018-1A-E 7.778%, 10/20/2030(b)(h) 3 mo. USD LIBOR + 5.500%	920,768
	Nationstar HECM Loan Trust
3,200,000	Series 2018-1A-M4 4.705%, 02/25/2028(b)(g)	3,251,893
	Navistar Financial Dealer Note Master Owner Trust
310,000	Series 2018-1-A 2.648%, 09/25/2023(b)(h) 1 mo. LIBOR + 0.630%	310,458
	Neuberger Berman CLO XVI-S Ltd.
500,000	Series 2017-16SA-E 7.703%, 01/15/2028(b)(h) 3 mo. USD LIBOR + 5.400%	481,196
	Neuberger Berman CLO XXIII Ltd.
1,000,000	Series 2016-23A-ER 8.053%, 10/17/2027(b)(h) 3 mo. USD LIBOR + 5.750%	948,925
	Neuberger Berman Loan Advisers CLO 24 Ltd.
1,000,000	Series 2017-24A-E 8.323%, 04/19/2030(b)(h) 3 mo. USD LIBOR + 6.020%	962,721
	Neuberger Berman Loan Advisers CLO 26 Ltd.
1,000,000	Series 2017-26A-INC 0.000%, 10/18/2030(b)(g)	713,520
	NextGear Floorplan Master Owner Trust
1,940,000	Series 2017-1A-A1 2.878%, 04/18/2022(b)(h) 1 mo. LIBOR + 0.850%	1,944,870
1,210,000	Series 2017-2A-A1 2.708%, 10/17/2022(b)(h) 1 mo. LIBOR + 0.680%	1,213,728
845,000	Series 2018-1A-A1 2.668%, 02/15/2023(b)(h) 1 mo. LIBOR + 0.640%	846,938

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2019 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	Nissan Auto Receivables Owner Trust
$ 71,224	Series 2017-C-A2B 2.098%, 10/15/2020(h) 1 mo. USD LIBOR + 0.070%	$71,223
1,060,000	Series 2018-A-A3 2.650%, 05/16/2022	1,065,143
543,592	Series 2018-B-A2B 2.128%, 07/15/2021(h) 1 mo. USD LIBOR + 0.100%	543,601
	NRZ Excess Spread-Collateralized Notes
1,993,879	Series 2018-PLS2-D 4.593%, 02/25/2023(b)	2,011,201
	Oak Hill Advisors Residential Loan Trust
23,168	Series 2017-NPL1-A1 3.000%, 06/25/2057(b)(f)	23,225
81,328	Series 2017-NPL2-A1 3.000%, 07/25/2057(b)(f)	81,471
	Octagon Investment Partners 26 Ltd.
1,000,000	Series 2016-1A-FR 10.393%, 07/15/2030(b)(h) 3 mo. USD LIBOR + 8.090%	906,487
	Octagon Investment Partners XVI Ltd.
1,000,000	Series 2013-1A-ER 8.053%, 07/17/2030(b)(h) 3 mo. USD LIBOR + 5.750%	894,106
1,500,000	Series 2013-1A-SUB 0.000%, 07/17/2030(b)(g)	454,840
	OneMain Financial Issuance Trust
675,000	Series 2015-3A-B 4.160%, 11/20/2028(b)	693,731
1,000,000	Series 2016-1A-C 6.000%, 02/20/2029(b)	1,022,942
	Oxford Finance Funding LLC
180,000	Series 2019-1A-A2 4.459%, 02/15/2027(b)	184,693
	Parallel Ltd.
840,000	Series 2015-1A-AR 3.128%, 07/20/2027(b)(h) 3 mo. USD LIBOR + 0.850%	840,724
	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
8,000,000	Series 2005-WHQ1-M5 3.143%, 03/25/2035(h) 1 mo. USD LIBOR + 1.125%	8,025,660
	Penarth Master Issuer Trust
300,000	Series 2019-1A 2.581%, 07/18/2023(b)(h) 1 mo. USD LIBOR + 0.540%	300,365
	Planet Fitness Master Issuer LLC
856,350	Series 2018-1A-A2I 4.262%, 09/05/2048(b)	877,722
	PNMAC FMSR Issuer Trust
7,300,000	Series 2018-FT1-A 4.368%, 04/25/2023(b)(h) 1 mo. USD LIBOR + 2.350%	7,269,085
	Prestige Auto Receivables Trust
200,000	Series 2019-1A-E 3.900%, 05/15/2026(b)	202,731

Principal Amount^		Value
	Preston Ridge Partners Mortgage LLC
$ 496,041	Series 2017-2A-A1 3.470%, 09/25/2022(b)(f)	$498,062
315,000	Series 2017-2A-A2 5.000%, 09/25/2022(b)(f)	316,595
236,882	Series 2017-3A-A1 3.470%, 11/25/2022(b)(g)	237,535
120,000	Series 2017-3A-A2 5.000%, 11/25/2022(b)(g)	119,482
275,000	Series 2018-1A-A2 5.000%, 04/25/2023(b)(g)	274,300
	Progress Residential Trust
210,000	Series 2017-SFR2-E 4.142%, 12/17/2034(b)	212,860
125,000	Series 2018-SFR2-E 4.656%, 08/17/2035(b)	129,036
530,000	Series 2019-SFR1-E 4.466%, 08/17/2035(b)	548,912
	RCO V Mortgage LLC
103,371	Series 2018-1-A1 4.000%, 05/25/2023(b)(f)	103,876
	S-Jets Ltd.
1,204,563	Series 2017-1-A 3.967%, 08/15/2042(b)	1,242,108
	Santander Drive Auto Receivables Trust
1,120,000	Series 2018-2-D 3.880%, 02/15/2024	1,140,976
975,000	Series 2018-3-D 4.070%, 08/15/2024	1,006,227
735,000	Series 2018-5-C 3.810%, 12/16/2024	748,752
875,000	Series 2019-2-D 3.220%, 07/15/2025	893,122
	SCF Equipment Leasing LLC
1,135,000	Series 2018-1A-C 4.210%, 04/20/2027(b)	1,198,440
	Shenton Aircraft Investment I Ltd.
170,770	Series 2015-1A-A 4.750%, 10/15/2042(b)	174,834
	SLM Private Credit Student Loan Trust
334,000	Series 2003-A-A3 5.410%, 06/15/2032(h) 28 day ARS	333,900
865,000	Series 2003-B-A3 5.080%, 03/15/2033(h) 28 day ARS	864,741
76,000	Series 2003-B-A4 4.750%, 03/15/2033(h) 28 day ARS	75,977
	SMB Private Education Loan Trust
353,777	Series 2017-B-A2B 2.778%, 10/15/2035(b)(h) 1 mo. USD LIBOR + 0.750%	354,147
	SoFi Consumer Loan Program Trust
620,000	Series 2018-2-A2 3.350%, 04/26/2027(b)	625,423
435,000	Series 2018-2-B 3.790%, 04/26/2027(b)	446,175
380,000	Series 2019-4-C 2.840%, 08/25/2028(b)	381,646

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2019 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	SoFi Professional Loan Program LLC
$ 13,090	Series 2014-B-A1 3.268%, 08/25/2032(b)(h) 1 mo. USD LIBOR + 1.250%	$13,118
257,042	Series 2016-A-B 3.570%, 01/26/2038(b)	258,795
133,000	Series 2017-F-R1 0.000%, 01/25/2041(b)	8,444,842
63,855	Series 2019-B-R1 0.000%, 08/17/2048(b)	2,359,580
	Soundview Home Loan Trust
5,966,009	Series 2007-OPT3-2A3 2.198%, 08/25/2037(h) 1 mo. USD LIBOR + 0.180%	5,784,810
	Sprite Ltd.
314,117	Series 2017-1-B 5.750%, 12/15/2037(b)	321,657
	Staniford Street CLO Ltd.
457,927	Series 2014-1A-AR 3.299%, 06/15/2025(b)(h) 3 mo. USD LIBOR + 1.180%	458,361
	Stanwich Mortgage Loan Trust
9,562	Series 2012-2-A 0.000%, 03/15/2047(b)(d)(g)	1,312
	Stewart Park CLO Ltd.
500,000	Series 2015-1A-ER 7.583%, 01/15/2030(b)(h) 3 mo. USD LIBOR + 5.280%	439,194
	Terwin Mortgage Trust
834,654	Series 2006-3-2A2 2.228%, 04/25/2037(b)(h) 1 mo. USD LIBOR + 0.210%	824,239
	THL Credit Wind River CLO Ltd.
2,000,000	Series 2014-2A-INC 0.000%, 01/15/2031(b)	690,939
500,000	Series 2018-2A-E 8.053%, 07/15/2030(b)(h) 3 mo. USD LIBOR + 5.750%	459,383
	Tidewater Auto Receivables Trust
110,000	Series 2018-AA-D 4.300%, 11/15/2024(b)	112,529
	Towd Point Mortgage Trust
309,715	Series 2017-6-A1 2.750%, 10/25/2057(b)(g)	312,869
	Toyota Auto Receivables Owner Trust
594	Series 2017-D-A2B 2.078%, 08/17/2020(h) 1 mo. USD LIBOR + 0.050%	594
427,109	Series 2018-A-A2B 2.098%, 10/15/2020(h) 1 mo. USD LIBOR + 0.070%	427,113
	Tricon American Homes Trust
415,000	Series 2019-SFR1-A 2.750%, 03/17/2038(b)	416,425
	Tryon Park CLO Ltd.
1,000,000	Series 2013-1A-DR 8.253%, 04/15/2029(b)(h) 3 mo. USD LIBOR + 5.950%	973,238

Principal Amount^		Value
	United Auto Credit Securitization Trust
$ 640,000	Series 2019-1-C 3.160%, 08/12/2024(b)	$643,710
	Venture XXI CLO Ltd.
645,000	Series 2015-21A-AR 3.183%, 07/15/2027(b)(h) 3 mo. USD LIBOR + 0.880%	645,010
	Vericrest Opportunity Loan Trust
535,380	Series 2019-NPL3-A1 3.967%, 03/25/2049(b)(f)	539,710
806,394	Series 2019-NPL5-A1A 3.352%, 09/25/2049(b)(f)	810,920
	Verizon Owner Trust
620,000	Series 2017-3A-A1B 2.314%, 04/20/2022(b)(h) 1 mo. USD LIBOR + 0.270%	620,899
	Veros Automobile Receivables Trust
14,839	Series 2017-1-A 2.840%, 04/17/2023(b)	14,838
	Volkswagen Auto Loan Enhanced Trust
508,115	Series 2018-1-A2B 2.224%, 07/20/2021(h) 1 mo. USD LIBOR + 0.180%	508,171
	VOLT LXX LLC
437,611	Series 2018-NPL6-A1A 4.115%, 09/25/2048(b)(f)	439,974
	VOLT LXXI LLC
223,617	Series 2018-NPL7-A1A 3.967%, 09/25/2048(b)(f)	225,253
	VOLT LXXII LLC
2,098,326	Series 2018-NPL8-A1A 4.213%, 10/26/2048(b)(f)	2,110,867
	VOLT LXXV LLC
746,349	Series 2019-NPL1-A1A 4.336%, 01/25/2049(b)(f)	753,313
	Voya CLO Ltd.
500,000	Series 2018-2A-E 7.553%, 07/15/2031(b)(h) 3 mo. USD LIBOR + 5.250%	441,877
	WAVE Trust
295,518	Series 2017-1A-B 5.682%, 11/15/2042(b)	306,142
	Webster Park CLO Ltd.
1,000,000	Series 2015-1A-DR 7.778%, 07/20/2030(b)(h) 3 mo. USD LIBOR + 5.500%	909,509
	Westlake Automobile Receivables Trust
205,000	Series 2017-1A-D 3.460%, 10/17/2022(b)	206,243
245,000	Series 2018-1A-D 3.410%, 05/15/2023(b)	247,557
565,000	Series 2018-2A-D 4.000%, 01/16/2024(b)	577,666
	Wingstop Funding LLC
238,800	Series 2018-1-A2 4.970%, 12/05/2048(b)	248,283

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2019 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	World Financial Network Credit Card Master Trust
$ 1,765,000	Series 2019-C-M 2.710%, 07/15/2026	$1,764,954

TOTAL ASSET-BACKED SECURITIES (Cost $176,461,660)		176,809,001

BANK LOANS: 2.7%
	1011778 B.C. Unlimited Liability Co.
522,211	4.294%, 02/16/2024(h) 1 mo. LIBOR + 2.250%	524,561
	Acrisure LLC
472,445	6.354%, 11/22/2023(h) 3 mo. LIBOR + 4.250%	471,118
	AES Corp.
40,705	3.874%, 05/31/2022(h) 3 mo. LIBOR + 1.750%	40,777
	Air Methods Corp.
1,191,952	5.604%, 04/21/2024(h) 3 mo. LIBOR + 3.500%	973,824
	Albertsons LLC
86,466	4.794%, 11/17/2025(h) 1 mo. LIBOR + 2.750%	87,094
	Allied Universal Holdco LLC
213,829	6.507%, 07/10/2026(h) 3 mo. LIBOR + 4.250%	214,397
	Almonde, Inc.
469,041	5.696%, 06/13/2024(h) 2 mo. LIBOR + 3.500%	457,338
	American Builders & Contractors Supply Co., Inc.
525,319	4.044%, 10/31/2023(h) 1 mo. LIBOR + 2.000%	525,810
	American Tire Distributors Holdings, Inc.
1,157,098	9.624%, 09/02/2024(h) 3 mo. LIBOR + 7.500%	1,022,875
	Aramark Services, Inc.
931,618	3.794%, 03/11/2025(h) 1 mo. LIBOR + 1.750%	934,142
	Assured Partners, Inc.
473,630	5.544%, 10/22/2024(h) 1 mo. LIBOR + 3.500%	472,372
	Athenahealth, Inc.
164,175	6.681%, 02/11/2026(h) 3 mo. LIBOR + 4.500%	164,022
	Auris Luxembourg III S.A.R.L.
189,050	5.794%, 02/27/2026(h) 1 mo. LIBOR + 3.750%	188,282
	Axalta Coating Systems US Holdings, Inc.
625,664	3.854%, 06/01/2024(h) 3 mo. LIBOR + 1.750%	626,737
	Barneys, Inc.
195,205	4.350%, 03/31/2020(d)(h) 1 mo. LIBOR + 2.250%	193,658
659,978	4.382%, 03/31/2020(h) 2 mo. LIBOR + 2.250%	654,750
492,958	9.100%, 03/31/2020(h) 1 mo. LIBOR + 7.000%	489,053
	BJ Services LLC
3,258,750	9.320%, 01/03/2023(c)(d)(h) 3 mo. LIBOR + 7.000%	3,231,745

Principal Amount^		Value
	BJ’s Wholesale Club, Inc.
$ 133,985	4.786%, 02/03/2024(h) 1 mo. LIBOR + 2.750%	$134,571
	Brookfield WEC Holdings, Inc.
262,165	5.544%, 08/01/2025(h) 1 mo. LIBOR + 3.500%	263,329
	California Resources Corp.
4,092,000	6.794%, 12/31/2022(h) 1 mo. LIBOR + 4.750%	3,662,340
	Canyon Valor Cos., Inc.
482,896	4.854%, 06/16/2023(h) 3 mo. LIBOR + 2.750%	482,896
	Capri Finance LLC
466,499	5.256%, 11/01/2024(h) 3 mo. LIBOR + 3.000%	461,687
	Catalent Pharma Solutions, Inc.
238,800	4.294%, 05/18/2026(h) 1 mo. LIBOR + 2.250%	239,845
	Cengage Learning, Inc.
1,047,294	6.294%, 06/07/2023(h) 1 mo. LIBOR + 4.250%	994,641
	CHG Healthcare Services, Inc.
478,446	5.044%, 06/07/2023(h) 1 mo. LIBOR + 3.000%	478,896
	Colorado Buyer, Inc.
475,906	5.040%, 05/01/2024(h) 1 mo. LIBOR + 3.000%	431,544
	Concentra, Inc.
491,810	4.540%, 06/01/2022(h) 3 mo. LIBOR + 2.500%	495,499
	CSC Holdings LLC
194,495	0.000%, 04/15/2027(i)	195,164
38,377	0.000%, 04/27/2027(i)	38,449
	Cvent, Inc.
455,820	5.794%, 11/29/2024(h) 1 mo. LIBOR + 3.750%	450,835
	Dell International LLC
155,000	0.000%, 09/19/2025(i)	155,914
	Equinox Holdings, Inc.
482,939	5.044%, 03/08/2024(h) 1 mo. LIBOR + 3.000%	483,845
	Filtration Group Corp.
457,398	5.044%, 03/29/2025(h) 1 mo. LIBOR + 3.000%	459,193
	Financial & Risk US Holdings, Inc.
392,237	5.794%, 10/01/2025(h) 1 mo. LIBOR + 3.750%	394,770
	Forest City Enterprises L.P.
143,913	6.044%, 12/07/2025(h) 1 mo. LIBOR + 4.000%	145,149
	Forterra Finance LLC
1,017,342	5.044%, 10/25/2023(h) 1 mo. LIBOR + 3.000%	965,203
	Garda World Security Corp.
477,114	5.637%, 05/24/2024(h) 3 mo. PRIME + 2.500%	478,156
	Gavilan Resources LLC
1,025,000	8.044%, 03/01/2024(h) 1 mo. LIBOR + 6.000%	462,962
	Gentiva Health Services, Inc.
477,282	5.813%, 07/02/2025(h) 1 mo. LIBOR + 3.750%	480,564
	GOBP Holdings, Inc.
127,809	5.759%, 10/22/2025(h) 3 mo. LIBOR + 3.500%	128,648

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2019 (Unaudited)(Continued)

Principal Amount^		Value
BANK LOANS (CONTINUED)
	Granite Holdings US Acquisition Co.
$ 460,000	0.000%, 09/19/2026(i)	$449,075
	Gray Television, Inc.
556,000	4.582%, 02/07/2024(h) 1 mo. LIBOR + 2.250%	557,813
361,090	4.832%, 01/02/2026(h) 3 mo. LIBOR + 2.500%	362,871
	Greeneden U.S. Holdings II LLC
362,929	5.294%, 12/01/2023(h) 1 mo. LIBOR + 3.250%	361,416
	Gulf Finance LLC
1,311,703	7.360%, 08/25/2023(h) 1 mo. LIBOR + 5.250%	1,005,099
	Hamilton Holding Co. LLC
956,687	4.110%, 07/02/2025(h) 3 mo. LIBOR + 2.000%	961,471
	Hayward Industries, Inc.
464,816	5.544%, 08/05/2024(h) 1 mo. LIBOR + 3.500%	450,291
	HC Group Holdings II, Inc.
175,000	6.544%, 08/06/2026(h) 1 mo. LIBOR + 4.500%	175,000
	Hyland Software, Inc.
464,521	5.294%, 07/01/2024(h) 1 mo. LIBOR + 3.250%	465,044
	iHeartCommunications, Inc.
523,938	6.100%, 05/01/2026(h) 1 mo. LIBOR + 4.000%	527,957
	Informatica LLC
475,506	5.294%, 08/05/2022(h) 1 mo. LIBOR + 3.250%	477,984
	Inmarsat Finance Plc
240,000	0.000%, 09/23/2026(i)	236,644
	IQVIA, Inc.
303,800	4.104%, 01/17/2025(h) 3 mo. LIBOR + 2.000%	305,699
933,188	3.854%, 06/11/2025(h) 3 mo. LIBOR + 1.750%	935,670
	IRB Holding Corp.
471,301	5.550%, 02/05/2025(h) 3 mo. LIBOR + 3.250%	469,861
	Iron Mountain, Inc.
1,128,691	3.794%, 01/02/2026(h) 1 mo. LIBOR + 1.750%	1,120,694
	Jeld-Wen, Inc.
930,511	4.104%, 12/14/2024(h) 3 mo. LIBOR + 2.000%	932,023
	Kronos, Inc.
480,927	5.253%, 11/01/2023(h) 3 mo. LIBOR + 3.000%	482,348
	Life Time Fitness, Inc.
476,940	4.874%, 06/10/2022(h) 3 mo. LIBOR + 2.750%	477,672
	Lower Cadence Holdings LLC
289,275	6.054%, 05/22/2026(h) 1 mo. LIBOR + 4.000%	282,677
	McDermott International, Inc.
3,183,000	0.000%, 05/10/2023(d)(i)	1,941,630
	McDermott Technology Americas, Inc.
1,283,000	7.104%, 05/09/2025 3 mo. LIBOR + 5.000%	816,630

Principal Amount^		Value
$ 468,810	7.104%, 05/09/2025 3 mo. LIBOR + 5.000%	$298,398
	Minotaur Acquisition, Inc.
1,092,256	7.044%, 03/27/2026(h) 1 mo. LIBOR + 5.000%	1,063,584
	MLN U.S. Holding Co. LLC
471,962	6.612%, 11/30/2025(h) 1 mo. LIBOR + 4.500%	440,104
	MPH Acquisition Holdings LLC
1,094,041	4.854%, 06/07/2023(h) 3 mo. LIBOR + 2.750%	1,045,263
	Murray Energy Corp.
797,900	11.332%, 02/12/2021(c)(d)(h) 3 mo. LIBOR + 9.000%	797,900
	NCI Building Systems, Inc.
296,992	5.789%, 04/12/2025(h) 1 mo. LIBOR + 3.750%	291,424
	Nexstar Broadcasting, Inc.
185,000	4.807%, 09/18/2026(h) 3 mo. LIBOR + 2.750%	186,055
	Panther BF Aggregator 2 L.P.
235,014	5.544%, 04/30/2026(h) 1 mo. LIBOR + 3.500%	233,472
	Project Alpha Intermediate Holding, Inc.
364,624	5.810%, 04/26/2024(h) 3 mo. LIBOR + 3.500%	360,522
	Radiology Partners Holdings LLC
188,383	7.194%, 07/09/2025(h) 3 mo. LIBOR + 4.750%	186,196
	RegionalCare Hospital Partners Holdings, Inc.
233,238	6.554%, 11/17/2025(h) 1 mo. LIBOR + 4.500%	233,803
	Science Applications International Corp.
510,864	3.794%, 10/31/2025(h) 1 mo. LIBOR + 1.750%	511,451
	Securus Technologies Holdings, Inc.
250,254	6.544%, 11/01/2024(h) 3 mo. LIBOR + 4.500%	221,684
	Sophia L.P.
452,966	5.354%, 09/30/2022(h) 3 mo. LIBOR + 3.250%	453,627
	Sprint Communications, Inc.
472,577	4.563%, 02/02/2024(h) 1 mo. LIBOR + 2.500%	469,918
	Transform SR Holdings LLC
2,235,000	9.296%, 02/12/2024(h) 1 mo. LIBOR + 7.250%	2,240,587
	Travel Leaders Group LLC
128,375	6.046%, 01/25/2024(h) 1 mo. LIBOR + 4.000%	128,803
	Uber Technologies
647,397	5.554%, 07/13/2023(h) 1 mo. LIBOR + 3.500%	644,027
	Verscend Holding Corp.
272,250	6.544%, 08/27/2025(h) 1 mo. LIBOR + 4.500%	273,668
	Vertafore, Inc.
405,245	5.294%, 07/02/2025(h) 1 mo. LIBOR + 3.250%	394,609

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2019 (Unaudited)(Continued)

Principal Amount^		Value
BANK LOANS (CONTINUED)
	Web.com Group, Inc.
$ 172,648	5.778%, 10/10/2025(h) 1 mo. LIBOR + 3.750%	$170,132
	Western Digital Corp.
847,790	3.862%, 04/29/2023(h) 3 mo. LIBOR + 1.750%	847,082
	Zelis HealthcareCorp.
160,000	0.000%, 09/26/2026(i)	159,000
	Ziggo Secured Finance Partnership
807,499	4.528%, 04/15/2025(h) 1 mo. LIBOR + 2.500%	806,849

TOTAL BANK LOANS (Cost $51,381,862)		50,010,382

CONVERTIBLE BONDS: 0.7%
Communications: 0.2%
	CalAmp Corp.
1,090,000	2.000%, 08/01/2025	889,167
	DISH Network Corp.
1,615,000	2.375%, 03/15/2024	1,425,197
1,360,000	3.375%, 08/15/2026	1,249,440

		3,563,804

Consumer, Non-cyclical: 0.1%
	BioMarin Pharmaceutical, Inc.
1,385,000	0.599%, 08/01/2024	1,364,913
	Flexion Therapeutics, Inc.
195,000	3.375%, 05/01/2024	175,591

		1,540,504

Energy: 0.0%
	Chesapeake Energy Corp.
440,000	5.500%, 09/15/2026	267,300
	Nabors Industries, Inc.
415,000	0.750%, 01/15/2024	266,424

		533,724

Industrial: 0.4%
	Arconic, Inc.
7,390,000	1.625%, 10/15/2019	7,387,282
	Greenbrier Cos., Inc. (The)
180,000	2.875%, 02/01/2024	172,099

		7,559,381

TOTAL CONVERTIBLE BONDS (Cost $14,024,332)		13,197,413

CORPORATE BONDS: 27.5%
Basic Materials: 0.9%
	CSN Islands XII Corp.
600,000	7.000%, 12/23/2019(e)	524,631
	FMC Corp.
470,000	3.450%, 10/01/2029	478,488
260,000	4.500%, 10/01/2049	271,701
	FMG Resources August 2006 Pty Ltd.
6,710,000	5.125%, 03/15/2023(b)	6,936,328
	Freeport-McMoRan, Inc.
600,000	5.450%, 03/15/2043	543,600
	IAMGOLD Corp.
733,000	7.000%, 04/15/2025(b)	771,482

Principal Amount^		Value
Basic Materials (continued)
	LYB International Finance III LLC
$ 515,000	4.200%, 10/15/2049(j)	$512,361
	Methanex Corp.
2,485,000	5.250%, 12/15/2029	2,499,835
	Minera Mexico S.A. de C.V.
925,000	4.500%, 01/26/2050(b)	911,564
	Mineral Resources Ltd.
500,000	8.125%, 05/01/2027(b)	515,900
	Schweitzer-Mauduit International, Inc.
1,940,000	6.875%, 10/01/2026(b)	2,056,400
	Vedanta Resources Finance II Plc
200,000	9.250%, 04/23/2026	199,550
250,000	9.250%, 04/23/2026(b)	249,438

		16,471,278

Communications: 4.1%
	Altice Luxembourg S.A.
3,000,000	7.625%, 02/15/2025(b)	3,138,750
3,100,000	10.500%, 05/15/2027(b)	3,501,450
	AT&T, Inc.
275,000	3.200%, 03/01/2022	281,802
1,375,000	3.800%, 03/15/2022	1,427,856
	C&W Senior Financing DAC
550,000	6.875%, 09/15/2027	572,000
	CommScope Technologies LLC
100,000	6.000%, 06/15/2025(b)	91,000
1,795,000	5.000%, 03/15/2027(b)	1,489,850
	CSC Holdings LLC
2,500,000	5.750%, 01/15/2030(b)	2,615,925
	DISH DBS Corp.
1,610,000	7.750%, 07/01/2026	1,642,200
	Intelsat Jackson Holdings S.A.
2,450,000	8.500%, 10/15/2024(b)	2,473,740
	Match Group, Inc.
2,900,000	5.000%, 12/15/2027(b)	3,023,250
3,600,000	5.625%, 02/15/2029(b)	3,874,500
	MDC Partners, Inc.
1,030,000	6.500%, 05/01/2024(b)	943,738
	Millicom International Cellular S.A.
205,000	5.125%, 01/15/2028(b)	214,502
550,000	6.250%, 03/25/2029	602,036
	NBCUniversal Enterprise, Inc.
520,000	5.250%, 03/19/2021(b)(e)	535,782
	Quebecor Media, Inc.
6,140,000	5.750%, 01/15/2023	6,707,950
	Sirius XM Radio, Inc.
3,918,000	5.000%, 08/01/2027(b)	4,060,027
2,340,000	5.500%, 07/01/2029(b)	2,503,800
	Telecom Argentina S.A.
300,000	8.000%, 07/18/2026(b)	263,250
	Telecom Italia SpA
2,700,000	5.303%, 05/30/2024(b)	2,921,940
	Uber Technologies, Inc.
1,560,000	7.500%, 11/01/2023(b)	1,575,600
1,130,000	8.000%, 11/01/2026(b)	1,146,950
1,560,000	7.500%, 09/15/2027(b)	1,560,000
	VeriSign, Inc.
6,440,000	4.750%, 07/15/2027	6,770,050
	ViaSat, Inc.
6,854,000	5.625%, 09/15/2025(b)	6,939,675
	VTR Finance B.V.
550,000	6.875%, 01/15/2024	567,875

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2019 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Communications (continued)
	Walt Disney Co. (The)
$ 3,430,000	2.502%, 09/01/2022(h) 3 mo. USD LIBOR + 0.390%	$3,442,743
	Windstream Services LLC/Windstream Finance Corp.
3,595,000	8.625%, 10/31/2025(b)(k)	3,675,887
	Zayo Group LLC/Zayo Capital, Inc.
4,544,000	6.000%, 04/01/2023	4,686,000
2,632,000	5.750%, 01/15/2027(b)	2,697,274

		75,947,402

Consumer, Cyclical: 4.8%
	Allison Transmission, Inc.
6,300,000	4.750%, 10/01/2027(b)	6,496,875
	Aramark Services, Inc.
1,470,000	5.000%, 02/01/2028(b)	1,532,475
	Beazer Homes USA, Inc.
2,600,000	5.875%, 10/15/2027	2,530,710
2,080,000	7.250%, 10/15/2029(b)	2,119,000
	BMW US Capital LLC
1,870,000	2.750%, 04/12/2021(b)(h) 3 mo. USD LIBOR + 0.410%	1,871,831
	Carvana Co.
3,250,000	8.875%, 10/01/2023(b)	3,362,775
	Century Communities, Inc.
1,190,000	5.875%, 07/15/2025	1,232,661
1,200,000	6.750%, 06/01/2027(b)	1,291,800
	Churchill Downs, Inc.
1,000,000	5.500%, 04/01/2027(b)	1,063,600
5,670,000	4.750%, 01/15/2028(b)	5,840,100
	Daimler Finance North America LLC
965,000	3.100%, 05/04/2020(b)	970,691
2,425,000	3.058%, 02/15/2022(b)(h) 3 mo. USD LIBOR + 0.900%	2,438,375
	General Motors Financial Co., Inc.
695,000	3.700%, 11/24/2020	703,863
1,110,000	3.161%, 04/09/2021(h) 3 mo. USD LIBOR + 0.850%	1,109,630
	Grupo Posadas SAB de C.V.
550,000	7.875%, 06/30/2022	552,756
	Hilton Domestic Operating Co., Inc.
5,850,000	4.875%, 01/15/2030(b)	6,191,347
	Home Depot, Inc. (The)
1,535,000	2.448%, 03/01/2022(h) 3 mo. USD LIBOR + 0.310%	1,537,518
	Hyundai Capital America
1,730,000	3.950%, 02/01/2022(b)	1,778,426
	Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.
7,614,000	6.750%, 11/15/2021(a)(b)	7,794,832
	KB Home
2,050,000	6.875%, 06/15/2027	2,311,375
	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4,857,000	4.750%, 06/01/2027(b)	5,069,494
	Latam Airlines 2015-1 Pass Through Trust
1,631,870	4.500%, 11/15/2023	1,638,561
	Latam Finance Ltd.
550,000	7.000%, 03/01/2026	587,131

Principal Amount^		Value
Consumer, Cyclical (continued)
	LGI Homes, Inc.
$ 2,000,000	6.875%, 07/15/2026(b)	$2,090,000
	M/I Homes, Inc.
2,050,000	5.625%, 08/01/2025	2,121,750
	Melco Resorts Finance Ltd.
735,000	5.625%, 07/17/2027(b)	764,561
	Murphy Oil USA, Inc.
80,000	4.750%, 09/15/2029	82,000
	Nissan Motor Acceptance Corp.
960,000	3.650%, 09/21/2021(b)	982,351
	PulteGroup, Inc.
3,050,000	5.000%, 01/15/2027	3,309,250
	Suburban Propane Partners L.P./Suburban Energy Finance Corp.
4,185,000	5.875%, 03/01/2027	4,298,079
	Taylor Morrison Communities, Inc.
2,632,000	5.875%, 06/15/2027(b)	2,901,780
750,000	5.750%, 01/15/2028(b)	815,625
	Tempur Sealy International, Inc.
1,000,000	5.500%, 06/15/2026	1,046,250
	Toll Brothers Finance Corp.
300,000	4.350%, 02/15/2028	311,250
	Toyota Motor Credit Corp.
740,000	2.583%, 04/13/2021(h) 3 mo. USD LIBOR + 0.280%	741,131
	United Airlines Pass Through Trust
1,755,000	Series 2019-2-B 3.500%, 05/01/2028	1,756,641
	Volkswagen Group of America Finance LLC
1,760,000	2.972%, 09/24/2021(b)(h) 3 mo. USD LIBOR + 0.860%	1,763,382
	Walmart, Inc.
1,940,000	2.389%, 06/23/2021(h) 3 mo. USD LIBOR + 0.230%	1,946,420
	William Lyon Homes, Inc.
2,895,000	6.625%, 07/15/2027(b)	3,018,037
	Yum! Brands, Inc.
1,400,000	3.875%, 11/01/2023	1,459,500

		89,433,833

Consumer, Non-cyclical: 4.3%
	Avon International Operations, Inc.
2,981,000	7.875%, 08/15/2022(b)	3,118,037
	BAT Capital Corp.
3,530,000	4.758%, 09/06/2049	3,479,627
	Bausch Health Cos., Inc.
500,000	7.250%, 05/30/2029(b)	547,400
	BRF S.A.
1,110,000	4.875%, 01/24/2030(b)	1,097,790
	Brink’s Co. (The)
1,425,000	4.625%, 10/15/2027(b)	1,436,596
	Bristol-Myers Squibb Co.
1,735,000	2.600%, 05/16/2022(b)	1,759,568
	Campbell Soup Co.
985,000	2.619%, 03/16/2020(h) 3 mo. USD LIBOR + 0.500%	985,178
	Carriage Services, Inc.
2,130,000	6.625%, 06/01/2026(b)	2,192,835
	Cimpress N.V.
2,600,000	7.000%, 06/15/2026(b)	2,696,980

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2019 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Consumer, Non-cyclical (continued)
	CVS Health Corp.
$ 1,970,000	2.822%, 03/09/2021(h) 3 mo. USD LIBOR + 0.720%	$1,980,058
	DaVita, Inc.
840,000	5.000%, 05/01/2025	839,849
	Diageo Capital Plc
590,000	3.000%, 05/18/2020	593,501
	Graham Holdings Co.
2,180,000	5.750%, 06/01/2026(b)	2,348,950
	Hologic, Inc.
1,310,000	4.375%, 10/15/2025(b)	1,349,300
3,750,000	4.625%, 02/01/2028(b)	3,904,687
	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc.
670,000	5.500%, 01/15/2030(b)	711,862
	Lamb Weston Holdings, Inc.
2,100,000	4.625%, 11/01/2024(b)	2,220,540
2,550,000	4.875%, 11/01/2026(b)	2,683,875
	Minerva Luxembourg S.A.
600,000	5.875%, 01/19/2028	603,120
	Mylan N.V.
1,030,000	5.250%, 06/15/2046	1,099,474
	Mylan, Inc.
350,000	5.400%, 11/29/2043	368,824
175,000	5.200%, 04/15/2048	185,591
	NBM US Holdings, Inc.
1,860,000	7.000%, 05/14/2026(b)	1,956,487
	Nielsen Co. Luxembourg S.A.R.L. (The)
5,732,000	5.500%, 10/01/2021(b)	5,767,825
	Pfizer, Inc.
1,925,000	3.000%, 09/15/2021	1,964,553
	Pilgrim’s Pride Corp.
5,178,000	5.875%, 09/30/2027(b)	5,580,589
	Polaris Intermediate Corp.
3,050,000	8.500%, 12/01/2022(b)(l) PIK rate 9.250%	2,607,750
	Post Holdings, Inc.
3,000,000	5.750%, 03/01/2027(b)	3,195,600
1,750,000	5.625%, 01/15/2028(b)	1,861,562
1,500,000	5.500%, 12/15/2029(b)	1,569,375
	Select Medical Corp.
325,000	6.250%, 08/15/2026(b)	340,438
	Service Corp. International
5,010,000	4.625%, 12/15/2027	5,247,975
1,500,000	5.125%, 06/01/2029	1,610,625
	Teleflex, Inc.
2,488,000	4.875%, 06/01/2026	2,606,180
3,700,000	4.625%, 11/15/2027	3,875,750
	Teva Pharmaceutical Finance Co. B.V.
785,000	2.950%, 12/18/2022	676,081
	Teva Pharmaceutical Finance Netherlands III B.V.
4,795,000	4.100%, 10/01/2046	3,026,844
	Vector Group Ltd.
830,000	10.500%, 11/01/2026(b)	850,750

		78,942,026

Energy: 3.8%
	AI Candelaria Spain SLU
550,000	7.500%, 12/15/2028(b)	627,006

Principal Amount^		Value
Energy (continued)
	Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp.
$ 2,000,000	7.500%, 05/01/2025(b)	$1,982,500
	Bellatrix Exploration Ltd.
417,000	8.500%, 09/11/2023(c)(d)	333,600
454,000	12.500%, 12/15/2023(c)(d)(l) PIK rate 12.500%	254,240
	Berry Petroleum Co. LLC
750,000	7.000%, 02/15/2026(b)	721,875
	Bruin E&P Partners LLC
2,820,000	8.875%, 08/01/2023(b)	2,122,050
	California Resources Corp.
4,117,000	8.000%, 12/15/2022(b)	2,058,500
23,000	6.000%, 11/15/2024	8,625
	Calumet Specialty Products Partners L.P./Calumet Finance Corp.
3,950,000	7.750%, 04/15/2023	3,683,375
	Canacol Energy Ltd.
550,000	7.250%, 05/03/2025	583,963
	Cheniere Energy Partners L.P.
5,000,000	5.625%, 10/01/2026	5,330,750
	CNX Midstream Partners L.P./CNX Midstream Finance Corp.
795,000	6.500%, 03/15/2026(b)	737,442
	CNX Resources Corp.
450,000	7.250%, 03/14/2027(b)	375,750
	Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.
4,500,000	5.625%, 05/01/2027(b)	4,605,480
	Eclipse Resources Corp.
985,000	8.875%, 07/15/2023	758,450
	Exxon Mobil Corp.
1,735,000	2.498%, 08/16/2022(h) 3 mo. USD LIBOR + 0.330%	1,742,249
	Genesis Energy L.P./Genesis Energy Finance Corp.
3,666,000	6.500%, 10/01/2025	3,588,097
2,795,000	6.250%, 05/15/2026	2,711,150
	Geopark Ltd.
550,000	6.500%, 09/21/2024	567,875
	Global Partners L.P./GLP Finance Corp.
325,000	7.000%, 08/01/2027(b)	335,563
	Gran Tierra Energy, Inc.
550,000	7.750%, 05/23/2027(b)	518,375
	Gulfport Energy Corp.
2,260,000	6.000%, 10/15/2024	1,646,071
	Halcon Resources Corp.
3,105,000	6.750%, 02/15/2025(k)	309,103
	Kinder Morgan, Inc.
2,000,000	4.300%, 03/01/2028	2,170,826
	Lonestar Resources America, Inc.
380,000	11.250%, 01/01/2023(b)	326,488
	Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.
2,870,000	6.000%, 08/01/2026(b)	2,884,350
	NGL Energy Partners L.P./NGL Energy Finance Corp.
3,335,000	7.500%, 04/15/2026(b)	3,358,345
	NuStar Logistics L.P.
2,975,000	6.000%, 06/01/2026	3,227,280

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2019 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Energy (continued)
	Parkland Fuel Corp.
$ 3,585,000	6.000%, 04/01/2026(b)	$3,800,100
2,175,000	5.875%, 07/15/2027(b)	2,287,687
	Petrobras Global Finance B.V.
885,000	5.750%, 02/01/2029	978,261
550,000	6.900%, 03/19/2049	631,950
	Phillips 66 Partners L.P.
1,500,000	3.150%, 12/15/2029	1,481,401
	QEP Resources, Inc.
2,033,000	6.875%, 03/01/2021	2,027,917
	Sunoco L.P./Sunoco Finance Corp.
4,801,000	6.000%, 04/15/2027	5,124,971
	Tennessee Gas Pipeline Co. LLC
325,000	7.000%, 03/15/2027	401,720
	TerraForm Power Operating LLC
1,686,000	5.000%, 01/31/2028(b)	1,761,870
	Transportadora de Gas del Sur S.A.
665,000	6.750%, 05/02/2025(b)	586,863
	Vine Oil & Gas L.P./Vine Oil & Gas Finance Corp.
2,070,000	8.750%, 04/15/2023(b)	952,200
955,000	9.750%, 04/15/2023(b)	451,238
	YPF S.A.
780,000	51.625%, 07/07/2020(b)(d)(h) BADLARPP + 4.000%	190,253
450,000	8.500%, 07/28/2025	353,025
840,000	6.950%, 07/21/2027(b)	645,498

		69,244,332

Financial: 5.1%
	AIA Group Ltd.
765,000	2.676%, 09/20/2021(b)(h) 3 mo. USD LIBOR + 0.520%	765,000
	AIG Global Funding
925,000	2.300%, 07/01/2022(b)	927,854
	Aircastle Ltd.
1,295,000	4.250%, 06/15/2026	1,328,443
	American Express Co.
1,300,000	2.887%, 11/05/2021(h) 3 mo. USD LIBOR + 0.600%	1,307,965
	Ameriprise Financial, Inc.
680,000	3.000%, 03/22/2022	692,847
	Assurant, Inc.
1,960,000	3.700%, 02/22/2030	1,966,520
	Banco BTG Pactual S.A.
550,000	7.750%, 02/15/2029(g) 5 year CMT + 5.257%	574,750
	Banco do Brasil S.A.
600,000	6.250%, 04/15/2024(e)(g) 10 year CMT + 4.398%	592,500
	Banco Hipotecario S.A.
8,500,915 (ARS)	50.417%, 01/12/2020(b)(h) BADLARPP + 2.500%	106,154
12,020,000 (ARS)	63.625%, 11/07/2022(b)(h) BADLARPP + 4.000%	149,270
	Banco Macro S.A.
7,805,000 (ARS)	17.500%, 05/08/2022(b)	56,608
250,000	6.750%, 11/04/2026(g) 5 year USD Swap + 5.463%	173,125

Principal Amount^		Value
Financial (continued)
	Banco Mercantil del Norte S.A.
$ 500,000	7.625%, 01/10/2028(e)(g) 10 year CMT + 5.353%	$511,880
	Banco Santander Mexico S.A.
500,000	8.500%, 01/20/2022(e)(g) 5 year CMT + 6.472%	527,500
	Banco Supervielle S.A.
15,000,000 (ARS)	55.104%, 08/09/2020(b)(h) BADLARPP + 4.500%	192,119
	Bank of America Corp.
1,750,000	3.499%, 05/17/2022(g) 3 mo. USD LIBOR + 0.630%	1,785,112
1,575,000	2.756%, 06/25/2022(h) 3 mo. USD LIBOR + 0.650%	1,580,976
	Bank of New York Mellon (The)
875,000	2.433%, 12/04/2020(h) 3 mo. USD LIBOR + 0.300%	875,274
	BBVA Bancomer S.A.
600,000	5.125%, 01/18/2033(g) 5 year CMT + 2.650%	573,750
	Capital One N.A.
1,905,000	2.150%, 09/06/2022	1,903,940
	CFLD Cayman Investment Ltd.
200,000	6.500%, 12/21/2020	200,495
	CIFI Holdings Group Co. Ltd.
200,000	5.500%, 01/23/2022	198,390
	Citibank N.A.
1,110,000	2.531%, 02/12/2021(h) 3 mo. USD LIBOR + 0.350%	1,111,500
	Citigroup, Inc.
1,780,000	2.350%, 08/02/2021	1,787,921
	Compass Group Diversified Holdings LLC
2,760,000	8.000%, 05/01/2026(b)	2,932,500
	Credit Acceptance Corp.
870,000	6.625%, 03/15/2026(b)	933,075
	Credito Real SAB de C.V.
550,000	9.125%, 11/29/2022(e)(g) 5 year CMT + 7.026%	566,505
	Danske Bank A/S
360,000	3.244%, 12/20/2025(b)(g) 3 mo. USD LIBOR + 1.591%	363,153
	Docuformas SAPI de C.V.
550,000	10.250%, 07/24/2024(b)	542,443
	Easy Tactic Ltd.
200,000	7.000%, 04/25/2021	198,292
	Enova International, Inc.
1,120,000	8.500%, 09/01/2024(b)	1,050,000
580,000	8.500%, 09/15/2025(b)	529,975
	Financiera de Desarrollo Territorial S.A.
6,675,000,000 (COP)	7.875%, 08/12/2024(b)	2,039,286
	Financiera Independencia SAB de C.V.
600,000	8.000%, 07/19/2024	556,506
	Gilex Holding S.A.R.L
510,000	8.500%, 05/02/2023	548,893
	Hall of Fame
422,008	10.822%, 05/15/2020(c)(d)(g)	422,008
	Howard Hughes Corp. (The)
1,327,000	5.375%, 03/15/2025(b)	1,386,715

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2019 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Financial (continued)
	HSBC Holdings Plc
$ 1,910,000	2.782%, 09/11/2021(h) 3 mo. USD LIBOR + 0.650%	$1,912,895
	Icahn Enterprises L.P./Icahn Enterprises Finance Corp.
1,282,000	4.750%, 09/15/2024(b)	1,282,320
4,275,000	6.250%, 05/15/2026(b)	4,494,094
	JPMorgan Chase Bank N.A.
1,780,000	3.086%, 04/26/2021(g) 3 mo. USD LIBOR + 0.350%	1,788,948
	KeyBank N.A.
1,050,000	3.300%, 02/01/2022	1,080,367
	Logan Property Holdings Co. Ltd.
200,000	5.250%, 02/23/2023	193,005
	Marsh & McLennan Cos., Inc.
1,210,000	3.500%, 12/29/2020	1,229,647
	MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc.
3,070,000	5.625%, 05/01/2024	3,377,000
3,100,000	5.750%, 02/01/2027(b)	3,484,555
	Mitsubishi UFJ Financial Group, Inc.
1,935,000	2.917%, 07/26/2021(h) 3 mo. USD LIBOR + 0.650%	1,942,126
1,935,000	3.535%, 07/26/2021	1,979,121
	MPT Operating Partnership L.P./MPT Finance Corp.
5,050,000	5.000%, 10/15/2027	5,302,500
	Navient Corp.
40,000	6.750%, 06/15/2026	41,100
	New York Life Global Funding
880,000	2.780%, 07/12/2022(b)(h) 3 mo. USD LIBOR + 0.440%	882,704
	PNC Bank N.A.
3,520,000	2.709%, 07/22/2022(h) 3 mo. USD LIBOR + 0.450%	3,523,802
	Radian Group, Inc.
2,570,000	4.500%, 10/01/2024	2,659,950
3,550,000	4.875%, 03/15/2027	3,603,250
	Shimao Property Holdings Ltd.
200,000	4.750%, 07/03/2022	203,900
	Springleaf Finance Corp.
575,000	7.125%, 03/15/2026	638,940
500,000	6.625%, 01/15/2028	538,900
	Standard Chartered Plc
1,760,000	3.334%, 09/10/2022(b)(h) 3 mo. USD LIBOR + 1.200%	1,770,366
955,000	3.428%, 01/20/2023(b)(h) 3 mo. USD LIBOR + 1.150%	959,097
955,000	4.247%, 01/20/2023(b)(g) 3 mo. USD LIBOR + 1.150%	989,251
	Starwood Property Trust, Inc.
6,733,000	4.750%, 03/15/2025	6,980,774
	Sumitomo Mitsui Banking Corp.
1,960,000	2.653%, 01/17/2020(h) 3 mo. USD LIBOR + 0.350%	1,961,901
	Sunac China Holdings Ltd.
200,000	8.625%, 07/27/2020	204,372
200,000	7.350%, 07/19/2021	200,762
	Unifin Financiera SAB de C.V.
600,000	8.875%, 01/29/2025(e)(g) 5 year CMT + 6.308%	535,506

Principal Amount^		Value
Financial (continued)
	US Bank N.A.
$ 1,735,000	3.000%, 02/04/2021	$1,756,796
1,860,000	2.548%, 11/16/2021(h) 3 mo. USD LIBOR + 0.380%	1,864,862
	USAA Capital Corp.
1,940,000	3.000%, 07/01/2020(b)	1,954,781
	Wells Fargo Bank N.A.
940,000	3.625%, 10/22/2021	967,512
2,475,000	2.798%, 09/09/2022(h) 3 mo. USD LIBOR + 0.660%	2,481,564
	Yanlord Land Hong Kong Co. Ltd.
200,000	5.875%, 01/23/2022	203,590

		94,949,502

Industrial: 2.7%
	3M Co.
1,750,000	2.750%, 03/01/2022	1,793,510
	Aeropuertos Dominicanos Siglo XXI S.A.
550,000	6.750%, 03/30/2029	579,838
	Arconic, Inc.
6,280,000	5.125%, 10/01/2024	6,692,690
	Ball Corp.
6,385,000	4.875%, 03/15/2026	6,967,631
	Boeing Co. (The)
1,555,000	2.700%, 05/01/2022	1,586,016
	Bombardier, Inc.
1,289,000	7.500%, 03/15/2025(b)	1,292,222
	C10 Capital SPV Ltd.
200,000	6.814%, 12/29/2049(e)(h) 3 mo. USD LIBOR + 4.710%	199,000
	C5 Capital SPV Ltd.
200,000	6.381%, 12/29/2049(e)(h) 3 mo. USD LIBOR + 4.277%	196,632
	Caterpillar Financial Services Corp.
1,650,000	2.423%, 09/04/2020(h) 3 mo. USD LIBOR + 0.290%	1,652,376
680,000	3.150%, 09/07/2021	694,275
	Clean Harbors, Inc.
500,000	4.875%, 07/15/2027(b)	523,125
	Compania General Combust
600,000	9.500%, 11/07/2021	457,500
	Covanta Holding Corp.
1,901,000	6.000%, 01/01/2027	2,010,307
	FedEx Corp.
695,000	3.400%, 01/14/2022	712,840
	General Dynamics Corp.
2,030,000	2.471%, 05/11/2020(h) 3 mo. USD LIBOR + 0.290%	2,032,617
	General Electric Co.
613,000	5.000%, 01/21/2021(e)(g) 3 mo. USD LIBOR + 3.330%	579,978
	Honeywell International, Inc.
1,755,000	2.150%, 08/08/2022	1,770,344
1,755,000	2.557%, 08/08/2022(h) 3 mo. USD LIBOR + 0.370%	1,765,417
	Hornbeck Offshore Services, Inc.
186,000	5.875%, 04/01/2020	108,810
	IHS Netherlands Holdco B.V.
500,000	7.125%, 03/18/2025(b)	508,938
	John Deere Capital Corp.
2,000,000	2.622%, 06/13/2022(h) 3 mo. USD LIBOR + 0.490%	2,004,586

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2019 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Industrial (continued)
	John Deere Capital Corp. (Continued)
$ 700,000	2.582%, 09/08/2022(h) 3 mo. USD LIBOR + 0.480%	$701,848
	JSL Europe S.A.
550,000	7.750%, 07/26/2024	592,641
	Klabin Austria GmbH
550,000	7.000%, 04/03/2049	586,465
	Koppers, Inc.
500,000	6.000%, 02/15/2025(b)	502,815
	Leonardo US Holdings, Inc.
438,000	6.250%, 01/15/2040(b)	485,087
	OSX 3 Leasing B.V.
1,216,328	13.000%, 03/20/2015(b)(d)(k)	243,266
39,531	0.000%, 12/31/2099(c)(e)	0
39,531	0.000%, 12/31/2099(c)(e)	0
	Rolls-Royce Plc
1,750,000	2.375%, 10/14/2020(b)	1,752,241
	Sensata Technologies, Inc.
1,891,000	4.375%, 02/15/2030(b)	1,893,364
	TopBuild Corp.
2,810,000	5.625%, 05/01/2026(b)	2,932,966
	TransDigm UK Holdings Plc
1,200,000	6.875%, 05/15/2026	1,293,000
	TransDigm, Inc.
2,325,000	6.375%, 06/15/2026	2,455,781
	Vertiv Group Corp.
2,848,000	9.250%, 10/15/2024(b)	2,759,000

		50,327,126

Technology: 1.6%
	Apple, Inc.
2,275,000	1.700%, 09/11/2022	2,272,422
	Broadcom, Inc.
2,675,000	4.750%, 04/15/2029(b)	2,830,487
	CDW LLC/CDW Finance Corp.
1,240,000	4.250%, 04/01/2028	1,268,024
	Diebold Nixdorf, Inc.
2,820,000	8.500%, 04/15/2024	2,668,425
	Entegris, Inc.
2,930,000	4.625%, 02/10/2026(b)	3,047,200
	Fair Isaac Corp.
2,865,000	5.250%, 05/15/2026(b)	3,072,712
	Hewlett Packard Enterprise Co.
1,760,000	2.807%, 03/12/2021(h) 3 mo. USD LIBOR + 0.680%	1,763,827
	International Business Machines Corp.
1,740,000	2.850%, 05/13/2022	1,777,207
	IQVIA, Inc.
1,232,000	5.000%, 05/15/2027(b)	1,293,600
	MSCI, Inc.
4,155,000	4.750%, 08/01/2026(b)	4,362,750
	NCR Corp.
1,000,000	6.125%, 09/01/2029(b)	1,057,800
	Nuance Communications, Inc.
1,770,000	5.625%, 12/15/2026	1,876,200
	Qorvo, Inc.
319,000	4.375%, 10/15/2029(b)	321,791

Principal Amount^		Value
Technology (continued)
	Western Digital Corp.
$ 2,030,000	4.750%, 02/15/2026	$2,093,438

		29,705,883

Utilities: 0.2%
	AES Gener S.A.
200,000	7.125%, 03/26/2079(g) 5 year USD Swap + 4.664%	209,500
	Cometa Energia S.A. de C.V.
585,000	6.375%, 04/24/2035	624,487
	Enel SpA
1,990,000	8.750%, 09/24/2073(b)(g) 5 year USD Swap + 5.880%	2,340,737
	Pampa Energia S.A.
150,000	7.500%, 01/24/2027	114,375
150,000	9.125%, 04/15/2029(b)	119,342
	Star Energy Geothermal Wayang Windu Ltd.
574,800	6.750%, 04/24/2033	600,810
	Stoneway Capital Corp.
531,350	10.000%, 03/01/2027	320,138

		4,329,389

TOTAL CORPORATE BONDS (Cost $506,654,222)		509,350,771

GOVERNMENT SECURITIES & AGENCY ISSUE: 2.3%
	Abu Dhabi Government International Bond
660,000	3.125%, 09/30/2049(b)	641,025
	Argentina POM Politica Monetaria
10,815,000 (ARS)	79.499%, 06/21/2020(h)	91,572
	Dominican Republic International Bond
550,000	6.400%, 06/05/2049(b)	587,130
	Export-Import Bank of Korea
895,000	2.631%, 06/25/2022(h) 3 mo. USD LIBOR + 0.525%	897,159
	Provincia de Buenos Aires Government Bonds
72,825,000 (ARS)	63.194%, 05/31/2022(h) BADLARPP + 3.830%	528,680
15,545,000 (ARS)	57.850%, 04/12/2025(b)(h) BADLARPP + 3.750%	142,016
	Republic of South Africa Government Bond
57,275,000 (ZAR)	8.750%, 01/31/2044	3,368,229
24,010,000 (ZAR)	8.750%, 02/28/2048	1,400,686
	United States Treasury Note
23,600,000	1.875%, 12/31/2019(a)	23,597,695
10,500,000	2.750%, 09/30/2020(a)	10,596,182

TOTAL GOVERNMENT SECURITIES & AGENCY ISSUE (Cost $47,918,897)		41,850,374

LIMITED PARTNERSHIPS: 0.2%
33,031	GACP II L.P.(d)	2,622,783

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2019 (Unaudited)(Continued)

Principal Amount^		Value
LIMITED PARTNERSHIPS (CONTINUED)
1,300,000	U.S. Farming Realty Trust II L.P.(c)(d)	$1,164,998

TOTAL LIMITED PARTNERSHIPS (Cost $3,655,204)		3,787,781

MORTGAGE-BACKED SECURITIES: 20.8%
	Adjustable Rate Mortgage Trust
62,490	Series 2004-4-3A1 4.240%, 03/25/2035(g)	63,913
278,983	Series 2005-1-3A1 4.325%, 05/25/2035(g)	288,740
2,125,712	Series 2005-2-6M2 2.998%, 06/25/2035(h) 1 mo. USD LIBOR + 0.980%	2,141,274
362,561	Series 2006-1-2A1 4.523%, 03/25/2036(g)	289,670
	American Home Mortgage Investment Trust
37,211	Series 2004-2-5A 5.500%, 02/25/2044(g)	38,270
374,826	Series 2006-1-11A1 2.298%, 03/25/2046(h) 1 mo. USD LIBOR + 0.280%	358,037
	AREIT Trust
1,000,000	Series 2019-CRE3-D 4.678%, 09/14/2036(b)(h) 1 mo. USD LIBOR + 2.650%	1,005,075
	Banc of America Alternative Loan Trust
77,318	Series 2003-8-1CB1 5.500%, 10/25/2033	82,118
679,467	Series 2006-7-A4 5.998%, 10/25/2036(f)	370,140
	Banc of America Funding Trust
37,885	Series 2005-5-1A1 5.500%, 09/25/2035	41,868
73,005	Series 2005-7-3A1 5.750%, 11/25/2035	79,575
134,713	Series 2006-6-1A2 6.250%, 08/25/2036	135,966
784,935	Series 2006-7-T2A3 5.695%, 10/25/2036(g)	755,969
457,558	Series 2006-B-7A1 4.465%, 03/20/2036(g)	438,721
3,473,427	Series 2007-1-TA4 6.090%, 01/25/2037(f)	3,470,815
77,814	Series 2007-4-5A1 5.500%, 11/25/2034	78,407
3,151,825	Series 2010-R5-1A3 6.000%, 10/26/2037(b)(g)	3,043,589
826,314	Series 2010-R9-3A3 5.500%, 12/26/2035(b)	694,494
	Banc of America Merrill Lynch Commercial Mortgage Securities Trust
1,474,000	Series 2019-AHT-D 4.528%, 03/15/2034(b)(h) 1 mo. USD LIBOR + 2.500%	1,481,582
	Banc of America Mortgage Trust
24,081	Series 2005-A-2A1 4.469%, 02/25/2035(c)(g)	24,171
238,538	Series 2005-I-4A1 3.733%, 10/25/2035(g)	231,506

Principal Amount^		Value
	Bancorp Commercial Mortgage Trust
$ 665,000	Series 2019-CRE5-D 4.378%, 03/15/2036(b)(h) 1 mo. LIBOR + 2.350%	$666,902
	BBCMS Trust
750,000	Series 2018-CBM-E 5.178%, 07/15/2037(b)(h) 1 mo. LIBOR + 3.150%	753,313
	BCAP LLC Trust
72,312	Series 2007-AA2-22A1 6.000%, 03/25/2022(c)	71,169
238,540	Series 2010-RR6-6A2 9.300%, 07/26/2037(b)(g)	201,962
3,198,169	Series 2011-R11-2A4 5.500%, 12/26/2035(b)	2,781,522
2,771,119	Series 2013-RR1-4A3 6.001%, 08/26/2037(b)(g)	2,857,792
	Bear Stearns Adjustable Rate Mortgage Trust
4,208,539	Series 2005-12-25A1 3.497%, 02/25/2036(g)	3,487,751
	Bear Stearns Asset-Backed Securities I Trust
543,629	Series 2006-AC1-1A1 6.250%, 02/25/2036(f)	403,737
	BF Mortgage Trust
666,000	Series 2019-NYT-F 5.028%, 11/15/2035(b)(h) 1 mo. LIBOR + 3.000%	673,410
	BHP Trust
710,000	Series 2019-BXHP-E 4.595%, 08/15/2036(b)(h) 1 mo. USD LIBOR + 2.568%	710,687
	BX Commercial Mortgage Trust
1,517,000	Series 2019-IMC-G 5.628%, 04/15/2034(b)(h) 1 mo. LIBOR + 3.600%	1,533,893
	BX Trust
709,000	Series 2019-MMP-F 4.820%, 08/15/2036(b)(h) 1 mo. USD LIBOR + 2.792%	710,760
	Carbon Capital VI Commercial Mortgage Trust
649,000	Series 2019-FL2-B 4.878%, 10/15/2035(b)(h) 1 mo. LIBOR + 2.850%	654,699
	CF Trust
1,420,000	Series 2019-MF1-F 4.978%, 08/21/2032(b)(h) 1 mo. USD LIBOR + 2.950%	1,423,683
	CFCRE Commercial Mortgage Trust
16,323,000	Series 2016-C7-XE 1.124%, 12/10/2054(b)(g)(m)	1,053,860
7,346,000	Series 2016-C7-XF 1.124%, 12/10/2054(b)(g)(m)	456,327
	CG-CCRE Commercial Mortgage Trust
105,000	Series 2014-FL2-COL1 5.528%, 11/15/2031(b)(h) 1 mo. LIBOR + 3.500%	104,780
205,000	Series 2014-FL2-COL2 6.528%, 11/15/2031(b)(h) 1 mo. LIBOR + 4.500%	204,355

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2019 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Chase Mortgage Finance Trust
$ 3,548,013	Series 2007-S2-1A9 6.000%, 03/25/2037	$2,758,876
1,770,630	Series 2007-S3-1A15 6.000%, 05/25/2037	1,369,852
	ChaseFlex Trust
1,288,527	Series 2007-3-2A1 2.318%, 07/25/2037(h) 1 mo. USD LIBOR + 0.300%	1,147,983
	CIM Trust
6,000,000	Series 2016-1RR-B2 8.824%, 07/26/2055(b)(g)	6,039,826
10,000,000	Series 2016-2RR-B2 7.756%, 02/25/2056(b)(g)	10,110,657
10,000,000	Series 2016-3RR-B2 8.144%, 02/27/2056(b)(g)	10,069,908
7,860,000	Series 2017-3RR-B2 10.970%, 01/27/2057(b)(g)	8,249,035
	Citicorp Mortgage Securities Trust
2,903,763	Series 2006-7-1A1 6.000%, 12/25/2036	2,620,354
	Citigroup Commercial Mortgage Trust
668,000	Series 2015-GC27-D 4.575%, 02/10/2048(b)(g)	639,434
1,497,000	Series 2018-TBR-F 5.678%, 12/15/2036(b)(h) 1 mo. USD LIBOR + 3.650%	1,507,071
	Citigroup Mortgage Loan Trust, Inc.
253,452	Series 2005-5-2A2 5.750%, 08/25/2035	210,118
3,414,984	Series 2005-5-3A2A 3.942%, 10/25/2035(g)	2,602,214
494,499	Series 2009-6-8A2 6.000%, 08/25/2022(b)(g)	522,156
3,213,840	Series 2011-12-1A2 4.032%, 04/25/2036(b)(g)	2,610,525
339,461	Series 2018-A-A1 4.000%, 01/25/2068(b)(g)	340,695
791,379	Series 2018-C-A1 4.125%, 03/25/2059(b)(f)	797,818
	CitiMortgage Alternative Loan Trust
299,771	Series 2006-A5-1A13 2.468%, 10/25/2036(h) 1 mo. USD LIBOR + 0.450%	241,560
296,833	Series 2006-A5-1A2 4.532%, 10/25/2036(h)(m) -1*1 mo. USD LIBOR + 6.550%	52,350
511,587	Series 2007-A4-1A13 5.750%, 04/25/2037	501,647
261,949	Series 2007-A4-1A6 5.750%, 04/25/2037	256,985
2,524,274	Series 2007-A6-1A5 6.000%, 06/25/2037	2,498,336
	COMM Mortgage Trust
1,868,035	Series 2014-UBS4-F 3.750%, 08/10/2047(b)	724,434
3,345,369	Series 2014-UBS4-G 3.750%, 08/10/2047(b)	408,137
7,000	Series 2014-UBS4-V 0.000%, 08/10/2047(b)(g)	1

Principal Amount^		Value
$ 1,000,000	Series 2015-CR26-E 3.250%, 10/10/2048(b)	$878,554
1,989,000	Series 2018-HCLV-D 4.204%, 09/15/2033(b)(h) 1 mo. LIBOR + 2.177%	1,990,529
	Countrywide Alternative Loan Trust
147,378	Series 2003-22CB-1A1 5.750%, 12/25/2033	153,990
549,843	Series 2004-13CB-A4 0.000%, 07/25/2034(n)	478,441
55,517	Series 2004-14T2-A11 5.500%, 08/25/2034(c)	56,578
115,593	Series 2004-16CB-1A1 5.500%, 07/25/2034	121,378
124,518	Series 2004-16CB-3A1 5.500%, 08/25/2034	130,476
42,083	Series 2004-28CB-5A1 5.750%, 01/25/2035(c)	42,615
256,665	Series 2004-J10-2CB1 6.000%, 09/25/2034	276,387
47,743	Series 2004-J3-1A1 5.500%, 04/25/2034	49,367
5,755,452	Series 2005-64CB-1A10 5.750%, 12/25/2035	5,786,959
86,834	Series 2005-J1-2A1 5.500%, 02/25/2025	89,363
2,755,347	Series 2006-13T1-A13 6.000%, 05/25/2036	2,094,512
451,757	Series 2006-31CB-A7 6.000%, 11/25/2036	384,838
4,300,862	Series 2006-36T2-2A1 6.250%, 12/25/2036	3,017,004
449,784	Series 2006-J1-2A1 7.000%, 02/25/2036	122,065
230,686	Series 2007-16CB-2A1 2.468%, 08/25/2037(h) 1 mo. USD LIBOR + 0.450%	123,036
66,801	Series 2007-16CB-2A2 37.764%, 08/25/2037(h) -8.3333*1 mo. USD LIBOR + 54.583%	160,325
458,342	Series 2007-19-1A34 6.000%, 08/25/2037	372,091
1,302,499	Series 2007-20-A12 6.250%, 08/25/2047	1,100,760
443,164	Series 2007-22-2A16 6.500%, 09/25/2037	299,317
3,139,812	Series 2007-HY2-1A 4.156%, 03/25/2047(g)	3,050,127
2,170,594	Series 2007-HY7C-A4 2.248%, 08/25/2037(h) 1 mo. USD LIBOR + 0.230%	2,055,453
	Countrywide Alternative Loan Trust Resecuritization
615,014	Series 2008-2R-2A1 6.000%, 08/25/2037(g)	430,458
3,979,903	Series 2008-2R-4A1 6.250%, 08/25/2037(g)	3,420,191
	Countrywide Home Loan GMSR Issuer Trust
1,980,000	Series 2018-GT1-A 4.768%, 05/25/2023(b)(h) 1 mo. USD LIBOR + 2.750%	1,988,270

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2019 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Countrywide Home Loan Mortgage Pass-Through Trust
$ 54,014	Series 2004-12-8A1 4.607%, 08/25/2034(c)(g)	$53,448
9,425	Series 2004-HYB4-2A1 4.225%, 09/20/2034(c)(g)	9,252
701,534	Series 2005-23-A1 5.500%, 11/25/2035	600,041
433,288	Series 2005-HYB8-4A1 3.981%, 12/20/2035(g)	432,522
3,491,219	Series 2006-9-A1 6.000%, 05/25/2036	2,932,122
186,710	Series 2007-10-A5 6.000%, 07/25/2037	155,237
748,190	Series 2007-13-A5 6.000%, 08/25/2037	605,030
	Credit Suisse Commercial Mortgage Securities Corp.
175,000	Series 2019-SKLZ-D 5.628%, 01/15/2034(b)(h) 1 mo. LIBOR + 3.600%	176,739
	Credit Suisse First Boston Mortgage Securities Corp.
62,888	Series 2003-AR26-7A1 4.279%, 11/25/2033(g)	65,411
31,480	Series 2003-AR28-4A1 4.536%, 12/25/2033(c)(g)	32,126
1,386,872	Series 2005-11-7A1 6.000%, 12/25/2035	1,182,322
	Credit Suisse First Boston Mortgage- Backed Pass-Through Certificates
52,915	Series 2003-27-4A4 5.750%, 11/25/2033	55,693
2,478,609	Series 2005-10-10A3 6.000%, 11/25/2035	1,278,425
	Credit Suisse Mortgage-Backed Trust
824,569	Series 2006-6-1A10 6.000%, 07/25/2036	672,768
652,567	Series 2007-1-4A1 6.500%, 02/25/2022	164,334
77,801	Series 2007-2-2A5 5.000%, 03/25/2037	75,919
1,738,190	Series 2011-17R-1A2 5.750%, 02/27/2037(b)	1,908,763
635,000	Series 2014-USA-D 4.373%, 09/15/2037(b)	634,689
1,475,000	Series 2014-USA-E 4.373%, 09/15/2037(b)	1,422,607
839,733	Series 2018-RPL2-A1 4.030%, 08/25/2062(b)(f)	846,156
319,927	Series 2018-RPL7-A1 4.000%, 08/26/2058(b)	324,192
	Deutsche Mortgage and Asset Receiving Corp.
3,225,874	Series 2014-RS1-1A2 6.500%, 07/27/2037(b)(g)	3,134,939
	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
191,783	Series 2004-4-7AR1 2.368%, 06/25/2034(h) 1 mo. USD LIBOR + 0.350%	190,986

Principal Amount^		Value
$ 117,321	Series 2006-PR1-3A1 9.286%, 04/15/2036(b)(h) -1.4*1 mo. USD LIBOR + 12.124%	$114,582
	DSLA Mortgage Loan Trust
142,849	Series 2005-AR5-2A1A 2.387%, 09/19/2045(h) 1 mo. USD LIBOR + 0.330%	118,847
	Dukinfield II Plc
407,030 (GBP)	Series 2-A 2.026%, 12/20/2052(h) 3 mo. GBP LIBOR + 1.250%	505,414
	Eurosail-UK Plc
139,344 (GBP)	Series 2007-2X-A3C 0.930%, 03/13/2045(h) 3 mo. GBP LIBOR + 0.150%	167,714
	Federal Home Loan Mortgage Corp. REMICS
662,096	Series 3118-SD 4.673%, 02/15/2036(h)(m) -1*1 mo. LIBOR + 6.700%	114,939
253,197	Series 3301-MS 4.073%, 04/15/2037(h)(m) -1*1 mo. LIBOR + 6.100%	28,482
342,672	Series 3303-SE 4.053%, 04/15/2037(h)(m) -1*1 mo. LIBOR + 6.080%	48,595
222,737	Series 3303-SG 4.073%, 04/15/2037(h)(m) -1*1 mo. LIBOR + 6.100%	31,590
70,427	Series 3382-SB 3.973%, 11/15/2037(h)(m) -1*1 mo. LIBOR + 6.000%	6,226
318,914	Series 3382-SW 4.273%, 11/15/2037(h)(m) -1*1 mo. LIBOR + 6.300%	47,769
86,948	Series 3384-S 4.363%, 11/15/2037(h)(m) -1*1 mo. LIBOR + 6.390%	10,672
200,330	Series 3384-SG 4.283%, 08/15/2036(h)(m) -1*1 mo. LIBOR + 6.310%	29,595
2,176,881	Series 3404-SA 3.973%, 01/15/2038(h)(m) -1*1 mo. LIBOR + 6.000%	337,151
118,502	Series 3417-SX 3.985%, 02/15/2038(h)(m) -1*1 mo. LIBOR + 6.180%	11,883
74,887	Series 3423-GS 3.623%, 03/15/2038(h)(m) -1*1 mo. LIBOR + 5.650%	8,416
682,281	Series 3423-TG 0.350%, 03/15/2038(h)(m) -1*1 mo. LIBOR + 6.000%	5,220
2,845,871	Series 3435-S 3.953%, 04/15/2038(h)(m) -1*1 mo. LIBOR + 5.980%	464,558
102,655	Series 3445-ES 3.973%, 05/15/2038(h)(m) -1*1 mo. LIBOR + 6.000%	11,533
402,785	Series 3523-SM 3.805%, 04/15/2039(h)(m) -1*1 mo. LIBOR + 6.000%	64,797

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2019 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Federal Home Loan Mortgage Corp. REMICS (Continued)
$ 242,375	Series 3560-KS 4.373%, 11/15/2036(h)(m) -1*1 mo. LIBOR + 6.400%	$32,047
153,763	Series 3598-SA 4.323%, 11/15/2039(h)(m) -1*1 mo. LIBOR + 6.350%	18,434
178,444	Series 3641-TB 4.500%, 03/15/2040	196,539
667,543	Series 3728-SV 2.423%, 09/15/2040(h)(m) -1*1 mo. LIBOR + 4.450%	52,973
251,135	Series 3758-S 3.835%, 11/15/2040(h)(m) -1*1 mo. LIBOR + 6.030%	50,460
960,961	Series 3770-SP 4.473%, 11/15/2040(h)(m) -1*1 mo. LIBOR + 6.500%	101,530
306,970	Series 3815-ST 3.823%, 02/15/2041(h)(m) -1*1 mo. LIBOR + 5.850%	46,361
666,724	Series 3859-SI 4.573%, 05/15/2041(h)(m) -1*1 mo. LIBOR + 6.600%	133,627
204,642	Series 3872-SL 3.923%, 06/15/2041(h)(m) -1*1 mo. LIBOR + 5.950%	28,399
168,542	Series 3900-SB 3.775%, 07/15/2041(h)(m) -1*1 mo. LIBOR + 5.970%	22,443
30,651	Series 3946-SM 8.618%, 10/15/2041(h) -3*1 mo. LIBOR + 14.700%	39,653
1,294,422	Series 3957-DZ 3.500%, 11/15/2041	1,346,869
1,269,405	Series 3972-AZ 3.500%, 12/15/2041	1,309,730
3,470,920	Series 3984-DS 3.923%, 01/15/2042(h)(m) -1*1 mo. LIBOR + 5.950%	553,561
4,426,478	Series 4223-AT 3.000%, 07/15/2043(h) -6*1 mo. LIBOR + 30.000%	4,352,266
2,106,028	Series 4229-MS 3.859%, 07/15/2043(h) -1.75*1 mo. LIBOR + 7.700%	2,146,947
4,661,180	Series 4239-OU 0.000%, 07/15/2043(n)	3,836,738
3,273,811	Series 4291-MS 3.873%, 01/15/2054(h)(m) -1*1 mo. LIBOR + 5.900%	506,325
3,369,345	Series 4314-MS 4.073%, 07/15/2043(h)(m) -1*1 mo. LIBOR + 6.100%	399,604
10,000,000	Series 4435-SA 5.510%, 01/15/2041(h) -2*1 mo. LIBOR + 9.900%	12,447,436
8,783,203	Series 4657-VZ 3.000%, 02/15/2047	8,953,670
2,782,000	Series 4767-ZH 3.500%, 03/15/2048	2,778,205

Principal Amount^		Value
	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
$ 55,900	Series 2014-DN2-M2 3.668%, 04/25/2024(h) 1 mo. USD LIBOR + 1.650%	$56,091
346,332	Series 2015-DNA1-M2 3.868%, 10/25/2027(h) 1 mo. USD LIBOR + 1.850%	348,691
40,000	Series 2018-DNA1-M2 3.818%, 07/25/2030(h) 1 mo. USD LIBOR + 1.800%	40,044
	Federal National Mortgage Association Connecticut Avenue Securities
430,000	Series 2017-C05-1M2 4.218%, 01/25/2030(h) 1 mo. USD LIBOR + 2.200%	435,960
95,000	Series 2017-C07-1M2 4.418%, 05/25/2030(h) 1 mo. USD LIBOR + 2.400%	96,235
	Federal National Mortgage Association REMICS
372,483	Series 2003-84-PZ 5.000%, 09/25/2033	414,153
789,251	Series 2005-42-SA 4.782%, 05/25/2035(h)(m) -1*1 mo. LIBOR + 6.800%	82,351
2,440,568	Series 2006-92-LI 4.562%, 10/25/2036(h)(m) -1*1 mo. LIBOR + 6.580%	489,205
625,173	Series 2007-39-AI 4.102%, 05/25/2037(h)(m) -1*1 mo. LIBOR + 6.120%	110,104
184,292	Series 2007-57-SX 4.602%, 10/25/2036(h)(m) -1*1 mo. LIBOR + 6.620%	25,136
33,384	Series 2007-68-SA 4.632%, 07/25/2037(h)(m) -1*1 mo. LIBOR + 6.650%	2,135
42,691	Series 2008-1-CI 4.282%, 02/25/2038(h)(m) -1*1 mo. LIBOR + 6.300%	6,339
1,920,038	Series 2008-33-SA 3.982%, 04/25/2038(h)(m) -1*1 mo. LIBOR + 6.000%	318,312
73,024	Series 2008-56-SB 4.042%, 07/25/2038(h)(m) -1*1 mo. LIBOR + 6.060%	8,592
3,890,642	Series 2009-110-SD 4.232%, 01/25/2040(h)(m) -1*1 mo. LIBOR + 6.250%	576,494
48,912	Series 2009-111-SE 4.232%, 01/25/2040(h)(m) -1*1 mo. LIBOR + 6.250%	6,289
237,355	Series 2009-86-CI 3.782%, 09/25/2036(h)(m) -1*1 mo. LIBOR + 5.800%	23,833
147,334	Series 2009-87-SA 3.982%, 11/25/2049(h)(m) -1*1 mo. LIBOR + 6.000%	18,789
76,550	Series 2009-90-IB 3.702%, 04/25/2037(h)(m) -1*1 mo. LIBOR + 5.720%	8,939

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2019 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Federal National Mortgage Association REMICS (Continued)
$ 87,559	Series 2010-11-SC 2.782%, 02/25/2040(h)(m) -1*1 mo. LIBOR + 4.800%	$7,640
54,508	Series 2010-115-SD 4.582%, 11/25/2039(h)(m) -1*1 mo. LIBOR + 6.600%	7,393
3,946,204	Series 2010-123-SK 4.032%, 11/25/2040(h)(m) -1*1 mo. LIBOR + 6.050%	740,917
1,035,149	Series 2010-134-SE 4.632%, 12/25/2025(h)(m) -1*1 mo. LIBOR + 6.650%	87,035
247,965	Series 2010-15-SL 2.932%, 03/25/2040(h)(m) -1*1 mo. LIBOR + 4.950%	26,986
76,872	Series 2010-9-GS 2.605%, 02/25/2040(h)(m) -1*1 mo. LIBOR + 4.750%	5,357
6,420	Series 2011-110-LS 5.900%, 11/25/2041(h) -2*1 mo. LIBOR + 10.100%	8,480
317,700	Series 2011-111-VZ 4.000%, 11/25/2041	338,411
1,364,522	Series 2011-141-PZ 4.000%, 01/25/2042	1,460,302
171,013	Series 2011-5-PS 4.382%, 11/25/2040(h)(m) -1*1 mo. LIBOR + 6.400%	12,107
2,314,647	Series 2011-93-ES 4.482%, 09/25/2041(h)(m) -1*1 mo. LIBOR + 6.500%	431,809
1,574,313	Series 2012-106-SA 4.142%, 10/25/2042(h)(m) -1*1 mo. LIBOR + 6.160%	284,218
2,994,607	Series 2012-131-BS 2.880%, 12/25/2042(h) -1.2*1 mo. LIBOR + 5.400%	2,983,401
11,100,940	Series 2013-109-BO 0.000%, 07/25/2043(n)	8,398,987
2,002,333	Series 2013-15-SC 2.940%, 03/25/2033(h) -1.2*1 mo. LIBOR + 5.460%	2,091,472
5,787,725	Series 2013-51-HS 2.826%, 04/25/2043(h) -1.2*1 mo. LIBOR + 5.400%	5,571,702
8,462,740	Series 2013-53-ZC 3.000%, 06/25/2043	8,630,093
3,711,610	Series 2013-67-NS 2.972%, 07/25/2043(h) -1.5*1 mo. LIBOR + 6.000%	3,696,805
6,029,740	Series 2013-74-HZ 3.000%, 07/25/2043	6,155,701
3,946,296	Series 2014-50-WS 4.182%, 08/25/2044(h)(m) -1*1 mo. LIBOR + 6.200%	597,440
11,045,106	Series 2016-72-ZG 3.000%, 10/25/2046	10,804,607
	First Horizon Alternative Mortgage Securities Trust
829,612	Series 2006-FA6-1A4 6.250%, 11/25/2036	612,162
327,764	Series 2007-FA4-1A7 6.000%, 08/25/2037	243,239

Principal Amount^		Value
	First Horizon Mortgage Pass-Through Trust
$ 202,095	Series 2006-1-1A10 6.000%, 05/25/2036	$164,576
	GCAT Trust
777,693	Series 2019-RPL1-A1 2.650%, 10/25/2068(b)(g)	781,028
	GMACM Mortgage Loan Trust
236,382	Series 2005-AR1-3A 4.686%, 03/18/2035(g)	239,873
	Gosforth Funding Plc
411,487	Series 2018-1A-A1 2.582%, 08/25/2060(b)(h) 3 mo. USD LIBOR + 0.450%	411,036
	Government National Mortgage Association
696,418	Series 2007-21-S 4.173%, 04/16/2037(h)(m) -1*1 mo. LIBOR + 6.200%	121,652
249,841	Series 2008-69-SB 5.458%, 08/20/2038(h)(m) -1*1 mo. LIBOR + 7.630%	41,065
287,518	Series 2009-104-SD 4.323%, 11/16/2039(h)(m) -1*1 mo. LIBOR + 6.350%	52,896
48,126	Series 2010-98-IA 5.708%, 03/20/2039(g)(m)	5,695
672,918	Series 2011-45-GZ 4.500%, 03/20/2041	723,108
179,020	Series 2011-69-OC 0.000%, 05/20/2041(n)	166,698
3,633,476	Series 2011-69-SC 3.336%, 05/20/2041(h)(m) -1*1 mo. LIBOR + 5.380%	554,713
586,970	Series 2011-89-SA 3.406%, 06/20/2041(h)(m) -1*1 mo. LIBOR + 5.450%	86,652
5,803,788	Series 2012-135-IO 0.574%, 01/16/2053(g)(m)	208,200
2,944,585	Series 2013-102-BS 4.106%, 03/20/2043(h)(m) -1*1 mo. LIBOR + 6.150%	414,492
51,108,339	Series 2013-155-IB 0.169%, 09/16/2053(g)(m)	852,201
4,718,301	Series 2014-145-CS 3.573%, 05/16/2044(h)(m) -1*1 mo. LIBOR + 5.600%	679,891
3,109,354	Series 2014-156-PS 4.206%, 10/20/2044(h)(m) -1*1 mo. LIBOR + 6.250%	508,547
5,100,227	Series 2014-5-SA 3.506%, 01/20/2044(h)(m) -1*1 mo. LIBOR + 5.550%	850,897
5,184,886	Series 2014-58-SG 3.403%, 04/16/2044(h)(m) -1*1 mo. LIBOR + 5.600%	779,093
5,136,440	Series 2014-76-SA 3.556%, 01/20/2040(h)(m) -1*1 mo. LIBOR + 5.600%	836,127
5,438,366	Series 2014-95-CS 4.223%, 06/16/2044(h)(m) -1*1 mo. LIBOR + 6.250%	1,053,221
7,060,281	Series 2018-105-SH 4.206%, 08/20/2048(h)(m) -1*1 mo. LIBOR + 6.250%	835,088

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2019 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Government National Mortgage Association (Continued)
$ 89,446,530	Series 2018-111-SA 2.506%, 08/20/2048(h)(m) -1*1 mo. LIBOR + 4.550%	$7,718,592
30,050,886	Series 2018-134-CS 4.156%, 10/20/2048(h)(m) -1*1 mo. LIBOR + 6.200%	4,010,315
8,822,244	Series 2018-153-AS 4.106%, 11/20/2048(h)(m) -1*1 mo. LIBOR + 6.150%	1,105,239
	GPMT Ltd.
1,507,000	Series 2018-FL1-D 4.994%, 11/21/2035(b)(h) 1 mo. USD LIBOR + 2.950%	1,519,046
	GS Mortgage Securities Corp. Trust
962,000	Series 2018-FBLU-F 5.278%, 11/15/2035(b)(h) 1 mo. USD LIBOR + 3.250%	968,107
1,503,000	Series 2018-TWR-G 5.952%, 07/15/2031(b)(h) 1 mo. LIBOR + 3.925%	1,517,098
	GS Mortgage Securities Trust
1,010,000	Series 2011-GC5-D 5.556%, 08/10/2044(b)(g)	1,007,257
2,216,000	Series 2014-GC26-D 4.668%, 11/10/2047(b)(g)	1,955,143
	GSCG Trust
710,000	Series 2019-600C-H 4.118%, 09/06/2034(b)(g)	659,327
	GSR Mortgage Loan Trust
43,341	Series 2005-4F-6A1 6.500%, 02/25/2035(c)	43,237
833,740	Series 2005-9F-2A1 6.000%, 01/25/2036	669,521
126,930	Series 2005-AR4-6A1 4.643%, 07/25/2035(g)	130,247
222,357	Series 2005-AR6-4A5 4.547%, 09/25/2035(g)	228,591
283,380	Series 2006-7F-3A4 6.250%, 08/25/2036	163,350
156,155	Series 2006-8F-2A1 6.000%, 09/25/2036	149,168
	HarborView Mortgage Loan Trust
124,926	Series 2003-2-1A 2.797%, 10/19/2033(h) 1 mo. USD LIBOR + 0.740%	123,491
302,869	Series 2004-11-2A2A 2.697%, 01/19/2035(c)(h) 1 mo. USD LIBOR + 0.640%	290,234
9,637,911	Series 2006-8-1A1 2.246%, 07/21/2036(h) 1 mo. USD LIBOR + 0.200%	7,325,471
4,800,313	Series 2007-7-2A1B 3.018%, 10/25/2037(h) 1 mo. USD LIBOR + 1.000%	4,033,871
	Hawaii Hotel Trust
1,297,000	Series 2019-MAUI-F 4.778%, 05/15/2038(b)(h) 1 mo. LIBOR + 2.750%	1,306,126

Principal Amount^		Value
	Hilton Orlando Trust
$ 873,000	Series 2018-ORL-F 5.678%, 12/15/2034(b)(h) 1 mo. USD LIBOR + 3.650%	$880,316
	Hilton USA Trust
1,073,000	Series 2016-SFP-E 5.519%, 11/05/2035(b)	1,080,408
	Hospitality Mortgage Trust
1,283,875	Series 2019-HIT-G 5.928%, 11/15/2036(b)(h) 1 mo. USD LIBOR + 3.900%	1,296,994
	Impac Secured Assets Trust
7,596,309	Series 2007-2-1A1C 2.398%, 05/25/2037(h) 1 mo. USD LIBOR + 0.380%	6,714,119
	IndyMac INDA Mortgage Loan Trust
307,504	Series 2006-AR3-1A1 4.307%, 12/25/2036(g)	295,446
	IndyMac INDX Mortgage Loan Trust
568,582	Series 2004-AR6-4A 4.563%, 10/25/2034(g)	581,120
204,432	Series 2004-AR7-A5 3.238%, 09/25/2034(h) 1 mo. USD LIBOR + 1.220%	194,062
335,939	Series 2005-AR11-A3 3.889%, 08/25/2035(g)	306,684
793,053	Series 2006-AR2-2A1 2.228%, 02/25/2046(h) 1 mo. USD LIBOR + 0.210%	685,223
2,436,682	Series 2006-AR5-2A1 3.777%, 05/25/2036(g)	2,219,452
4,250,096	Series 2006-R1-A3 3.736%, 12/25/2035(g)	4,014,952
1,508,983	Series 2007-AR5-2A1 3.801%, 05/25/2037(g)	1,451,172
	JP Morgan Chase Commercial Mortgage Securities Trust
15,102	Series 2007-LDPX-AM 5.464%, 01/15/2049(g)	15,067
1,285,000	Series 2011-C3-E 5.853%, 02/15/2046(b)(g)	1,244,944
1,531,000	Series 2019-MFP-F 5.128%, 07/15/2036(b)(h) 1 mo. USD LIBOR + 3.100%	1,540,701
219,000	Series 2019-UES-C 4.343%, 05/05/2032(b)	234,054
224,000	Series 2019-UES-D 4.601%, 05/05/2032(b)(g)	236,557
261,000	Series 2019-UES-E 4.601%, 05/05/2032(b)(g)	271,703
274,000	Series 2019-UES-F 4.601%, 05/05/2032(b)(g)	275,923
299,000	Series 2019-UES-G 4.601%, 05/05/2032(b)(g)	289,718
	JP Morgan Mortgage Trust
66,018	Series 2003-A2-3A1 4.247%, 11/25/2033(g)	68,401
395,396	Series 2004-S1-2A1 6.000%, 09/25/2034	424,483
73,586	Series 2005-A1-6T1 4.683%, 02/25/2035(g)	74,576

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2019 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	JP Morgan Mortgage Trust (Continued)
$ 90,716	Series 2005-A2-3A2 4.524%, 04/25/2035(g)	$93,229
23,390	Series 2005-A3-4A1 4.854%, 06/25/2035(c)(g)	23,935
2,746,334	Series 2005-ALT1-3A1 3.886%, 10/25/2035(g)	2,440,712
75,627	Series 2007-A1-4A2 4.660%, 07/25/2035(c)(g)	77,647
35,941	Series 2007-S1-1A2 5.500%, 03/25/2022	35,134
818,565	Series 2007-S3-1A97 6.000%, 08/25/2037	647,240
408,066	Series 2008-R2-2A 5.500%, 12/27/2035(b)(g)	409,013
	JP Morgan Resecuritization Trust
7,558,140	Series 2015-4-1A7 2.335%, 06/26/2047(b)(h) 1 mo. USD LIBOR + 0.190%	5,384,847
	JPMBB Commercial Mortgage Securities Trust
1,616,000	Series 2014-C23-D 4.112%, 09/15/2047(b)(g)	1,593,874
300,000	Series 2014-C23-E 3.364%, 09/15/2047(b)(g)	255,319
78,000	Series 2015-C27-D 3.986%, 02/15/2048(b)(g)	77,373
4,749,500	Series 2015-C27-XFG 1.486%, 02/15/2048(b)(g)(m)	298,018
	Lanark Master Issuer Plc
354,667	Series 2019-1A-1A1 2.902%, 12/22/2069(h) 3 mo. USD LIBOR + 0.770%	355,575
	Lehman Mortgage Trust
1,915,085	Series 2006-2-2A3 5.750%, 04/25/2036	1,980,214
	Lehman XS Trust
144,992	Series 2006-2N-1A1 2.278%, 02/25/2046(h) 1 mo. USD LIBOR + 0.260%	135,378
	LoanCore Issuer Ltd.
1,296,000	Series 2019-CRE3-D 4.528%, 04/15/2034(b)(h) 1 mo. LIBOR + 2.500%	1,305,535
	Ludgate Funding Plc
120,443 (EUR)	Series 2007-1-A2B 0.000%, 01/01/2061(h) -1*3 mo. EURIBOR + 0.160%	124,609
467,949 (GBP)	Series 2008-W1X-A1 1.380%, 01/01/2061(h) 3 mo. GBP LIBOR + 0.600%	558,620
	Master Adjustable Rate Mortgages Trust
149,281	Series 2004-7-3A1 4.405%, 07/25/2034(g)	149,507
65,214	Series 2006-2-1A1 4.759%, 04/25/2036(g)	66,574
	Master Alternative Loan Trust
38,429	Series 2003-9-4A1 5.250%, 11/25/2033	40,713
36,307	Series 2004-5-1A1 5.500%, 06/25/2034	38,102
45,048	Series 2004-5-2A1 6.000%, 06/25/2034	47,679

Principal Amount^		Value
$ 183,099	Series 2004-8-2A1 6.000%, 09/25/2034	$197,593
	Merrill Lynch Alternative Note Asset Trust
571,451	Series 2007-AF1-1AF2 5.750%, 05/25/2037	547,235
	Merrill Lynch Mortgage Investors Trust
14,431	Series 2006-2-2A 4.226%, 05/25/2036(c)(g)	14,613
	Monarch Beach Resort Trust
1,250,000	Series 2018-MBMZ-M 6.988%, 07/15/2025(b)(h) 1 mo. LIBOR + 4.960%	1,257,254
	Morgan Stanley Bank of America Merrill Lynch Trust
15,000	Series 2015-C20-D 3.071%, 02/15/2048(b)	14,075
1,000,000	Series 2015-C26-E 4.551%, 10/15/2048(b)(g)	814,326
	Morgan Stanley Capital I Trust
285,000	Series 2011-C2-D 5.671%, 06/15/2044(b)(g)	288,282
235,000	Series 2011-C2-E 5.671%, 06/15/2044(b)(g)	233,702
1,508,000	Series 2019-PLND-F 4.828%, 05/15/2036(b)(h) 1 mo. USD LIBOR + 2.800%	1,511,516
	Morgan Stanley Mortgage Loan Trust
2,898,227	Series 2005-9AR-2A 4.261%, 12/25/2035(g)	2,795,318
3,191,037	Series 2006-11-2A2 6.000%, 08/25/2036	2,548,219
415,421	Series 2006-7-3A 5.043%, 06/25/2036(g)	359,311
271,753	Series 2007-13-6A1 6.000%, 10/25/2037	224,810
	Morgan Stanley Re-Remic Trust
435,642	Series 2010-R9-3C 6.000%, 11/26/2036(b)(g)	456,081
	Motel 6 Trust
1,339,858	Series 2017-M6MZ-M 8.954%, 08/15/2024(b)(h) 1 mo. LIBOR + 6.927%	1,364,281
	Newgate Funding Plc
186,322 (EUR)	Series 2007-3X-A2B 0.206%, 12/15/2050(h) -1*3 mo. EURIBOR + 0.600%	196,909
	Prime Mortgage Trust
1,445,122	Series 2006-DR1-2A1 5.500%, 05/25/2035(b)	1,271,406
	Residential Accredit Loans, Inc.
1,054,749	Series 2006-QS10-A9 6.500%, 08/25/2036	1,012,602
674,847	Series 2006-QS14-A18 6.250%, 11/25/2036	615,807
515,831	Series 2006-QS17-A5 6.000%, 12/25/2036	486,243
504,421	Series 2006-QS2-1A4 5.500%, 02/25/2036	473,213
603,826	Series 2006-QS7-A3 6.000%, 06/25/2036	566,370
650,108	Series 2007-QS1-2A10 6.000%, 01/25/2037	610,383

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2019 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Residential Accredit Loans, Inc. (Continued)
$ 1,007,034	Series 2007-QS3-A1 6.500%, 02/25/2037	$958,184
2,272,934	Series 2007-QS6-A6 6.250%, 04/25/2037	2,208,151
568,734	Series 2007-QS8-A8 6.000%, 06/25/2037	531,539
1,666,390	Series 2007-QS9-A33 6.500%, 07/25/2037	1,599,340
	Residential Asset Securitization Trust
482,155	Series 2003-A9-A2 4.000%, 08/25/2033	482,694
180,328	Series 2005-A8CB-A9 5.375%, 07/25/2035	158,054
330,108	Series 2006-A8-1A1 6.000%, 08/25/2036	293,827
263,477	Series 2007-A1-A8 6.000%, 03/25/2037	152,797
518,600	Series 2007-A5-2A5 6.000%, 05/25/2037	444,561
16,316,452	Series 2007-A9-A1 2.568%, 09/25/2037(h) 1 mo. USD LIBOR + 0.550%	5,693,794
16,316,456	Series 2007-A9-A2 4.432%, 09/25/2037(h)(m) -1*1 mo. USD LIBOR + 6.450%	5,833,622
596,861	Series 2006-S4-A5 6.000%, 04/25/2036	594,044
346,785	Series 2006-SA2-3A1 5.300%, 08/25/2036(g)	323,401
	RMAC Securities No 1 Plc
102,259 (EUR)	Series 2006-NS1X-A2C 0.000%, 06/12/2044(h) -1*3 mo. EURIBOR + 0.150%	107,476
	Sequoia Mortgage Trust
306,870	Series 2018-CH1-A1 4.000%, 02/25/2048(b)(g)	315,285
	SLIDE
2,417,315	Series 2018-FUN-F 5.028%, 06/15/2031(b)(h) 1 mo. LIBOR + 3.000%	2,442,996
	Starwood Retail Property Trust
235,000	Series 2014-STAR-C 4.528%, 11/15/2027(b)(h) 1 mo. USD LIBOR + 2.500%	234,314
980,000	Series 2014-STAR-D 5.278%, 11/15/2027(b)(d)(h) 1 mo. USD LIBOR + 3.250%	855,538
950,000	Series 2014-STAR-E 6.178%, 11/15/2027(b)(d)(h) 1 mo. LIBOR + 4.150%	749,897
	Structured Adjustable Rate Mortgage Loan Trust
50,119	Series 2004-12-7A3 4.234%, 09/25/2034(c)(g)	50,572
843,373	Series 2005-14-A1 2.328%, 07/25/2035(h) 1 mo. USD LIBOR + 0.310%	678,999
354,810	Series 2005-15-1A1 4.151%, 07/25/2035(g)	287,276
423,787	Series 2005-22-3A1 4.484%, 12/25/2035(g)	360,761

Principal Amount^		Value
$ 1,048,042	Series 2008-1-A2 4.103%, 10/25/2037(g)	$948,538
	Structured Asset Mortgage Investments II Trust
7,612,755	Series 2007-AR1-2A1 2.198%, 01/25/2037(h) 1 mo. USD LIBOR + 0.180%	7,379,535
	Structured Asset Securities Corp. Trust
955,462	Series 2005-5-2A2 5.500%, 04/25/2035	946,553
9,413,557	Series 2007-4-1A3 3.998%, 03/28/2045(b)(h)(m) -1*1 mo. LIBOR + 6.250%	1,371,914
	Tharaldson Hotel Portfolio Trust
1,382,807	Series 2018-THL-F 5.995%, 11/11/2034(b)(h) 1 mo. USD LIBOR + 3.952%	1,391,601
	UBS-Barclays Commercial Mortgage Trust
305,000	Series 2012-C2-E 5.048%, 05/10/2063(b)(d)(g)	252,726
	Washington Mutual Mortgage Pass-Through Certificates Trust
468,585	Series 2005-1-5A1 6.000%, 03/25/2035	480,324
681,203	Series 2006-5-1A5 6.000%, 07/25/2036	633,059
480,281	Series 2006-8-A6 4.378%, 10/25/2036(f)	268,749
3,259,696	Series 2007-5-A3 7.000%, 06/25/2037	2,312,775
	Wells Fargo Alternative Loan Trust
200,140	Series 2007-PA2-3A1 2.368%, 06/25/2037(h) 1 mo. USD LIBOR + 0.350%	143,465
298,797	Series 2007-PA2-3A2 4.632%, 06/25/2037(h)(m) -1*1 mo. USD LIBOR + 6.650%	41,890
	Wells Fargo Commercial Mortgage Trust
19,971,000	Series 2015-C28-XE 1.248%, 05/15/2048(b)(g)(m)	1,157,246
750,000	Series 2016-C33-D 3.123%, 03/15/2059(b)	700,031
1,225,000	Series 2019-JWDR-C 3.139%, 09/15/2031(b)(j)	1,225,307
	Wells Fargo Mortgage-Backed Securities Trust
108,757	Series 2003-M-A1 4.887%, 12/25/2033(c)(g)	111,808
270,839	Series 2004-I-2A1 5.063%, 07/25/2034(g)	283,093
35,498	Series 2004-O-A1 4.883%, 08/25/2034(c)(g)	36,247
12,213	Series 2005-11-2A3 5.500%, 11/25/2035(c)	12,302
294,137	Series 2005-12-1A5 5.500%, 11/25/2035	296,808
73,352	Series 2005-16-A18 6.000%, 12/25/2035(c)	74,049
34,948	Series 2005-AR10-2A4 4.968%, 05/01/2035(g)	36,606

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2019 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Wells Fargo Mortgage-Backed Securities Trust (Continued)
$ 130,539	Series 2005-AR2-3A1 5.141%, 03/25/2035(g)	$135,023
422,365	Series 2006-3-A11 5.500%, 03/25/2036	430,377
136,364	Series 2006-AR19-A1 4.852%, 12/25/2036(g)	136,083
369,329	Series 2006-AR2-2A5 4.991%, 03/25/2036(g)	370,563
	WFRBS Commercial Mortgage Trust
155,000	Series 2011-C2-D 5.839%, 02/15/2044(b)(g)	158,906
510,000	Series 2011-C3-D 5.856%, 03/15/2044(b)(g)	444,562
500,000	Series 2012-C6-D 5.768%, 04/15/2045(b)(g)	529,365
100,000	Series 2012-C7-C 4.969%, 06/15/2045(g)	102,801
290,000	Series 2012-C7-E 4.969%, 06/15/2045(b)(g)	244,292

TOTAL MORTGAGE-BACKED SECURITIES (Cost $350,293,391)		385,215,406

MUNICIPAL BONDS: 0.4%
Puerto Rico: 0.4%
	Commonwealth of Puerto Rico
2,220,000	8.000%, 07/01/2035(k)	1,340,325
	Puerto Rico Commonwealth Aqueduct & Sewer Authority
165,000	Series A 5.000%, 07/01/2021	172,013
76,000	Series A 5.000%, 07/01/2022	79,800
190,000	Series A 5.250%, 07/01/2029	199,738
488,000	Series A 5.000%, 07/01/2033	509,350
311,000	Series A 5.125%, 07/01/2037	325,384
338,000	Series A 5.750%, 07/01/2037	358,702
1,775,000	Series A 5.250%, 07/01/2042	1,861,531
280,000	Series A 6.000%, 07/01/2047	297,850
	Puerto Rico Public Buildings Authority
1,125,000	Series U 5.250%, 07/01/2042(k)	850,781
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
35,000	Series A-1 0.000%, 07/01/2024(o)	30,586
66,000	Series A-1 0.000%, 07/01/2027(o)	52,605
65,000	Series A-1 0.000%, 07/01/2029(o)	48,322
83,000	Series A-1 0.000%, 07/01/2031(o)	57,209
94,000	Series A-1 0.000%, 07/01/2033(o)	59,292
69,000	Series A-1 4.500%, 07/01/2034	73,881

Principal Amount^		Value
Puerto Rico (continued)
$ 35,000	Series A-1 4.550%, 07/01/2040	$36,175
893,000	Series A-1 0.000%, 07/01/2046(o)	237,922
728,000	Series A-1 0.000%, 07/01/2051(o)	142,026
255,000	Series A-1 4.750%, 07/01/2053	265,200
645,000	Series A-1 5.000%, 07/01/2058	681,584
353,000	Series A-2 4.329%, 07/01/2040	359,170
11,000	Series A-2 4.536%, 07/01/2053	11,248
141,000	Series A-2 4.784%, 07/01/2058	146,653

TOTAL MUNICIPAL BONDS (Cost $5,181,961)		8,197,347

SHORT-TERM INVESTMENTS: 6.2%
TREASURY BILLS: 1.5%
	United States Treasury Bill
3,900,000	1.951%, 11/21/2019(p)	3,890,116
3,560,000	2.057%, 01/30/2020(p)	3,535,973
3,570,000	2.555%, 01/30/2020(p)	3,540,482
7,210,000	1.878%, 02/20/2020(p)	7,157,785
3,550,000	1.726%, 03/26/2020(p)	3,520,590
3,550,000	1.770%, 04/23/2020(p)	3,515,128
2,190,000	1.986%, 07/16/2020(a)(p)	2,156,201

TOTAL TREASURY BILLS (Cost $27,315,579)		27,316,275

REPURCHASE AGREEMENTS: 4.7%
88,064,000	Fixed Income Clearing Corp. 0.250%, 9/30/2019, due 10/01/2019 [collateral: par value $2,065,000 U.S. Treasury Note, 1.750%, due 05/15/2022, value $2,087,199; par value $85,765,000 U.S. Treasury Note, 2.625%, due 06/15/2021, value $87,754,912] (proceeds $88,064,612)	88,064,000

TOTAL REPURCHASE AGREEMENTS (Cost $88,064,000)		88,064,000

TOTAL SHORT-TERM INVESTMENTS (Cost $115,379,579)		115,380,275

TOTAL PURCHASED OPTIONS(q) (Cost $1,408,195): 0.1%		1,324,740

TOTAL INVESTMENTS BEFORE INVESTMENTS SOLD SHORT
(Cost: $1,774,857,405): 99.2%		1,838,088,328

Other Assets in Excess of Liabilities: 0.8%		14,574,083

NET ASSETS: 100.0%		$1,852,662,411

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2019 (Unaudited)(Continued)

BADLARPP	Argentina Badlar Floating Rate Notes
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
L.P.	Limited Partnership
PIK	Payment-in-kind
REMICS	Real Estate Mortgage Investment Conduit

*	Non-Income Producing Security.
^	The principal amount is stated in U.S. Dollars unless otherwise indicated.
(a)	Securities with an aggregate fair value of $225,220,084 have been pledged as collateral for options, total return swaps, credit default swaps, securities sold short and futures positions.
(b)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.
(c)	Security is valued using significant unobservable inputs in good faith in accordance with procedures approved by the Board of Trustees.
(d)	Illiquid securities at September 30, 2019, at which time the aggregate value of these illiquid securities is $34,048,625 or 1.8% of net assets.
(e)	Perpetual Call.
(f)	Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at September 30, 2019.
(g)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at September 30, 2019.

(h)	Floating Interest Rate at September 30, 2019.
(i)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(j)	When issued security.
(k)	Security is currently in default and/or non-income producing.
(l)	Pay-in-kind securities.
(m)	Interest Only security. Security with a notional or nominal principal amount.
(n)	Principal Only security.
(o)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(p)	The rate shown represents yield-to-maturity.
(q)	For a breakout of open positions, see details shown in the Schedule of Purchased Options table that follows.

CURRENCY ABBREVIATIONS:

ARS	Argentine Peso
AUD	Australian Dollar
CAD	Canadian Dollar
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HUF	Hungary Forint
MYR	Malaysian Ringgit
NOK	Norwegian Krone
SGD	Singapore Dollar
THB	Thai Baht
USD	U.S. Dollar
ZAR	South African Rand

UNFUNDED LOAN COMMITMENTS — At September 30, 2019, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)
Allied Universal Holdco LLC, 2.125%, 07/10/2026	$21,171	$21,227	$56

TOTAL			$56

The cost basis of investments for federal income tax purposes at September 30, 2019 was as follows*:

Cost of investments	$1,693,358,238

Gross unrealized appreciation	137,823,619
Gross unrealized depreciation	(74,268,000)

Net unrealized appreciation	$63,555,619

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF PURCHASED OPTIONS at September 30, 2019 (Unaudited)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
COMMON STOCKS
Call
Abbvie, Inc.	Goldman Sachs & Co.	$80.00	11/15/2019	606	$4,588,632	$49,692	$68,044	$(18,352)
Nielsen Holdings Plc	Goldman Sachs & Co.	22.00	11/15/2019	261	554,625	23,490	16,565	6,925
Put
Avaya Holdings Corp.	Goldman Sachs & Co.	12.50	10/18/2019	1,927	1,971,321	462,480	194,700	267,780
Live Residential Asset Mortgage Products, Inc. Holdings, Inc.	Goldman Sachs & Co.	40.00	11/15/2019	57	244,872	9,690	8,176	1,514
Lowe’s Cos., Inc.	Goldman Sachs & Co.	100.00	1/17/2020	99	1,088,604	27,225	27,212	13
Masco Corp.	Goldman Sachs & Co.	38.00	10/18/2019	187	779,416	2,805	14,181	(11,376)
Mellanox Technologies Ltd.	Goldman Sachs & Co.	100.00	12/20/2019	422	4,624,698	74,694	178,240	(103,546)
Mellanox Technologies Ltd.	Goldman Sachs & Co.	105.00	12/20/2019	382	4,186,338	103,140	108,036	(4,896)
Quad/Graphics, Inc.	Goldman Sachs & Co.	7.50	10/18/2019	1,113	1,169,763	27,825	50,529	(22,704)
Quad/Graphics, Inc.	Goldman Sachs & Co.	10.00	10/18/2019	531	558,081	14,603	37,071	(22,468)
Spark Therapeutics, Inc.	Goldman Sachs & Co.	80.00	12/20/2019	28	271,544	14,280	18,069	(3,789)
Symantec Corp.	Goldman Sachs & Co.	20.00	1/17/2020	146	344,998	3,504	8,141	(4,637)
Wyndham Hotels & Resorts, Inc.	Goldman Sachs & Co.	52.50	11/15/2019	230	1,190,020	55,200	33,818	21,382

Total						868,628	762,782	105,846

EXCHANGE-TRADED FUNDS
Call
Invesco QQQ Trust Series 1	Goldman Sachs & Co.	194.00	10/18/2019	25	472,025	2,000	6,421	(4,421)
Invesco QQQ Trust Series 1	Goldman Sachs & Co.	195.00	10/18/2019	29	547,549	1,653	7,203	(5,550)
Put
iShares Russell 2000 ETF	Goldman Sachs & Co.	145.00	12/20/2019	389	5,887,126	127,981	252,779	(124,798)
iShares Russell 2000 ETF	Goldman Sachs & Co.	147.00	12/20/2019	389	5,887,126	152,488	195,363	(42,875)
iShares Russell 2000 ETF	Goldman Sachs & Co.	149.00	12/20/2019	378	5,720,652	171,990	183,647	(11,657)

Total						456,112	645,413	(189,301)

Total Purchased Options						$1,324,740	$1,408,195	$(83,455)

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF SECURITIES SOLD SHORT at September 30, 2019 (Unaudited)

Shares		Value
COMMON STOCKS: (2.5)%
(70,700)	Aramark	$(3,081,106)
(111,787)	Avon Products, Inc.*	(491,863)
(7,185)	Bayerische Motoren Werke AG	(506,101)
(780)	Beacon Roofing Supply, Inc.*	(26,153)
(191,250)	Brookfield Asset Management, Inc. Class A	(10,153,463)
(1,496)	Builders FirstSource, Inc.*	(30,780)
(159,757)	Celgene Corp.	(319,514)
(321,053)	Centene Corp.*	(13,888,753)
(9,193)	Daimler AG	(457,360)
(17,560)	Discovery, Inc. Class A*	(467,623)
(35,473)	Eldorado Resorts, Inc.*	(1,414,309)
(234,242)	Energy Transfer Equity L.P.	(3,063,885)
(3,549)	Fastenal Co.	(115,946)
(28,036)	Fiat Chrysler Automobiles N.V.	(362,982)
(56,705)	Ford Motor Co.	(519,418)
(3,394)	Fortune Brands Home & Security, Inc.	(185,652)
(17,168)	General Motors Co.	(643,457)
(11,473)	Home Depot, Inc. (The)	(2,661,965)
(22,880)	Honda Motor Co. Ltd.	(592,237)
(7,337)	JELD-WEN Holding, Inc.*	(141,531)
(45,104)	Liberty Global Plc Series C*	(1,073,024)
(2,812)	Masonite International Corp.*	(163,096)
(442)	MSC Industrial Direct Co., Inc. Class A	(32,058)
(1)	New Media Investment Group, Inc.	(9)
(26,100)	Nielsen Holdings Plc	(554,625)
(14,180)	Pennsylvania Real Estate Investment Trust	(81,110)
(15,909)	Peugeot S.A.	(396,958)
(5,344)	PPG Industries, Inc.	(633,317)
(4,313)	Renault S.A.	(247,688)
(4,615)	RPM International, Inc.	(317,558)
(627)	Sherwin-Williams Co. (The)	(344,768)
(22,000)	Tencent Holdings Ltd.	(926,534)
(12,060)	Toyota Motor Corp.	(804,930)
(3,368)	United Rentals, Inc.*	(419,788)
(708)	Watsco, Inc.	(119,779)
(2,107)	WW Grainger, Inc.	(626,095)
(19,205)	Zayo Group Holdings, Inc.*	(651,049)

TOTAL COMMON STOCKS (Proceeds $49,537,807)		(46,516,484)

EXCHANGE-TRADED FUNDS: (1.6)%
(190,834)	Financial Select Sector SPDR Fund	(5,343,352)
(31,565)	iShares Russell 1000 Growth ETF	(5,038,721)
(19,335)	SPDR S&P 500 ETF Trust	(5,738,048)
(212,912)	SPDR S&P Regional Banking ETF	(11,239,624)
(25,500)	Utilities Select Sector SPDR Fund	(1,650,870)

TOTAL EXCHANGE-TRADED FUNDS (Proceeds $29,277,613)		(29,010,615)

Principal Amount^		Value
CORPORATE BONDS: (0.1)%
	Dell International LLC/EMC Corp.
$(450,000)	7.125%, 06/15/2024(b)	(474,863)
	Gray Television, Inc.
(556,000)	5.125%, 10/15/2024(b)	(577,545)
	Gray Television, Inc.
(362,000)	5.875%, 07/15/2026(b)	(377,385)
	Western Digital Corp.
(848,000)	4.750%, 02/15/2026	(874,500)

TOTAL CORPORATE BONDS (Proceeds $2,257,404)		(2,304,293)

TOTAL SECURITIES SOLD SHORT (Proceeds $81,072,824)		(77,831,392)

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS AT September 30, 2019 (Unaudited)

At September 30, 2019, the Fund had the following forward foreign currency exchange contracts:

	Settlement Date	Fund Receiving	U.S. $ Value at September 30, 2019	Fund Delivering	U.S. $ Value at September 30, 2019	Asset Derivatives	Liability Derivatives
Counterparty						Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	10/15/2019	NOK	$891,696	USD	$944,595	$—	$(52,899)
	10/15/2019	NOK	2,438,956	USD	2,599,052	—	(160,096)
	10/18/2019	USD	503,099	CAD	494,721	8,378	—
Citibank N.A.	11/15/2019	USD	6,903,758	SGD	6,929,950	—	(26,192)
Credit Suisse International	10/2/2019	COP	1,886,473	USD	1,898,844	—	(12,371)
	10/2/2019	USD	2,056,274	COP	1,886,473	169,801	—
	1/2/2020	USD	1,890,865	COP	1,878,264	12,601	—
Deutsche Bank AG	10/31/2019	USD	621,694	EUR	605,485	16,209	—
	10/31/2019	USD	1,766,364	GBP	1,771,414	—	(5,050)
Goldman Sachs & Co.	12/13/2019	USD	1,277,612	GBP	1,257,426	20,186	—
	12/13/2019	USD	1,841,401	ZAR	1,792,149	49,252	—
	12/13/2019	USD	423,104	ZAR	408,983	14,121	—
	12/13/2019	USD	538,246	ZAR	533,453	4,793	—
	12/13/2019	USD	50,617	ZAR	48,851	1,766	—
	12/13/2019	USD	65,839	ZAR	64,812	1,027	—
	12/13/2019	USD	87,822	ZAR	88,032	—	(210)
	12/16/2019	EUR	700,002	USD	702,780	—	(2,778)
	12/16/2019	EUR	2,400,760	USD	2,437,461	—	(36,701)
	12/16/2019	USD	12,101,916	EUR	11,988,777	113,139	—
	12/16/2019	USD	8,315,980	GBP	8,290,511	25,469	—
	12/16/2019	USD	461,572	GBP	454,667	6,905	—
	12/16/2019	USD	276,769	GBP	272,874	3,895	—
	12/16/2019	USD	210,492	GBP	207,710	2,782	—
	12/16/2019	USD	229,663	GBP	227,457	2,206	—
	12/16/2019	USD	130,639	GBP	128,724	1,915	—
	12/16/2019	USD	184,386	GBP	183,520	866	—
	12/16/2019	USD	143,539	GBP	143,040	499	—
	12/16/2019	USD	85,247	GBP	84,911	336	—
	12/16/2019	USD	158,424	GBP	158,467	—	(43)
	12/16/2019	USD	275,556	GBP	275,713	—	(157)
HSBC Holdings Plc	10/22/2019	AUD	1,701,327	USD	1,779,649	—	(78,322)
JPMorgan Chase Bank N.A.	10/25/2019	EUR	1,387,041	USD	1,429,086	—	(42,045)
	10/25/2019	EUR	3,026,483	USD	3,074,452	—	(47,969)
	10/25/2019	EUR	1,728,125	USD	1,782,899	—	(54,774)
	10/25/2019	USD	885,339	EUR	867,181	18,158	—
	10/25/2019	USD	1,213,760	EUR	1,200,158	13,602	—
	10/25/2019	USD	965,090	EUR	952,616	12,474	—
	10/25/2019	USD	1,538,947	EUR	1,526,888	12,059	—
	10/25/2019	USD	847,982	EUR	845,154	2,828	—
Morgan Stanley & Co.	10/15/2019	MYR	922,938	USD	941,076	—	(18,138)
	10/15/2019	MYR	2,544,349	USD	2,587,107	—	(42,758)
	10/31/2019	USD	5,257,452	ZAR	4,953,968	303,484	—
	12/31/2019	USD	371,675	GBP	370,529	1,146	—
UBS AG	10/15/2019	HUF	1,253,442	USD	1,335,846	—	(82,404)
	10/22/2019	USD	3,541,559	THB	3,567,621	—	(26,062)

			$76,104,274		$75,973,346	$819,897	$(688,969)

SCHEDULE OF FINANCIAL FUTURES CONTRACTS at September 30, 2019 (Unaudited)

Description	Number of Contracts	Notional Amount	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Futures Contracts - Long
2YR U.S. Treasury Notes	536	$107,200,000	$115,508,000	12/31/2019	$(223,246)

Total Long					$(223,246)

Futures Contracts - Short
5YR U.S. Treasury Notes	(1,367)	(136,700,000)	$(162,875,915)	12/31/2019	$786,416
10YR U.S. Treasury Notes	(89)	(8,900,000)	(11,597,812)	12/19/2019	11,374
S&P 500 E Mini Index	(64)	(3,200)	(9,531,200)	12/20/2019	66,336

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF FINANCIAL FUTURES CONTRACTS at September 30, 2019 (Unaudited) (Continued)

Description	Number of Contracts	Notional Amount	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Ultra-Long U.S. Treasury Bonds	(25)	(2,500,000)	$(4,797,656)	12/19/2019	$1,649
Ultra 10YR U.S. Treasury Notes	(202)	(20,200,000)	(28,766,063)	12/19/2019	14,255

Total Short					$880,030

Total Futures Contracts					$656,784

SCHEDULE OF SWAPS at September 30, 2019 (Unaudited)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3)

Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at September 30, 2019	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Buy Protection
Altria Group, Inc. 4.750%, 05/05/2021	12/20/2024	(1.000%)	0.735%		$(9,000,000)	Quarterly	$(117,240)	$(110,787)	$(6,453)
American Axle & Manufacturing, Inc. 6.625%, 10/15/2022	12/20/2024	(5.000%)	4.733%		(9,600,000)	Quarterly	(106,534)	(6,930)	(99,604)
Apache Corp. 3.250%, 04/15/2022	12/20/2024	(1.000%)	1.673%		(11,600,000)	Quarterly	369,014	394,496	(25,482)
ArcelorMittal 2.875%, 07/06/2020	12/20/2024	(5.000%)	1.705%	EUR	(8,700,000)	Quarterly	(1,555,972)	(1,585,254)	29,282
Bank of America Corp. 2.369%, 07/21/2021	12/20/2024	(1.000%)	0.524%		$(4,750,000)	Quarterly	(112,293)	(130,881)	18,588
Bayer AG 1.875%, 01/25/2021	12/20/2024	(1.000%)	0.679%	EUR	(6,100,000)	Quarterly	(111,243)	(111,629)	386
Best Buy Co., Inc. 5.500%, 03/15/2021	12/20/2024	(5.000%)	0.848%		$(6,750,000)	Quarterly	(1,371,927)	(1,370,187)	(1,740)
Block Financial LLC 5.500%, 11/01/2022	12/20/2024	(5.000%)	0.818%		(2,350,000)	Quarterly	(481,720)	(480,849)	(871)
Bouygues S.A. 4.250%, 07/22/2020	12/20/2024	(1.000%)	0.351%	EUR	(2,000,000)	Quarterly	(74,687)	(75,039)	352
British Telecommunications Plc 5.750%, 12/07/2028	12/20/2024	(1.000%)	0.930%		(4,650,000)	Quarterly	(18,323)	(13,124)	(5,199)
Carnival Corp. 6.650%, 01/15/2028	12/20/2024	(1.000%)	0.507%		$(10,950,000)	Quarterly	(269,075)	(308,341)	39,266
CDX North America High Yield Index Series 32 5.000%, 06/20/2024	6/20/2024	(5.000%)	3.277%		(94,050,000)	Quarterly	(6,635,985)	(5,588,055)	(1,047,930)
CDX North America High Yield Index Series 33 5.000%, 12/20/2024	12/20/2024	(5.000%)	3.500%		(6,975,000)	Quarterly	(465,267)	(461,745)	(3,522)
CDX North America Investment Grade Index Series 31 1.000%, 06/20/2024	6/20/2024	(1.000%)	0.527%		(80,000,000)	Quarterly	(1,685,616)	(1,194,527)	(491,089)
CDX North America Investment Grade Index Series 33 1.000%, 12/20/2024	12/20/2024	(1.000%)	0.599%		(80,000,000)	Quarterly	(1,571,887)	(1,563,272)	(8,615)
Centrica Plc 6.375%, 03/10/2022	12/20/2024	(1.000%)	1.251%	EUR	(10,300,000)	Quarterly	143,076	152,178	(9,102)
CenturyLink, Inc. 7.500%, 04/01/2024	12/20/2024	(1.000%)	2.562%		$(9,700,000)	Quarterly	689,891	787,308	(97,417)
CIT Group, Inc. 5.000%, 08/15/2022	12/20/2024	(5.000%)	0.924%		(5,700,000)	Quarterly	(1,133,721)	(1,144,943)	11,222
CNH Industrial Finance Europe S.A. 2.875%, 05/17/2023	12/20/2024	(5.000%)	0.942%	EUR	(2,650,000)	Quarterly	(603,267)	(600,268)	(2,999)
Commerzbank AG 4.000%, 09/16/2020	12/20/2024	(1.000%)	0.787%		(10,050,000)	Quarterly	(121,156)	(149,621)	28,465

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF SWAPS at September 30, 2019 (Unaudited) (Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at September 30, 2019	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Conagra Brands, Inc. 7.000%, 10/01/2028	12/20/2024	(1.000%)	0.765%		$(5,550,000)	Quarterly	$(64,148)	$(52,660)	$(11,488)
Continental AG 3.125%, 09/09/2020	12/20/2024	(1.000%)	0.735%	EUR	(10,000,000)	Quarterly	(150,077)	(148,309)	(1,768)
Daimler AG 0.625%, 03/05/2020	12/20/2024	(1.000%)	0.671%		(9,950,000)	Quarterly	(185,980)	(197,483)	11,503
Daimler AG 1.400%, 01/12/2024	12/20/2024	(1.000%)	0.671%		(100,000)	Quarterly	(1,869)	(1,903)	34
Danske Bank A/S 0.875%, 05/22/2023	12/20/2024	(1.000%)	0.907%		(10,100,000)	Quarterly	(53,067)	(97,747)	44,680
Darden Restaurants, Inc. 3.850%, 05/01/2027	12/20/2024	(1.000%)	0.373%		$(9,000,000)	Quarterly	(281,980)	(283,725)	1,745
Dell, Inc. 7.100%, 04/15/2028	12/20/2024	(1.000%)	2.037%		(9,150,000)	Quarterly	441,641	444,099	(2,458)
Deutsche Lufthansa AG 1.125%, 09/12/2019	12/20/2024	(1.000%)	0.748%	EUR	(10,100,000)	Quarterly	(144,109)	(133,422)	(10,687)
Devon Energy Corp. 7.950%, 04/15/2032	12/20/2024	(1.000%)	1.068%		$(11,200,000)	Quarterly	36,863	73,967	(37,104)
Domtar Corp. 4.400%, 04/01/2022	12/20/2024	(1.000%)	1.037%		(11,200,000)	Quarterly	20,362	(16,498)	36,860
DXC Technology Co. 4.450%, 09/18/2022	12/20/2024	(5.000%)	1.653%		(9,650,000)	Quarterly	(1,527,938)	(1,610,873)	82,935
Eastman Chemical Co. 7.600%, 02/01/2027	12/20/2024	(1.000%)	0.673%		(9,250,000)	Quarterly	(149,347)	(155,304)	5,957
Electricite de France S.A. 5.625%, 02/21/2033	12/20/2024	(1.000%)	0.569%	EUR	(9,950,000)	Quarterly	(244,330)	(236,085)	(8,245)
Electrolux AB 1.000%, 12/05/2019	12/20/2024	(1.000%)	0.282%		(9,800,000)	Quarterly	(406,359)	(427,835)	21,476
Encana Corp. 3.900%, 11/15/2021	12/20/2024	(1.000%)	1.647%		$(11,600,000)	Quarterly	354,905	422,722	(67,817)
Fiat Chrysler Automobiles N.V. 4.500%, 04/15/2020	12/20/2024	(5.000%)	1.397%	EUR	(1,000,000)	Quarterly	(198,193)	(197,106)	(1,087)
Glencore Finance Europe Ltd. 3.375%, 09/30/2020	12/20/2024	(5.000%)	1.589%		(8,700,000)	Quarterly	(1,618,560)	(1,655,816)	37,256
Goodyear Tire & Rubber Co. (The) 5.000%, 05/31/2026	12/20/2024	(5.000%)	2.893%		$(10,250,000)	Quarterly	(969,842)	(786,323)	(183,519)
Halliburton Co. 8.750%, 02/15/2021	12/20/2024	(1.000%)	0.900%		(11,200,000)	Quarterly	(54,522)	(30,581)	(23,941)
HCA, Inc. 7.500%, 02/15/2022	12/20/2024	(5.000%)	1.073%		(3,750,000)	Quarterly	(713,904)	(742,783)	28,879
Host Hotels & Resorts L.P. 4.750%, 03/01/2023	12/20/2024	(1.000%)	0.624%		(11,050,000)	Quarterly	(205,263)	(221,752)	16,489
HP, Inc. 4.650%, 12/09/2021	12/20/2024	(1.000%)	0.707%		(11,100,000)	Quarterly	(160,386)	(188,482)	28,096
International Paper Co. 7.500%, 08/15/2021	12/20/2024	(1.000%)	0.558%		(11,050,000)	Quarterly	(242,110)	(234,235)	(7,875)
Kohl’s Corp. 4.250%, 07/17/2025	12/20/2024	(1.000%)	1.443%		(11,450,000)	Quarterly	242,211	241,115	1,096
Kraft Heinz Foods Co. 6.375%, 07/15/2028	12/20/2024	(1.000%)	1.096%		(11,200,000)	Quarterly	52,090	82,708	(30,618)
Kroger Co. (The) 6.150%, 01/15/2020	12/20/2024	(1.000%)	0.808%		(11,100,000)	Quarterly	(104,328)	(99,547)	(4,781)
L Brands, Inc. 5.625%, 10/15/2023	12/20/2024	(1.000%)	3.529%		(7,950,000)	Quarterly	879,041	881,371	(2,330)

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF SWAPS at September 30, 2019 (Unaudited) (Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at September 30, 2019	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Liberty Interactive LLC 8.500%, 07/15/2029	12/20/2024	(5.000%)	1.033%		$(1,900,000)	Quarterly	$(366,081)	$(346,862)	$(19,219)
Macy’s Retail Holdings, Inc. 3.450%, 01/15/2021	12/20/2024	(1.000%)	2.330%		(11,900,000)	Quarterly	727,477	633,984	93,493
Marathon Petroleum Corp. 3.625%, 09/15/2024	12/20/2024	(5.000%)	0.699%		(9,100,000)	Quarterly	(1,928,056)	(1,987,948)	59,892
Marks & Spencer Plc 3.000%, 12/08/2023	12/20/2024	(1.000%)	2.210%	EUR	(5,850,000)	Quarterly	375,765	389,999	(14,234)
Meritor, Inc. 6.250%, 02/15/2024	12/20/2024	(5.000%)	1.762%		$(7,000,000)	Quarterly	(1,067,142)	(1,054,732)	(12,410)
MetLife, Inc. 3.600%, 11/13/2025	12/20/2024	(1.000%)	0.725%		(150,000)	Quarterly	(2,030)	(2,220)	190
METRO AG 1.375%, 10/28/2021	12/20/2024	(1.000%)	1.414%	EUR	(10,400,000)	Quarterly	236,731	280,213	(43,482)
MGM Resorts International 6.750%, 10/01/2020	12/20/2024	(5.000%)	1.107%		$(2,600,000)	Quarterly	(490,072)	(490,216)	144
Morgan Stanley 3.750%, 02/25/2023	12/20/2024	(1.000%)	0.667%		(5,850,000)	Quarterly	(96,181)	(125,098)	28,917
Nokia Oyj 1.000%, 03/15/2021	12/20/2024	(5.000%)	0.815%	EUR	(4,100,000)	Quarterly	(967,992)	(1,000,764)	32,772
Nordstrom, Inc. 6.950%, 03/15/2028	12/20/2024	(1.000%)	2.359%		$(11,900,000)	Quarterly	742,523	688,026	54,497
Olin Corp. 5.500%, 08/15/2022	12/20/2024	(1.000%)	1.483%		(11,500,000)	Quarterly	264,776	315,876	(51,100)
Omnicom Group, Inc./Omnicom Capital, Inc. 4.450%, 08/15/2020	12/20/2024	(1.000%)	0.434%		(4,600,000)	Quarterly	(129,832)	(143,888)	14,056
PostNL N.V. 1.000%, 11/21/2024	12/20/2024	(1.000%)	0.696%	EUR	(10,050,000)	Quarterly	(173,312)	(154,052)	(19,260)
Publicis Groupe S.A. 1.125%, 12/16/2021	12/20/2024	(1.000%)	0.676%		(10,050,000)	Quarterly	(184,791)	(193,966)	9,175
Renault S.A. 3.125%, 03/05/2021	12/20/2024	(1.000%)	0.927%		(10,100,000)	Quarterly	(41,199)	(14,729)	(26,470)
Rexel S.A. 2.125%, 06/15/2025	12/20/2024	(5.000%)	1.109%		(8,350,000)	Quarterly	(1,809,900)	(1,830,881)	20,981
Royal Bank of Scotland Group Plc 2.000%, 03/04/2025	12/20/2024	(1.000%)	0.913%		(4,850,000)	Quarterly	(23,830)	27,211	(51,041)
RR Donnelley & Sons Co. 7.875%, 03/15/2021	12/20/2024	(5.000%)	5.916%		$(3,600,000)	Quarterly	130,891	171,000	(40,109)
Ryder System, Inc. 3.875%, 12/01/2023	12/20/2024	(1.000%)	0.904%		(11,100,000)	Quarterly	(52,051)	(68,303)	16,252
Simon Property Group L.P. 4.375%, 03/01/2021	12/20/2024	(1.000%)	0.558%		(10,900,000)	Quarterly	(238,886)	(251,063)	12,177
Stora Enso Oyj 2.125%, 06/16/2023	12/20/2024	(5.000%)	0.764%	EUR	(8,350,000)	Quarterly	(2,000,187)	(2,026,660)	26,473
Teck Resources Ltd. 6.125%, 10/01/2035	12/20/2024	(5.000%)	1.472%		$(9,450,000)	Quarterly	(1,589,274)	(1,636,674)	47,400
Telefonaktiebolaget LM Ericsson 4.125%, 05/15/2022	12/20/2024	(1.000%)	0.815%	EUR	(2,450,000)	Quarterly	(25,558)	(19,406)	(6,152)
Telenor ASA 2.625%, 12/06/2024	12/20/2024	(1.000%)	0.270%		(2,350,000)	Quarterly	(99,209)	(99,780)	571

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF SWAPS at September 30, 2019 (Unaudited) (Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at September 30, 2019	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
UBS Group Funding Switzerland AG 3.491%, 05/23/2023	12/20/2024	(1.000%)	0.454%	EUR	(4,500,000)	Quarterly	$(140,888)	$(139,268)	$(1,620)
United Rentals North America, Inc. 5.500%, 07/15/2025	12/20/2024	(5.000%)	1.361%		$(6,350,000)	Quarterly	(1,106,775)	(1,148,324)	41,549
United States Steel Corp. 6.650%, 06/01/2037	12/20/2024	(5.000%)	7.016%		(9,450,000)	Quarterly	724,331	399,625	324,706
UnitedHealth Group, Inc. 3.350%, 07/15/2022	12/20/2024	(1.000%)	0.330%		(10,800,000)	Quarterly	(362,503)	(388,411)	25,908
Valeo S.A. 3.250%, 01/22/2024	12/20/2024	(1.000%)	1.094%	EUR	(8,300,000)	Quarterly	43,514	112,860	(69,346)
Valero Energy Corp. 8.750%, 06/15/2030	12/20/2024	(1.000%)	0.687%		$(11,050,000)	Quarterly	(170,594)	(179,909)	9,315
Volkswagen International Finance N.V. 0.500%, 03/30/2021	12/20/2024	(1.000%)	0.930%	EUR	(500,000)	Quarterly	(1,962)	(2,545)	583
Wells Fargo & Co. 3.069%, 01/24/2023	12/20/2024	(1.000%)	0.479%		$(7,700,000)	Quarterly	(199,412)	(232,245)	32,833

Total Buy Protection							$(30,704,840)	$(29,453,107)	$(1,251,733)

Sell Protection
Accor S.A. 2.625%, 02/05/2021	12/20/2024	1.000%	0.778%	EUR	10,050,000	Quarterly	$125,867	$140,134	$(14,267)
AK Steel Corp. 7.000%, 03/15/2027	12/20/2024	5.000%	10.757%		$6,900,000	Quarterly	(1,310,723)	(957,375)	(353,348)
Akzo Nobel N.V. 1.750%, 11/07/2024	12/20/2024	1.000%	0.414%	EUR	9,800,000	Quarterly	329,711	393,748	(64,037)
Ally Financial, Inc. 7.500%, 09/15/2020	12/20/2024	5.000%	0.937%		$9,300,000	Quarterly	1,842,840	1,877,697	(34,857)
American International Group, Inc. 6.250%, 05/01/2036	12/20/2024	1.000%	0.789%		11,100,000	Quarterly	114,732	127,367	(12,635)
Amgen, Inc. 3.625%, 05/22/2024	12/20/2024	1.000%	0.483%		10,900,000	Quarterly	279,999	332,697	(52,698)
Amkor Technology, Inc. 6.625%, 09/15/2027	12/20/2024	5.000%	1.132%		5,600,000	Quarterly	1,047,590	1,010,040	37,550
Apache Corp. 3.250%, 04/15/2022	12/20/2024	1.000%	1.673%		100,000	Quarterly	(3,181)	(3,167)	(14)
Assicurazioni Generali SpA 5.125%, 09/16/2024	12/20/2024	1.000%	0.715%	EUR	6,750,000	Quarterly	109,035	113,936	(4,901)
AT&T, Inc. 2.450%, 06/30/2020	12/20/2024	1.000%	0.822%		$11,250,000	Quarterly	98,332	58,611	39,721
AutoZone, Inc. 2.500%, 04/15/2021	12/20/2024	1.000%	0.487%		10,900,000	Quarterly	278,020	328,867	(50,847)
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.250%, 03/15/2025	12/20/2024	5.000%	2.455%		10,050,000	Quarterly	1,169,503	1,126,056	43,447
Avnet, Inc. 4.875%, 12/01/2022	12/20/2024	1.000%	0.867%		8,100,000	Quarterly	52,625	74,073	(21,448)
Barrick Gold Corp. 5.800%, 11/15/2034	12/20/2024	1.000%	0.526%		10,900,000	Quarterly	256,455	284,287	(27,832)
Beazer Homes USA, Inc. 6.750%, 03/15/2025	12/20/2024	5.000%	2.967%		6,350,000	Quarterly	577,902	570,138	7,764

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF SWAPS at September 30, 2019 (Unaudited) (Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at September 30, 2019	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Berkshire Hathaway, Inc. 2.750%, 03/15/2023	12/20/2024	1.000%	0.548%		$10,950,000	Quarterly	$245,576	$268,735	$(23,159)
BP Capital Markets Plc 3.161%, 03/17/2021	12/20/2024	1.000%	0.418%	EUR	4,850,000	Quarterly	161,931	185,061	(23,130)
Campbell Soup Co. 4.250%, 04/15/2021	12/20/2024	1.000%	0.701%		$11,000,000	Quarterly	162,115	230,715	(68,600)
CDX North America Investment Grade Index Series 31 1.000%, 06/20/2024	6/20/2024	1.000%	0.527%		80,000,000	Quarterly	1,685,616	1,684,411	1,205
Chesapeake Energy Corp. 8.000%, 01/15/2025	12/20/2024	5.000%	14.788%		2,400,000	Quarterly	(671,866)	(476,375)	(195,491)
CNH Industrial Finance Europe S.A. 2.875%, 05/17/2023	12/20/2024	5.000%	0.942%	EUR	8,400,000	Quarterly	1,912,243	1,962,185	(49,942)
Comcast Corp. 3.700%, 04/15/2024	12/20/2024	1.000%	0.458%		$10,950,000	Quarterly	295,735	318,889	(23,154)
CSC Holdings LLC 10.875%, 10/15/2025	12/20/2024	5.000%	1.121%		2,450,000	Quarterly	459,771	443,149	16,622
CVS Health Corp. 2.125%, 06/01/2021	12/20/2024	1.000%	0.733%		4,550,000	Quarterly	59,762	62,861	(3,099)
DISH DBS Corp. 6.750%, 06/01/2021	12/20/2024	5.000%	4.143%		10,900,000	Quarterly	398,213	168,886	229,327
DR Horton, Inc. 4.750%, 02/15/2023	12/20/2024	1.000%	0.587%		11,000,000	Quarterly	224,960	274,212	(49,252)
Enbridge, Inc. 3.500%, 06/10/2024	12/20/2024	1.000%	0.826%		11,100,000	Quarterly	94,476	133,849	(39,373)
Enel SpA 5.250%, 05/20/2024	12/20/2024	1.000%	0.674%	EUR	10,000,000	Quarterly	185,064	229,650	(44,586)
Experian Finance Plc 3.500%, 10/15/2021	12/20/2024	1.000%	0.373%		8,100,000	Quarterly	292,045	319,927	(27,882)
FirstEnergy Corp. 7.375%, 11/15/2031	12/20/2024	1.000%	0.415%		$10,800,000	Quarterly	315,042	331,370	(16,328)
Ford Motor Co. 4.346%, 12/08/2026	12/20/2024	5.000%	2.187%		9,800,000	Quarterly	1,274,567	1,456,540	(181,973)
General Electric Co. 2.700%, 10/09/2022	12/20/2024	1.000%	1.303%		11,300,000	Quarterly	(164,559)	(147,417)	(17,142)
General Mills, Inc. 3.150%, 12/15/2021	12/20/2024	1.000%	0.424%		10,900,000	Quarterly	313,193	358,499	(45,306)
General Motors Co. 4.875%, 10/02/2023	12/20/2024	5.000%	1.378%		9,450,000	Quarterly	1,637,938	1,756,597	(118,659)
Hertz Corp. (The) 5.500%, 10/15/2024	12/20/2024	5.000%	3.508%		6,700,000	Quarterly	437,391	439,294	(1,903)
Hess Corp. 3.500%, 07/15/2024	12/20/2024	1.000%	1.344%		11,400,000	Quarterly	(188,160)	(172,221)	(15,939)
International Lease Finance Corp. 8.250%, 12/15/2020	12/20/2024	5.000%	0.756%		4,850,000	Quarterly	1,011,672	1,031,758	(20,086)
ITV Plc 2.125%, 09/21/2022	12/20/2024	5.000%	1.329%	EUR	8,600,000	Quarterly	1,741,544	1,762,730	(21,186)
KB Home 7.000%, 12/15/2021	12/20/2024	5.000%	1.395%		$9,500,000	Quarterly	1,637,564	1,686,878	(49,314)
Kinder Morgan, Inc. 3.050%, 12/01/2019	12/20/2024	1.000%	0.744%		11,100,000	Quarterly	139,566	166,001	(26,435)
Koninklijke KPN N.V. 5.625%, 09/30/2024	12/20/2024	1.000%	0.868%	EUR	10,150,000	Quarterly	75,511	17,532	57,979
LafargeHolcim Ltd. 3.000%, 11/22/2022	12/20/2024	1.000%	0.713%		10,000,000	Quarterly	162,792	194,863	(32,071)

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF SWAPS at September 30, 2019 (Unaudited) (Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at September 30, 2019	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Lennar Corp. 4.750%, 04/01/2021	12/20/2024	5.000%	0.941%		$9,300,000	Quarterly	$1,840,305	$1,907,856	$(67,551)
MBIA, Inc. 6.625%, 10/01/2028	12/20/2024	5.000%	1.663%		9,700,000	Quarterly	1,530,134	1,541,344	(11,210)
MDC Holdings, Inc. 5.625%, 02/01/2020	12/20/2024	1.000%	0.895%		11,150,000	Quarterly	57,191	97,875	(40,684)
Mediobanca Banca di Credito Finanziario SpA 0.750%, 02/17/2020	12/20/2024	1.000%	1.026%	EUR	10,150,000	Quarterly	(14,706)	(10,114)	(4,592)
MetLife, Inc. 3.600%, 11/13/2025	12/20/2024	1.000%	0.725%		$11,150,000	Quarterly	150,892	171,630	(20,738)
MGIC Investment Corp. 5.750%, 08/15/2023	12/20/2024	5.000%	0.941%		3,450,000	Quarterly	682,793	682,016	777
MGM Resorts International 6.750%, 10/01/2020	12/20/2024	5.000%	1.107%		9,500,000	Quarterly	1,790,648	1,724,443	66,205
Mondelez International, Inc. 4.000%, 02/01/2024	12/20/2024	1.000%	0.443%		10,900,000	Quarterly	302,608	369,368	(66,760)
Motorola Solutions, Inc. 7.500%, 05/15/2025	12/20/2024	1.000%	0.688%		11,050,000	Quarterly	170,132	217,904	(47,772)
Nabors Industries, Inc. 5.500%, 01/15/2023	12/20/2024	1.000%	11.262%		3,750,000	Quarterly	(1,246,648)	(982,250)	(264,398)
National Grid Plc 4.375%, 03/10/2020	12/20/2024	1.000%	0.564%	EUR	9,900,000	Quarterly	246,249	257,856	(11,607)
Navient Corp. 5.500%, 01/25/2023	12/20/2024	5.000%	3.354%		$5,100,000	Quarterly	369,799	596,812	(227,013)
Newell Brands, Inc. 3.850%, 04/01/2023	12/20/2024	1.000%	1.228%		4,750,000	Quarterly	(52,209)	(54,948)	2,739
Next Group Plc 5.375%, 10/26/2021	12/20/2024	1.000%	1.148%	EUR	10,300,000	Quarterly	(84,886)	(67,742)	(17,144)
Peugeot S.A. 2.375%, 04/14/2023	12/20/2024	5.000%	1.008%		8,400,000	Quarterly	1,875,751	1,892,581	(16,830)
PulteGroup, Inc. 7.875%, 06/15/2032	12/20/2024	5.000%	0.903%		$9,300,000	Quarterly	1,861,093	1,851,329	9,764
Radian Group, Inc. 4.500%, 10/01/2024	12/20/2024	5.000%	1.162%		9,400,000	Quarterly	1,742,456	1,729,115	13,341
Sherwin-Williams Co. (The) 7.375%, 02/01/2027	12/20/2024	1.000%	0.720%		11,100,000	Quarterly	152,983	161,014	(8,031)
Springleaf Finance Corp. 7.750%, 10/01/2021	12/20/2024	5.000%	1.854%		9,650,000	Quarterly	1,423,795	1,559,020	(135,225)
SSE Plc 5.875%, 09/22/2022	12/20/2024	1.000%	0.713%	EUR	10,000,000	Quarterly	162,857	182,845	(19,988)
Sudzucker International Finance B.V. 1.250%, 11/29/2023	12/20/2024	1.000%	1.132%		10,150,000	Quarterly	(74,217)	11,098	(85,315)
Telecom Italia SpA 3.625%, 01/19/2024	12/20/2024	1.000%	1.710%		10,550,000	Quarterly	(406,554)	(466,332)	59,778
Telefonica Emisiones S.A. 1.528%, 01/17/2025	12/20/2024	1.000%	0.767%		10,100,000	Quarterly	133,247	135,069	(1,822)
Tesco Plc 6.125%, 02/24/2022	12/20/2024	1.000%	1.152%		10,250,000	Quarterly	(86,272)	(77,619)	(8,653)
Toll Brothers Finance Corp. 4.375%, 04/15/2023	12/20/2024	1.000%	0.903%		$11,100,000	Quarterly	52,854	82,520	(29,666)

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF SWAPS at September 30, 2019 (Unaudited) (Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at September 30, 2019	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Transocean, Inc. 5.800%, 10/15/2022	12/20/2024	1.000%	9.925%		$1,450,000	Quarterly	$(440,353)	$(344,375)	$(95,978)
Tyson Foods, Inc. 4.500%, 06/15/2022	12/20/2024	1.000%	0.477%		8,600,000	Quarterly	223,924	272,158	(48,234)
United Utilities Plc 6.875%, 08/15/2028	12/20/2024	1.000%	0.690%	EUR	4,850,000	Quarterly	85,296	104,170	(18,874)
Verizon Communications, Inc. 4.125%, 03/16/2027	12/20/2024	1.000%	0.539%		$11,000,000	Quarterly	251,724	264,203	(12,479)
Vodafone Group Plc 1.000%, 09/11/2020	12/20/2024	1.000%	0.671%	EUR	10,000,000	Quarterly	186,560	214,728	(28,168)
Volkswagen International Finance N.V. 0.500%, 03/30/2021	12/20/2024	1.000%	0.930%		10,600,000	Quarterly	41,591	83,985	(42,394)
Whirlpool Corp. 4.850%, 06/15/2021	12/20/2024	1.000%	0.960%		$11,250,000	Quarterly	22,010	8,340	13,670
Xerox Corp. 2.750%, 09/01/2020	12/20/2024	1.000%	1.973%		11,700,000	Quarterly	(531,285)	(520,109)	(11,176)
Yum! Brands, Inc. 3.875%, 11/01/2020	12/20/2024	1.000%	0.675%		11,150,000	Quarterly	178,717	148,795	29,922

Total Sell Protection							$31,466,888	$33,910,273	$(2,443,385)

Total							$762,048	$4,457,166	$(3,695,118)

(1)

For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(2)

For centrally cleared swaps, implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap contracts as of period will serve as an indicator of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the contract. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap contract.

(3)

For centrally cleared swaps, the notional amount represents the maximum potential the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the CDX North America High Yield Index Series 32, CDX North America High Yield Index Series 33, CDX North America Investment Grade Index Series 31, and CDX North America Investment Grade Series 33.

(4)	Notional amounts are denominated in foreign currency where indicated.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Description	Maturity Date	Counterparty	Fixed Deal (Pay) Rate	Implied Credit Spread at September 30, 2019	Notional Amount(1)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Buy Protection
Enel SpA 5.250%, 05/20/2024	6/20/2023	Bank of America N.A.	(1.000%)	0.440%	EUR	(2,000,000)	Quarterly	$(46,141)	$(1,095)	$(45,046)
Realogy Group LLC / Realogy Co-Issuer Corp. 4.875%, 06/01/2023	12/20/2024	JPMorgan Chase Bank N.A.	(5.000%)	9.221%		$(4,000,000)	Quarterly	589,873	555,000	34,873
Whiting Petroleum Corp. 6.250%, 04/01/2023	12/20/2024	JPMorgan Chase Bank N.A.	(5.000%)	11.895%		(4,850,000)	Quarterly	1,058,735	834,917	223,818
CDX North America Emerging Markets Index Series 32 1.000%, 12/20/2024	12/20/2024	Morgan Stanley & Co.	(1.000%)	2.115%		(7,000,000)	Quarterly	368,502	383,600	(15,098)

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF SWAPS at September 30, 2019 (Unaudited) (Continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS (Continued)

Description	Maturity Date	Counterparty	Fixed Deal (Pay) Rate	Implied Credit Spread at September 30, 2019	Notional Amount(1)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Enel SpA 5.250%, 05/20/2024	12/20/2023	Morgan Stanley & Co.	(1.000%)	0.508%	EUR	(1,660,000)	Quarterly	(38,106)	11,424	(49,530)

Total Buy Protection								$1,932,863	$1,783,846	$149,017

Sell Protection
Altice Finco S.A. 9.000%, 06/15/2023	12/20/2024	JPMorgan Chase Bank N.A.	5.000%	3.342%	EUR	9,450,000	Quarterly	$793,207	$923,713	$(130,506)
EDP Finance B.V. 1.875%, 09/29/2023	12/20/2024	JPMorgan Chase Bank N.A.	1.000%	0.682%		9,900,000	Quarterly	178,781	199,896	(21,115)
Hapag-Lloyd AG 5.125%, 07/15/2024	12/20/2024	JPMorgan Chase Bank N.A.	5.000%	4.296%		4,850,000	Quarterly	166,071	398,102	(232,031)
Intrum AB 3.125%, 07/15/2024	12/20/2024	JPMorgan Chase Bank N.A.	5.000%	3.333%		4,700,000	Quarterly	396,674	535,331	(138,657)

Total Sell Protection								$1,534,733	$2,057,042	$(522,309)

Total								$3,467,596	$3,840,888	$(373,292)

(1)	Notional amounts are denominated in foreign currency where indicated.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Referenced Obligation	Maturity Date	Counterparty	Fund Pays/Receives Floating Rate	Floating Rate Index and Spread	Notional Amount	Periodic Payment Frequency	Fair Value	Upfront Premiums Paid (Received)	Unrealized Apreciation
New Media Investment Group USD	8/31/2020	Goldman Sachs & Co.	Receives	1 Month USD LIBOR -3.510%	$1,121,055	Monthly	$—	$—	$—
iBoxx USD Liquid High Yield Index USD	12/20/2019	JPMorgan Chase Bank N.A.	Receives	3 Month USD LIBOR	100,000,000	Quarterly	251,207	—	251,207
Abbvie, Inc. USD	8/31/2020	Morgan Stanley & Co.	Receives	1 Month USD LIBOR - 0.400%	7,247,540	Monthly	—	—	—
Bristol - Myers Squibb Co. USD	8/31/2020	Morgan Stanley & Co.	Receives	1 Month USD LIBOR - 0.400%	15,847,585	Monthly	—	—	—
Hillenbrand, Inc. USD	8/31/2020	Morgan Stanley & Co.	Receives	1 Month USD LIBOR - 0.400%	3,058,170	Monthly	—	—	—
Invesco QQQ Trust Series 1 USD	8/31/2020	Morgan Stanley & Co.	Receives	1 Month USD LIBOR - 0.400%	5,424,889	Monthly	—	—	—

Total							$251,207	$—	$251,207

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF WRITTEN OPTIONS at September 30, 2019 (Unaudited)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation/ (Depreciation)
COMMON STOCKS
Call
Abbvie, Inc.	Morgan Stanley & Co.	$75.00	10/18/2019	(7)	$(53,004)	$(1,253)	$(684)	$(569)
Accenture Plc	Morgan Stanley & Co.	200.00	10/18/2019	(2)	(38,470)	(108)	(461)	353
Amerisourcebergen Corp.	Morgan Stanley & Co.	90.00	10/18/2019	(13)	(107,029)	(228)	(633)	405
Automatic Data Processing, Inc.	Morgan Stanley & Co.	165.00	10/18/2019	(9)	(145,278)	(1,350)	(1,050)	(300)
Best Buy Co., Inc.	Morgan Stanley & Co.	70.00	10/18/2019	(1)	(6,899)	(145)	(249)	104
Best Buy Co., Inc.	Morgan Stanley & Co.	72.50	10/18/2019	(13)	(89,687)	(741)	(815)	74
Booz Allen Hamilton Holding Co.	Morgan Stanley & Co.	75.00	10/18/2019	(7)	(49,714)	(210)	(166)	(44)
Booz Allen Hamilton Holding Co.	Morgan Stanley & Co.	80.00	12/20/2019	(7)	(49,714)	(490)	(327)	(163)
Bristol-myers Squibb Co.	Morgan Stanley & Co.	52.50	10/18/2019	(10)	(50,710)	(240)	(347)	107
Bristol-myers Squibb Co.	Morgan Stanley & Co.	49.00	12/20/2019	(10)	(50,710)	(3,300)	(1,868)	(1,432)
Bristol-myers Squibb Co.	Morgan Stanley & Co.	50.00	12/20/2019	(10)	(50,710)	(2,560)	(1,481)	(1,079)
Broadcom, Inc.	Morgan Stanley & Co.	300.00	10/18/2019	(1)	(27,607)	(50)	(580)	530
Broadcom, Inc.	Morgan Stanley & Co.	310.00	10/18/2019	(3)	(82,821)	(45)	(224)	179
Caterpillar, Inc.	Morgan Stanley & Co.	125.00	10/18/2019	(4)	(50,524)	(1,480)	(821)	(659)
Caterpillar, Inc.	Morgan Stanley & Co.	135.00	10/18/2019	(4)	(50,524)	(124)	(281)	157
CDW Corp.	Morgan Stanley & Co.	130.00	10/18/2019	(6)	(73,944)	(402)	(250)	(152)
CDW Corp.	Morgan Stanley & Co.	135.00	12/20/2019	(6)	(73,944)	(1,485)	(1,006)	(479)
Cisco Systems, Inc.	Morgan Stanley & Co.	52.50	10/18/2019	(11)	(54,351)	(88)	(371)	283
Citigroup, Inc.	Morgan Stanley & Co.	67.50	10/18/2019	(7)	(48,356)	(1,967)	(1,006)	(961)
Citigroup, Inc.	Morgan Stanley & Co.	75.00	10/18/2019	(7)	(48,356)	(77)	(110)	33
Citigroup, Inc.	Morgan Stanley & Co.	75.00	12/20/2019	(7)	(48,356)	(679)	(698)	19
Corecivic, Inc.	Morgan Stanley & Co.	18.00	10/18/2019	(43)	(74,304)	(860)	(633)	(227)
Corecivic, Inc.	Morgan Stanley & Co.	19.00	12/20/2019	(42)	(72,576)	(2,310)	(1,480)	(830)
Cummins, Inc.	Morgan Stanley & Co.	170.00	10/18/2019	(7)	(113,869)	(630)	(642)	12
Cummins, Inc.	Morgan Stanley & Co.	160.00	12/20/2019	(2)	(32,534)	(1,900)	(829)	(1,071)
Darden Restaurants, Inc.	Morgan Stanley & Co.	130.00	10/18/2019	(6)	(70,932)	(6)	(1,810)	1,804
Darden Restaurants, Inc.	Morgan Stanley & Co.	135.00	10/18/2019	(6)	(70,932)	(15)	(1,181)	1,166
Delta Air Lines, Inc.	Morgan Stanley & Co.	62.50	10/18/2019	(2)	(11,520)	(40)	(213)	173
Delta Air Lines, Inc.	Morgan Stanley & Co.	62.50	12/20/2019	(1)	(5,760)	(92)	(107)	15
Eaton Corp. Plc	Morgan Stanley & Co.	87.50	10/18/2019	(6)	(49,890)	(138)	(899)	761

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF WRITTEN OPTIONS at September 30, 2019 (Unaudited) (Continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation/ (Depreciation)
Eaton Corp. Plc	Morgan Stanley & Co.	$90.00	10/18/2019	(6)	$(49,890)	$(45)	$(536)	$491
Eli Lilly & Co.	Morgan Stanley & Co.	120.00	10/18/2019	(3)	(33,549)	(60)	(203)	143
Enterprise Products Partners L.P.	Morgan Stanley & Co.	30.00	10/18/2019	(56)	(160,048)	(280)	(880)	600
Expedia Group, Inc.	Morgan Stanley & Co.	140.00	10/18/2019	(6)	(80,646)	(480)	(364)	(116)
Fidelity National Financial, Inc.	Morgan Stanley & Co.	45.00	10/18/2019	(11)	(48,851)	(572)	(415)	(157)
Fidelity National Financial, Inc.	Morgan Stanley & Co.	46.00	12/20/2019	(11)	(48,851)	(1,100)	(822)	(278)
Fidelity National Financial, Inc.	Morgan Stanley & Co.	47.00	12/20/2019	(11)	(48,851)	(688)	(481)	(207)
FirstEnergy Corp.	Morgan Stanley & Co.	46.00	10/18/2019	(10)	(48,230)	(2,250)	(417)	(1,833)
FirstEnergy Corp.	Morgan Stanley & Co.	47.00	10/18/2019	(10)	(48,230)	(1,650)	(208)	(1,442)
General Mills, Inc.	Morgan Stanley & Co.	57.50	10/18/2019	(11)	(60,632)	(121)	(481)	360
Home Depot, Inc. (The)	Goldman Sachs & Co.	255.00	12/20/2019	(48)	(1,113,696)	(7,392)	(7,400)	8
Home Depot, Inc. (The)	Morgan Stanley & Co.	235.00	10/18/2019	(2)	(46,404)	(478)	(237)	(241)
Home Depot, Inc. (The)	Morgan Stanley & Co.	240.00	12/20/2019	(2)	(46,404)	(1,104)	(687)	(417)
Honeywell International, Inc.	Morgan Stanley & Co.	175.00	10/18/2019	(6)	(101,520)	(594)	(502)	(92)
Honeywell International, Inc.	Morgan Stanley & Co.	175.00	12/20/2019	(3)	(50,760)	(906)	(1,058)	152
Illinois Tool Works, Inc.	Morgan Stanley & Co.	170.00	12/20/2019	(6)	(93,894)	(1,140)	(783)	(357)
Insperity, Inc.	Morgan Stanley & Co.	105.00	10/18/2019	(5)	(49,310)	(350)	(494)	144
Insperity, Inc.	Morgan Stanley & Co.	110.00	12/20/2019	(10)	(98,620)	(2,975)	(3,017)	42
Intel Corp.	Morgan Stanley & Co.	49.00	10/18/2019	(10)	(51,530)	(2,960)	(1,255)	(1,705)
Iron Mountain, Inc.	Morgan Stanley & Co.	35.00	12/20/2019	(50)	(161,950)	(2,500)	(1,357)	(1,143)
Johnson & Johnson	Morgan Stanley & Co.	135.00	10/18/2019	(8)	(103,504)	(344)	(726)	382
KLA Corp.	Morgan Stanley & Co.	165.00	10/18/2019	(5)	(79,725)	(800)	(865)	65
KLA Corp.	Morgan Stanley & Co.	170.00	10/18/2019	(5)	(79,725)	(350)	(379)	29
Leidos Holdings, Inc.	Morgan Stanley & Co.	90.00	10/18/2019	(9)	(77,292)	(225)	(393)	168
Logmein, Inc.	Goldman Sachs & Co.	75.00	10/18/2019	(126)	(894,096)	(8,820)	(4,653)	(4,167)
LPL Financial Holdings, Inc.	Morgan Stanley & Co.	90.00	10/18/2019	(9)	(73,710)	(112)	(258)	146
LPL Financial Holdings, Inc.	Morgan Stanley & Co.	80.00	12/20/2019	(1)	(8,190)	(640)	(272)	(368)
Lyondellbasell Industries N.V.	Morgan Stanley & Co.	95.00	10/18/2019	(12)	(107,364)	(528)	(633)	105
Lyondellbasell Industries N.V.	Morgan Stanley & Co.	80.00	12/20/2019	(6)	(53,682)	(6,930)	(1,504)	(5,426)
Mastercard, Inc.	Morgan Stanley & Co.	290.00	10/18/2019	(3)	(81,471)	(123)	(260)	137
Mastercard, Inc.	Morgan Stanley & Co.	295.00	10/18/2019	(1)	(27,157)	(20)	(367)	347
Mcdonald’s Corp.	Morgan Stanley & Co.	220.00	12/20/2019	(3)	(64,413)	(1,350)	(1,046)	(304)
Mckesson Corp.	Morgan Stanley & Co.	155.00	10/18/2019	(10)	(136,660)	(150)	(387)	237

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF WRITTEN OPTIONS at September 30, 2019 (Unaudited) (Continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation/ (Depreciation)
Merck & Co., Inc.	Morgan Stanley & Co.	$87.50	10/18/2019	(12)	$(101,016)	$(384)	$(633)	$249
Metlife, Inc.	Morgan Stanley & Co.	50.00	12/20/2019	(26)	(122,616)	(2,106)	(2,263)	157
Microsoft Corp.	Morgan Stanley & Co.	145.00	10/18/2019	(7)	(97,321)	(357)	(959)	602
Nexstar Media Group, Inc.	Morgan Stanley & Co.	110.00	10/18/2019	(10)	(102,310)	(950)	(2,517)	1,567
Omnicom Group, Inc.	Morgan Stanley & Co.	80.00	10/18/2019	(6)	(46,980)	(696)	(910)	214
Omnicom Group, Inc.	Morgan Stanley & Co.	82.50	10/18/2019	(7)	(54,810)	(245)	(271)	26
Omnicom Group, Inc.	Morgan Stanley & Co.	85.00	10/18/2019	(6)	(46,980)	(60)	(733)	673
Oracle Corp.	Morgan Stanley & Co.	55.00	10/18/2019	(9)	(49,527)	(837)	(330)	(507)
Oracle Corp.	Morgan Stanley & Co.	57.50	12/20/2019	(19)	(104,557)	(2,394)	(1,344)	(1,050)
Paccar, Inc.	Morgan Stanley & Co.	75.00	12/20/2019	(11)	(77,011)	(1,485)	(1,680)	195
Paychex, Inc.	Morgan Stanley & Co.	85.00	10/18/2019	(6)	(49,662)	(528)	(510)	(18)
Paychex, Inc.	Morgan Stanley & Co.	87.50	12/20/2019	(6)	(49,662)	(660)	(946)	286
Philip Morris International, Inc.	Morgan Stanley & Co.	77.50	10/18/2019	(23)	(174,639)	(2,783)	(1,094)	(1,689)
Progressive Corp. (The)	Morgan Stanley & Co.	80.00	10/18/2019	(10)	(77,250)	(650)	(387)	(263)
Prudential Financial, Inc.	Morgan Stanley & Co.	95.00	10/18/2019	(10)	(89,950)	(300)	(343)	43
Prudential Financial, Inc.	Morgan Stanley & Co.	97.50	12/20/2019	(5)	(44,975)	(675)	(642)	(33)
Sinclair Broadcast Group, Inc.	Morgan Stanley & Co.	48.00	10/18/2019	(24)	(102,576)	(960)	(1,643)	683
Synchrony Financial	Morgan Stanley & Co.	36.00	12/20/2019	(16)	(54,544)	(1,264)	(1,275)	11
Synchrony Financial	Morgan Stanley & Co.	37.00	12/20/2019	(32)	(109,088)	(1,600)	(1,591)	(9)
Target Corp.	Morgan Stanley & Co.	95.00	10/18/2019	(5)	(53,455)	(6,050)	(759)	(5,291)
Target Corp.	Morgan Stanley & Co.	115.00	10/18/2019	(10)	(106,910)	(160)	(777)	617
Texas Instruments, Inc.	Morgan Stanley & Co.	135.00	10/18/2019	(1)	(12,924)	(62)	(51)	(11)
Unitedhealth Group, Inc.	Morgan Stanley & Co.	250.00	10/18/2019	(2)	(43,464)	(26)	(155)	129
Unitedhealth Group, Inc.	Morgan Stanley & Co.	260.00	10/18/2019	(2)	(43,464)	(6)	(609)	603
Unitedhealth Group, Inc.	Morgan Stanley & Co.	250.00	12/20/2019	(2)	(43,464)	(290)	(733)	443
Verizon Communications, Inc.	Morgan Stanley & Co.	60.00	10/18/2019	(17)	(102,612)	(1,411)	(811)	(600)
Visa, Inc.	Morgan Stanley & Co.	185.00	10/18/2019	(2)	(34,402)	(42)	(82)	40
Visa, Inc.	Morgan Stanley & Co.	190.00	10/18/2019	(3)	(51,603)	(15)	(685)	670
Walgreens Boots Alliance, Inc.	Morgan Stanley & Co.	57.50	10/18/2019	(18)	(99,558)	(612)	(1,183)	571
Walgreens Boots Alliance, Inc.	Morgan Stanley & Co.	60.00	10/18/2019	(9)	(49,779)	(72)	(431)	359
Waste Management, Inc.	Morgan Stanley & Co.	120.00	10/18/2019	(6)	(69,000)	(150)	(233)	83

Litman Gregory Masters Alternative Strategies Fund

SCHEDULE OF WRITTEN OPTIONS at September 30, 2019 (Unaudited) (Continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation/ (Depreciation)
Put
Logmein, Inc.	Goldman Sachs & Co.	$65.00	10/18/2019	(126)	$(894,096)	$(5,418)	$(11,228)	$5,810
Nielsen Holdings Plc	Goldman Sachs & Co.	20.00	11/15/2019	(261)	(554,625)	(15,660)	(19,224)	3,564

Total						(119,958)	(111,594)	(8,364)

EXCHANGE-TRADED FUNDS
Put
Invesco QQQ Trust Series 1	Goldman Sachs & Co.	184.00	10/18/2019	(25)	(472,025)	(3,750)	(4,529)	779
Invesco QQQ Trust Series 1	Goldman Sachs & Co.	185.00	10/18/2019	(29)	(547,549)	(4,814)	(5,137)	323
iShares Russell 2000 ETF	Goldman Sachs & Co.	135.00	12/20/2019	(389)	(5,887,126)	(57,572)	(136,380)	78,808
iShares Russell 2000 ETF	Goldman Sachs & Co.	137.00	12/20/2019	(389)	(5,887,126)	(72,743)	(101,349)	28,606
iShares Russell 2000 ETF	Goldman Sachs & Co.	139.00	12/20/2019	(378)	(5,720,652)	(75,978)	(88,525)	12,547

Total						(214,857)	(335,920)	121,063

Total Written Options						$(334,815)	$(447,514)	$112,699

Litman Gregory Masters High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2019 (Unaudited)

Shares		Value
COMMON STOCKS: 10.3%
Energy: 1.9%
10,300	CNX Midstream Partners L.P.	$145,230
15,100	Enable Midstream Partners L.P.	181,653
16,100	Energy Transfer L.P.	210,588
7,306	EnLink Midstream LLC	62,101
12,957	Enterprise Products Partners L.P.	370,311
3,537	Magellan Midstream Partners L.P.	234,397
5,298	MPLX L.P.	148,397
9,088	Plains All American Pipeline L.P.	188,576
3,956	Western Midstream Partners L.P.	98,465
5,807	Williams Cos., Inc. (The)	139,716

		1,779,434

Financials: 8.4%
23,100	AGNC Investment Corp.	371,679
23,668	Alcentra Capital Corp.	210,409
21,617	Apollo Investment Corp.	347,818
60,984	Ares Capital Corp.	1,136,437
49,200	Barings BDC, Inc.	499,380
58,290	BlackRock Capital Investment Corp.	292,033
11,300	Ellington Financial, Inc.	204,191
27,078	Ellington Residential Mortgage REIT	285,402
375	Exantas Capital Corp.	4,264
125,982	FS KKR Capital Corp.	734,475
15,000	Granite Point Mortgage Trust, Inc.	281,100
13,750	KKR Real Estate Finance Trust, Inc.	268,537
26,322	New Residential Investment Corp.	412,729
1,304	Oaktree Specialty Lending Corp.	6,755
46,401	Oaktree Strategic Income Corp.	382,808
17,768	PennantPark Investment Corp.	111,405
12,119	Ready Capital Corp.	192,934
16,450	Redwood Trust, Inc.	269,944
11,047	Solar Capital Ltd.	228,121
26,575	TCG BDC, Inc.	382,680
20,655	TPG RE Finance Trust, Inc.	409,795
23,437	Two Harbors Investment Corp.	307,728
29,132	WhiteHorse Finance, Inc.	405,809

		7,746,433

TOTAL COMMON STOCKS (Cost $9,614,189)		9,525,867

PREFERRED STOCKS: 1.8%
Energy: 0.1%
	NuStar Energy L.P. - Series B
3,000	7.625%, 06/15/2022(a)(b)	63,300

Financials: 1.7%
	AG Mortgage Investment Trust, Inc. - Series C
2,350	8.000%, 09/17/2024(a)(b)	60,513
	AGNC Investment Corp. - Series B
4,700	0.000%, 10/30/2019	117,735

Shares		Value
Financials (continued)
	AGNC Investment Corp. - Series B
5,975	7.750%, 10/30/2019(b)	$152,303
	AmTrust Financial Services, Inc. - Series B
50	7.250%, 10/30/2019(b)	845
	AmTrust Financial Services, Inc. - Series C
23	7.625%, 10/30/2019(b)	369
	AmTrust Financial Services, Inc. - Series D
205	7.500%, 03/19/2020(b)	3,434
	AmTrust Financial Services, Inc. - Series E
122	7.750%, 03/15/2021(b)	2,026
	Annaly Capital Management, Inc. - Series F
5,950	6.950%, 09/30/2022(a)(b)	153,212
	Annaly Capital Management, Inc. - Series G
5,950	6.500%, 03/31/2023(a)(b)	148,988
	Chimera Investment Corp. - Series C
7,570	7.750%, 09/30/2025(a)(b)	190,613
	Chimera Investment Corp. - Series D
4,000	8.000%, 03/30/2024(a)(b)	103,760
	Dynex Capital, Inc. - Series A
1,800	8.500%, 10/30/2019(b)	45,990
	New Residential Investment Corp. - Series A
7,775	7.500%, 08/15/2024(a)(b)	204,560
	New Residential Investment Corp. - Series B
8,200	7.125%, 08/15/2024(a)(b)	207,624
	Two Harbors Investment Corp. - Series B
4,475	7.625%, 06/15/2022(a)(b)	118,408
	Two Harbors Investment Corp. - Series C
3,000	7.250%, 01/27/2025(a)(b)	77,760
	Two Harbors Investment Corp. - Series D
1,550	7.750%, 10/30/2019(b)	39,231

		1,627,371

TOTAL PREFERRED STOCKS (Cost $1,652,939)		1,690,671

Principal Amount^
ASSET-BACKED SECURITIES: 23.3%
	Aaset Trust
$ 242,425	Series 2019-1-B 4.948%, 05/15/2039(c)	243,116
	AASET US Ltd.
231,061	Series 2018-2A-A 4.454%, 11/18/2038(c)	237,225
	ACC Trust
191,856	Series 2019-1-A 3.750%, 05/20/2022(c)	193,590
	Adams Outdoor Advertising L.P.
395,228	Series 2018-1-A 4.810%, 11/15/2048(c)	410,786
	AIM Aviation Finance Ltd.
170,669	Series 2015-1A-A1 4.213%, 02/15/2040(c)(d)	172,720

Litman Gregory Masters High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2019 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
$ 170,048	Series 2015-1A-B1 5.072%, 02/15/2040(c)(d)	$171,704
	American Express Credit Account Master Trust
500,000	Series 2018-1-A 2.670%, 10/17/2022	501,311
	Applebee’s Funding LLC/HOP Funding LLC
150,000	Series 2019-1A-A2I 4.194%, 06/07/2049(c)	153,617
	Avis Budget Rental Car Funding AESOP LLC
100,000	Series 2015-1A-A 2.500%, 07/20/2021(c)	100,089
	AXIS Equipment Finance Receivables VI LLC
199,724	Series 2018-2A-A2 3.890%, 07/20/2022(c)	202,474
	Bain Capital Credit CLO Ltd.
500,000	Series 2016-2A-CR 4.674%, 01/15/2029(c)(e) 3 mo. USD LIBOR + 2.550%	501,226
	Capital Automotive LLC
331,914	Series 2017-1A-A1 3.870%, 04/15/2047(c)	335,272
	Carmax Auto Owner Trust
160,612	Series 2019-3-A1 2.257%, 08/17/2020	160,604
	Castlelake Aircraft Securitization Trust
382,877	Series 2017-1A 3.967%, 07/15/2042	388,514
	CFG Investments Ltd.
400,000	Series 2019-1-B 7.620%, 08/15/2029(c)	402,709
	Citibank Credit Card Issuance Trust
600,000	Series 2017-A3-A3 1.920%, 04/07/2022	599,635
	Colombia Cent CLO 27 Ltd.
333,333	Series 2018-27A-X 2.976%, 10/25/2028(c)(e) 3 mo. USD LIBOR + 0.700%	333,341
	Drug Royalty III L.P.
414,005	Series 2018-1A-A1 3.903%, 10/15/2031(c)(e) 3 mo. USD LIBOR + 1.600%	413,623
	Elm Trust
300,000	Series 2018-2A-A2 4.605%, 10/20/2027(c)	305,215
100,000	Series 2018-2A-B 5.584%, 10/20/2027(c)	101,835
	Falcon Aerospace Ltd.
490,305	Series 2017-1-B 6.300%, 02/15/2042(c)	507,230
	Finance of America Structured Securities Trust
370,000	Series 2018-HB1-M1 3.774%, 09/25/2028(a)(c)	374,543
	FREED ABS Trust
400,000	Series 2018-2-B 4.610%, 10/20/2025(c)	411,152

Principal Amount^		Value
	Global SC Finance II SRL
$ 290,000	Series 2014-1A-A1 3.190%, 07/17/2029(c)	$290,140
	Greywolf CLO III Ltd.
250,000	Series 2018-3RA-A2 3.928%, 10/22/2028(c)(e) 3 mo. USD LIBOR + 1.650%	249,850
285,714	Series 2018-3RA-X 2.928%, 10/22/2028(c)(e) 3 mo. USD LIBOR + 0.650%	285,790
	GSAMP Trust
291,124	Series 2007-NC1-A1 2.148%, 12/25/2046(e) 1 mo. USD LIBOR + 0.130%	190,036
	Hercules Capital Funding Trust
400,000	Series 2018-1A-A 4.605%, 11/22/2027(c)	405,444
100,000	Series 2019-1A-A 4.703%, 02/20/2028(c)	101,690
	Hull Street CLO Ltd.
300,000	Series 2014-1A-CR 5.000%, 10/18/2026(c)(e) 3 mo. USD LIBOR + 2.700%	300,000
	InSite Issuer LLC
480,000	Series 2018-1A-C 6.115%, 12/15/2048(c)	509,136
	KREF Ltd.
400,000	Series 2018-FL1-A 3.125%, 06/15/2036(c)(e) 1 mo. USD LIBOR + 1.100%	401,372
	Legacy Mortgage Asset Trust
246,254	Series 2019-GS5-A1 3.200%, 05/25/2059(c)(d)	247,737
	Marathon CLO V Ltd.
500,000	Series 2013-5A-A2R 3.602%, 11/21/2027(c)(e) 3 mo. USD LIBOR + 1.450%	498,814
	Marathon CRE Ltd.
100,000	Series 2018-FL1-C 4.628%, 06/15/2028(c)(e) 1 mo. USD LIBOR + 2.600%	100,515
	Morgan Stanley ABS Capital I, Inc. Trust
349,881	Series 2006-HE8-A2D 2.238%, 10/25/2036(e) 1 mo. USD LIBOR + 0.220%	226,431
407,729	Series 2007-HE4-A2C 2.248%, 02/25/2037(e) 1 mo. USD LIBOR + 0.230%	189,688
	Morgan Stanley IXIS Real Estate Capital Trust
420,612	Series 2006-2-A4 2.238%, 11/25/2036(e) 1 mo. USD LIBOR + 0.220%	214,977
	Nassau CFO LLC
250,000	Series 2019-1-A 3.980%, 08/15/2034(c)	248,750
	Nationstar HECM Loan Trust
460,000	Series 2018-3A-M1 3.903%, 11/25/2028(a)(c)	465,133
	Neuberger Berman CLO XX Ltd.
420,000	Series 2015-20A-AR 3.103%, 01/15/2028(c)(e) 3 mo. USD LIBOR + 0.800%	419,990

Litman Gregory Masters High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2019 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	New Residential Advance Receivables Trust
$ 600,000	Series 2019-T3-DT3 3.055%, 10/20/2052(c)	$601,682
	NewStar Clarendon Fund CLO LLC
250,000	Series 2014-1A-BR 4.326%, 01/25/2027(c)(e) 3 mo. USD LIBOR + 2.050%	250,007
300,000	Series 2014-1A-CR 5.326%, 01/25/2027(c)(e) 3 mo. USD LIBOR + 3.050%	300,006
	Newtek Small Business Loan Trust
190,332	Series 2018-1-A 3.718%, 02/25/2044(c)(e) 1 mo. USD LIBOR + 1.700%	190,095
86,514	Series 2018-1-B 5.018%, 02/25/2044(c)(e) 1 mo. USD LIBOR + 3.000%	86,426
	NextGear Floorplan Master Owner Trust
200,000	Series 2018-2A-A2 3.690%, 10/15/2023(c)	206,012
	Ocwen Master Advance Receivables Trust
100,000	Series 2019-T1-BT1 2.662%, 08/15/2050(c)	100,275
100,000	Series 2019-T1-CT1 2.811%, 08/15/2050(c)	100,276
100,000	Series 2019-T1-DT1 3.107%, 08/15/2050(c)	100,278
	Oportun Funding X LLC
400,000	Series 2018-C-B 4.590%, 10/08/2024(c)	410,007
	Oxford Finance Funding LLC
260,000	Series 2019-1A-A2 4.459%, 02/15/2027(c)	266,779
	Palmer Square Loan Funding Ltd.
413,914	Series 2018-4A-A1 3.058%, 11/15/2026(c)(e) 3 mo. USD LIBOR + 0.900%	414,018
215,000	Series 2019-2A-B 4.773%, 04/20/2027(c)(e) 3 mo. USD LIBOR + 2.250%	214,849
340,000	Series 2019-3A-B 4.275%, 08/20/2027(c)(e) 1 mo. USD LIBOR + 2.100%	340,135
	Raspro Trust
607,578	Series 2005-1A-B 3.203%, 03/23/2024(c)(e) 3 mo. LIBOR + 0.925%	599,595
	Regatta VI Funding Ltd.
500,000	Series 2016-1A-AR 3.358%, 07/20/2028(c)(e) 3 mo. USD LIBOR + 1.080%	500,205
	Regional Management Issuance Trust
480,000	Series 2018-2-B 4.940%, 01/18/2028(c)	494,661
	RMF Buyout Issuance Trust
460,000	Series 2018-1-M1 3.912%, 11/25/2028(a)(c)	466,500

Principal Amount^		Value
	Saganaw Insurance Recievables LLC
$ 186,511	Series 2019-1A-A 5.125%, 12/01/2023(c)	$187,950
	Sapphire Aviation Finance I Ltd.
204,925	Series 2018-1A-A 4.250%, 03/15/2040(c)	210,028
	Secured Tenant Site Contract Revenue Notes
122,522	Series 2018-1A-C 3.970%, 06/15/2048(c)	125,725
	SPS Servicer Advance Receivables Trust
168,000	Series 2018-T1-AT1 3.620%, 10/17/2050(c)	170,317
	Stack Infrastructure Issuer LLC
457,317	Series 2019-1A-A2 4.540%, 02/25/2044(c)	479,872
	Staniford Street CLO Ltd.
324,311	Series 2014-1A-AR 3.299%, 06/15/2025(c)(e) 3 mo. USD LIBOR + 1.180%	324,618
	STWD Ltd.
150,000	Series 2019-FL1-B 4.019%, 07/15/2038(c)(e) 1 mo. USD LIBOR + 1.600%	150,739
	THL Credit Wind River CLO Ltd.
600,000	Series 2012-1A-AR2 3.183%, 01/15/2026(c)(e) 3 mo. USD LIBOR + 0.880%	600,037
	TPG Real Estate Finance Issuer Ltd.
470,000	Series 2018-FL2-A 3.155%, 11/15/2037(c)(e) 1 mo. USD LIBOR + 1.130%	471,204
	Venture XIII CLO Ltd.
250,000	Series 2013-13A-SUB 0.000%, 09/10/2029(a)(c)	112,608
	Veros Automobile Receivables Trust
143,804	Series 2018-1-A 3.630%, 05/15/2023(c)	144,206
	Wachovia Asset Securitization Issuance II LLC Trust
298,558	Series 2007-HE2A-A 2.150%, 07/25/2037(c)(e) 1 mo. USD LIBOR + 0.130%	286,428
	Wingstop Funding LLC
99,500	Series 2018-1-A2 4.970%, 12/05/2048(c)	103,451

TOTAL ASSET-BACKED SECURITIES (Cost $21,394,434)		21,576,013

BANK LOANS: 15.6%
	Accuride Corp.
49,617	7.354%, 11/17/2023(e)(f) 3 mo. LIBOR + 5.250%	41,958
	Air Newco LLC
100,000	0.000%, 09/19/2026(g)	99,563
	Altice France S.A.
99,250	6.028%, 08/14/2026(e) 1 mo. LIBOR + 4.000%	99,188
	API Technologies Corp.
99,750	6.294%, 05/09/2026(e) 1 mo. LIBOR + 4.250%	97,256

Litman Gregory Masters High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2019 (Unaudited)(Continued)

Principal Amount^		Value
BANK LOANS (CONTINUED)
	Arctic Glacier U.S.A., Inc.
$ 100,000	5.544%, 03/20/2024(e) 1 mo. LIBOR + 3.500%	$97,625
	Aria Energy Operating LLC
297,915	6.544%, 05/27/2022(e) 1 mo. LIBOR + 4.500%	298,009
	Assetmark Financial Holdings, Inc.
49,500	5.354%, 11/07/2025(e) 3 mo. LIBOR + 3.250%	49,748
	Avolon TLB Borrower 1 (US) LLC
454,422	3.794%, 01/15/2025(e) 1 mo. LIBOR + 1.750%	456,674
	BCP Renaissance Parent LLC
494,987	5.756%, 10/31/2024(e) 3 mo. LIBOR + 3.500%	473,953
	BCPE Empire Holdings, Inc.
83,544	6.044%, 06/11/2026(e) 1 mo. LIBOR + 4.000%	82,605
	BWAY Holding Co.
98,987	5.590%, 04/03/2024(e) 3 mo. LIBOR + 3.250%	97,076
	CD&R Hydra Buyer, Inc.
99,746	6.294%, 12/11/2024(e) 1 mo. LIBOR + 4.250%	97,814
	CenturyLink, Inc.
264,145	4.794%, 11/01/2022(e) 1 mo. LIBOR + 2.750%	265,267
	Cologix, Inc.
100,000	5.794%, 03/20/2024(e)(f) 1 mo. LIBOR + 3.750%	97,750
	Comet Acquisition, Inc.
99,250	5.624%, 10/24/2025(e) 3 mo. LIBOR + 3.500%	98,258
	CPM Holdings, Inc.
99,250	5.794%, 11/15/2025(e) 1 mo. LIBOR + 3.750%	98,133
	Cvent, Inc.
98,995	5.794%, 11/29/2024(e) 1 mo. LIBOR + 3.750%	97,912
	Diamond (BC) B.V.
98,992	5.256%, 09/06/2024(e) 2 mo. LIBOR + 3.000%	94,584
	Eastern Power LLC
680,516	5.794%, 10/02/2023(e) 1 mo. LIBOR + 3.750%	683,681
	Emerald TopCo, Inc.
100,000	5.544%, 07/24/2026(e) 1 mo. LIBOR + 3.500%	99,875
	Flex Acquisition Co., Inc.
25,228	5.569%, 06/29/2025(e) 3 mo. LIBOR + 3.250%	24,361
	Frontera Generation Holdings LLC
492,401	6.289%, 05/02/2025(e) 1 mo. LIBOR + 4.250%	466,550
	GlobalFoundries, Inc.
99,750	6.063%, 06/05/2026(e) 1 mo. LIBOR + 4.000%	97,381
	Greatbatch Ltd.
476,538	4.310%, 10/27/2021(e) 1 mo. LIBOR + 2.250%	476,986

Principal Amount^		Value
	HCA, Inc.
$595,466	4.044%, 03/13/2025(e) 1 mo. LIBOR + 2.000%	$598,184
	Helix Gen Funding LLC
500,000	5.794%, 06/02/2024(e) 1 mo. LIBOR + 3.750%	479,555
	Houghton Mifflin Harcourt Publishing Co.
49,483	5.044%, 05/31/2021(e) 1 mo. LIBOR + 3.000%	48,195
	IBC Capital Ltd.
98,995	5.895%, 09/11/2023(e) 3 mo. LIBOR + 3.750%	98,541
	II-VI, Inc.
100,000	5.537%, 09/24/2026(e) 1 mo. LIBOR + 3.500%	100,219
	IRB Holding Corp.
98,995	5.550%, 02/05/2025(e) 3 mo. LIBOR + 3.250%	98,693
	Jefferies Finance LLC
99,750	5.875%, 06/03/2026(e) 1 mo. LIBOR + 3.750%	99,859
	Kestrel Acquisition LLC
494,987	6.300%, 06/02/2025(e) 1 mo. LIBOR + 4.250%	462,813
	Liberty Cablevision of Puerto Rico LLC
50,000	5.528%, 01/07/2022(e) 1 mo. LIBOR + 3.500%	49,906
	Lineage Logistics Holdings LLC
98,995	5.044%, 02/27/2025(e) 1 mo. LIBOR + 3.000%	99,160
	LTI Holdings, Inc.
99,000	5.544%, 09/06/2025(e) 1 mo. LIBOR + 3.500%	93,976
	Moran Foods LLC
49,617	8.104%, 12/05/2023(e) 3 mo. LIBOR + 6.000%	21,253
	NES Global Talent Finance US LLC
48,487	7.756%, 05/11/2023(e) 3 mo. LIBOR + 5.500%	48,487
	NFP Corp.
49,491	5.044%, 01/08/2024(e) 1 mo. LIBOR + 3.000%	48,702
	NorthRiver Midstream Finance L.P.
594,248	5.569%, 10/01/2025(e) 3 mo. LIBOR + 3.250%	590,409
	Panther BF Aggregator 2 L.P.
655,000	5.544%, 04/30/2026(e) 1 mo. LIBOR + 3.500%	650,703
	Playpower, Inc.
99,750	7.604%, 05/08/2026(e) 3 mo. LIBOR + 5.500%	99,875
	ProQuest LLC
98,941	5.294%, 10/24/2021(e) 1 mo. LIBOR + 3.250%	99,049
	PSAV Holdings LLC
98,995	5.320%, 03/01/2025(e) 1 mo. LIBOR + 3.250%	96,025
	RPI Finance Trust
678,205	4.044%, 03/27/2023(e) 1 mo. LIBOR + 2.000%	682,549

Litman Gregory Masters High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2019 (Unaudited)(Continued)

Principal Amount^		Value
BANK LOANS (CONTINUED)
	ScribeAmerica Intermediate Holdco LLC
$ 49,497	6.539%, 04/03/2025(e)(f) 1 mo. LIBOR + 4.500%	$48,662
	Sprint Communications, Inc.
569,351	4.563%, 02/02/2024(e) 1 mo. LIBOR + 2.500%	566,149
	SS&C Technologies, Inc.
1,093,418	4.294%, 04/16/2025(e) 1 mo. LIBOR + 2.250%	1,099,169
	Summit Midstream Partners Holdings LLC
16,532	8.044%, 05/13/2022(e) 1 mo. LIBOR + 6.000%	16,247
	Teneo Holdings LLC
50,000	7.289%, 07/11/2025(e) 1 mo. LIBOR + 5.250%	47,938
	TerraForm Power Operating LLC
693,447	4.044%, 11/08/2022(e) 1 mo. LIBOR + 2.000%	695,181
	Tivity Health, Inc.
738,886	7.294%, 03/06/2026(e) 1 mo. LIBOR + 5.250%	735,343
	TVC Albany, Inc.
99,000	5.540%, 07/23/2025(e) 1 mo. LIBOR + 3.500%	98,196
	U.S. Renal Care, Inc.
400,000	7.063%, 06/26/2026(e) 1 mo. LIBOR + 5.000%	379,800
	UGI Energy Services LLC
289,275	5.794%, 08/13/2026(e) 1 mo. LIBOR + 3.750%	291,806
	Vistra Operations Co. LLC
651,344	4.036%, 12/31/2025(e) 1 mo. LIBOR + 2.000%	654,015
	Wyndham Hotels & Resorts, Inc.
594,248	3.794%, 05/30/2025(e) 1 mo. LIBOR + 1.750%	597,757

TOTAL BANK LOANS (Cost $14,451,248)		14,388,623

CORPORATE BONDS: 12.0%
Basic Materials: 0.2%
	Georgia-Pacific LLC
20,000	5.400%, 11/01/2020(c)	20,692
	Neon Holdings, Inc.
25,000	10.125%, 04/01/2026(c)	25,250
	Newmont GoldCorp Corp.
60,000	5.125%, 10/01/2019	60,000
	Yamana Gold, Inc.
100,000	4.625%, 12/15/2027	105,995

		211,937

Communications: 0.8%
	TEGNA, Inc.
260,000	5.000%, 09/15/2029(c)	263,931
	Telefonica Emisiones S.A.
25,000	5.134%, 04/27/2020	25,403
	VeriSign, Inc.
400,000	5.250%, 04/01/2025	438,220

		727,554

Principal Amount^		Value
Consumer, Cyclical: 0.2%
	McDonald’s Corp.
$50,000	3.500%, 07/15/2020	$50,582
	Panther BF Aggregator 2 L.P./Panther Finance Co., Inc.
5,000	8.500%, 05/15/2027(c)	5,075
	Party City Holdings, Inc.
50,000	6.625%, 08/01/2026(c)(h)	49,625
	Starbucks Corp.
50,000	2.100%, 02/04/2021	50,060

		155,342

Consumer, Non-cyclical: 2.0%
	Allergan Funding SCS
100,000	3.387%, 03/12/2020(e) 3 mo. USD LIBOR + 1.255%	100,411
	BidFair MergeRight, Inc.
50,000	7.375%, 10/15/2027(c)(i)	51,066
	Bunge Ltd. Finance Corp.
110,000	4.350%, 03/15/2024	115,942
290,000	3.250%, 08/15/2026	290,256
	Cigna Corp.
65,000	2.489%, 03/17/2020(e) 3 mo. USD LIBOR + 0.350%	65,014
	Conagra Brands, Inc.
20,000	3.028%, 10/22/2020(e) 3 mo. USD LIBOR + 0.750%	20,005
	Constellation Brands, Inc.
160,000	2.250%, 11/06/2020	160,079
	CVS Pass-Through Trust
157,032	5.926%, 01/10/2034(c)	182,836
	KeHE Distributors LLC/KeHE Finance Corp.
10,000	8.625%, 10/15/2026(c)	10,219
	MEDNAX, Inc.
415,000	6.250%, 01/15/2027(c)	412,896
	Molson Coors Brewing Co.
70,000	2.250%, 03/15/2020	69,967
	Mondelez International, Inc.
100,000	3.000%, 05/07/2020	100,524
	Nathan’s Famous, Inc.
50,000	6.625%, 11/01/2025(c)	50,000
	Reynolds American, Inc.
100,000	3.250%, 06/12/2020	100,645
	Vector Group Ltd.
50,000	6.125%, 02/01/2025(c)	48,125
	Zimmer Biomet Holdings, Inc.
60,000	2.700%, 04/01/2020	60,107

		1,838,092

Energy: 0.5%
	Energy Transfer Operating L.P.
25,000	7.500%, 10/15/2020	26,279
320,000	6.250%, 02/15/2023(a)(b) 3 mo. USD LIBOR + 4.028%	297,287
	Florida Gas Transmission Co. LLC
60,000	5.450%, 07/15/2020(c)	61,394
	Sabine Pass Liquefaction LLC
100,000	5.625%, 02/01/2021	103,314

		488,274

Litman Gregory Masters High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2019 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Financial: 7.3%
	American Equity Investment Life Holding Co.
$ 100,000	5.000%, 06/15/2027	$105,180
	Aon Corp.
70,000	5.000%, 09/30/2020	71,990
	Assurant, Inc.
17,000	3.363%, 03/26/2021(e) 3 mo. USD LIBOR + 1.250%	17,002
	Avolon Holdings Funding Ltd.
50,000	5.250%, 05/15/2024(c)	53,665
	AXIS Specialty Finance LLC
70,000	5.875%, 06/01/2020	71,641
	BlackRock TCP Capital Corp.
390,000	4.125%, 08/11/2022	391,131
	Business Development Corp. of America
375,000	4.750%, 12/30/2022(c)	375,679
	Capital One Financial Corp.
60,000	2.716%, 10/30/2020(e) 3 mo. USD LIBOR + 0.450%	60,103
	Credit Acceptance Corp.
200,000	6.125%, 02/15/2021	200,875
200,000	7.375%, 03/15/2023	208,000
285,000	6.625%, 03/15/2026(c)	305,662
	Credit Agricole Corporate & Investment Bank S.A.
100,000	Series MTN 2.687%, 05/03/2021(c)(e) 3 mo. USD LIBOR + 0.400%	100,073
	Credit Suisse AG
100,000	2.656%, 07/31/2020(e) 3 mo. USD LIBOR + 0.400%	100,000
	Drawbridge Special Opportunities Fund L.P./Drawbridge Special Opportunities Finance
465,000	5.000%, 08/01/2021(c)	471,120
	Enstar Group Ltd.
500,000	4.950%, 06/01/2029	528,873
	HAT Holdings I LLC/HAT Holdings II LLC
230,000	5.250%, 07/15/2024(c)	242,363
	Icahn Enterprises L.P./Icahn Enterprises Finance Corp.
50,000	5.875%, 02/01/2022	50,656
	Lloyds Banking Group Plc
400,000	3.900%, 03/12/2024	418,845
	Main Street Capital Corp.
200,000	5.200%, 05/01/2024	214,299
	Owl Rock Capital Corp.
250,000	5.250%, 04/15/2024	263,215
	RBC USA Holdco Corp.
100,000	5.250%, 09/15/2020	102,979
	Sirius International Group Ltd.
700,000	4.600%, 11/01/2026(c)	700,000
	Solar Capital Ltd.
400,000	4.500%, 01/20/2023	397,860
	Swiss Re Finance Luxembourg S.A.
495,000	5.000%, 04/02/2049(a)(c) 5 year CMT + 3.582%	548,027
	Synchrony Bank
250,000	2.729%, 03/30/2020(e) 3 mo. USD LIBOR + 0.625%	250,129

Principal Amount^		Value
Financial (continued)
	United Insurance Holdings Corp.
$ 530,000	6.250%, 12/15/2027(f)	$553,152

		6,802,519

Industrial: 0.3%
	Cleaver-Brooks, Inc.
50,000	7.875%, 03/01/2023(c)	47,500
	Molex Electronic Technologies LLC
60,000	2.878%, 04/15/2020(c)	60,102
	Northrop Grumman Corp.
30,000	3.500%, 03/15/2021	30,563
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
48,455	5.750%, 10/15/2020	48,618
	Textron, Inc.
100,000	2.731%, 11/10/2020(e) 3 mo. USD LIBOR + 0.550%	99,973

		286,756

Technology: 0.5%
	Broadcom Corp. / Broadcom Cayman Finance Ltd.
60,000	2.375%, 01/15/2020	60,001
	CA, Inc.
60,000	5.375%, 12/01/2019	60,291
	Dell International LLC/EMC Corp.
200,000	6.020%, 06/15/2026(c)	225,086
	Fidelity National Information Services, Inc.
60,000	3.625%, 10/15/2020	60,809
	Fiserv, Inc.
20,000	2.700%, 06/01/2020	20,055

		426,242

Utilities: 0.2%
	Exelon Corp.
60,000	2.850%, 06/15/2020	60,258
	NextEra Energy Capital Holdings, Inc.
100,000	2.554%, 09/28/2020(e) 3 mo. USD LIBOR + 0.450%	100,059

		160,317

TOTAL CORPORATE BONDS (Cost $10,651,831)		11,097,033

GOVERNMENT SECURITIES & AGENCY ISSUE: 24.1%
	Brazil Letras do Tesouro Nacional
3,400,000 (BRL)	0.000%, 01/01/2020	806,690
2,000,000 (BRL)	0.000%, 07/01/2020	463,986
400,000 (BRL)	0.000%, 07/01/2021	87,933
	Israel Government Bond - Fixed
2,350,000 (ILS)	0.500%, 01/31/2021	680,570
690,000 (ILS)	5.500%, 01/31/2022	229,894
2,110,000 (ILS)	1.000%, 04/30/2021	616,768
	Portugal Obrigacoes do Tesouro OT
106,000 (EUR)	4.800%, 06/15/2020(c)	119,947
	Spain Government Bond
250,000 (EUR)	4.000%, 04/30/2020(c)	279,732
350,000 (EUR)	0.750%, 07/30/2021	390,591

Litman Gregory Masters High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2019 (Unaudited)(Continued)

Principal Amount^		Value
GOVERNMENT SECURITIES & AGENCY ISSUE (CONTINUED)
	United States Treasury Inflation Protected Security
$ 290,670	1.375%, 01/15/2020(j)	$289,796
	United States Treasury Note
1,100,000	1.375%, 12/15/2019	1,098,861
1,600,000	1.625%, 03/15/2020(k)	1,598,250
1,600,000	1.500%, 06/15/2020	1,595,982
2,000,000	1.375%, 09/15/2020(k)	1,992,539
1,800,000	1.875%, 12/15/2020	1,801,863
1,600,000	2.375%, 03/15/2021	1,614,469
1,600,000	2.625%, 06/15/2021	1,624,781
1,600,000	2.750%, 09/15/2021	1,634,469
1,800,000	2.625%, 12/15/2021	1,839,973
1,500,000	2.375%, 03/15/2022	1,528,799
1,500,000	1.750%, 06/15/2022	1,506,973
461,000	2.375%, 02/29/2024	477,018

TOTAL GOVERNMENT SECURITIES & AGENCY ISSUE (Cost $22,207,721)		22,279,884

MORTGAGE-BACKED SECURITIES: 6.5%
	Alternative Loan Trust
364,872	Series 2005-38-A3 2.368%, 09/25/2035(e) 1 mo. USD LIBOR + 0.350%	361,593
208,735	Series 2007-OA4-A1 2.188%, 05/25/2047(e) 1 mo. USD LIBOR + 0.170%	201,921
222,774	Series 2007-OA7-A1A 2.198%, 05/25/2047(e) 1 mo. USD LIBOR + 0.180%	213,797
	Cascade Funding Mortgage Trust
525,445	Series 2018-RM2-A 4.000%, 10/25/2068(a)(c)	543,641
	CD Mortgage Trust
1,027,101	Series 2017-CD4-XA 1.467%, 05/10/2050(a)(l)	74,779
	CGBAM Commercial Mortgage Trust
250,000	Series 2015-SMRT-F 3.912%, 04/10/2028(a)(c)	251,153
	CGBAM Mezzanine Securities Trust
100,000	Series 2015-SMMZ-MZ 8.210%, 04/10/2028(c)	101,683
	CGMS Commercial Mortgage Trust
260,000	Series 2017-MDRC-E 5.428%, 07/15/2030(c)(e) 1 mo. USD LIBOR + 3.400%	258,027
	Citigroup Mortgage Loan Trust
143,915	Series 2019-IMC1-A1 2.720%, 07/25/2049(a)(c)	144,062
	COLT Mortgage Loan Trust
155,230	Series 2018-3-A1 3.692%, 10/26/2048(a)(c)	156,626
	Credit Suisse First Boston Mortgage Securities Corp.
250,000	Series 2006-OMA-D 5.626%, 05/15/2023(c)	251,642
	Credit Suisse Mortgage Trust
170,344	Series 2018-RPL9-A1 3.850%, 09/25/2057(a)(c)	177,813
480,000	Series 2018-SITE-C 4.941%, 04/15/2036(a)(c)	508,055

Principal Amount^		Value
	Federal National Mortgage Association
$250,000	Series AN0285 1.950%, 11/01/2020	$249,315
	GPMT Ltd.
200,000	Series 2018-FL1-C 4.194%, 11/19/2035(c)(e) 1 mo. USD LIBOR + 2.150%	200,808
	HarborView Mortgage Loan Trust
367,099	Series 2006-12-2A2A 2.247%, 01/19/2038(e) 1 mo. USD LIBOR + 0.190%	356,671
	Homeward Opportunities Fund I Trust
291,244	Series 2019-2-A1 2.702%, 09/25/2059(a)(c)	291,598
	JP Morgan Chase Commercial Mortgage Securities Trust
1,857,553	Series 2016-JP2-XA 1.982%, 08/15/2049(a)(l)	186,763
	JPMDB Commercial Mortgage Securities Trust
214,814	Series 2017-C5-XA 1.138%, 03/15/2050(a)(l)	12,166
	LSTAR Securities Investment Trust
354,704	Series 2019-1-A1 3.789%, 03/01/2024(c)(e) 1 mo. USD LIBOR + 1.700%	357,599
	New Residential Mortgage Loan Trust
94,894	Series 2019-RPL1-A1 4.335%, 02/26/2024(c)(d)	95,779
	NRPL Trust
250,000	Series 2019-3A-A1 3.000%, 06/25/2059(c)	249,253
	Residential Accredit Loans, Inc. Trust
446,671	Series 2006-QO6-A1 2.198%, 06/25/2046(e) 1 mo. USD LIBOR + 0.180%	178,220
	Station Place Securitization Trust
50,000	Series 2019-2-A 2.587%, 04/24/2021(c)(e) 1 mo. USD LIBOR + 0.550%	50,154
200,000	Series 2019-8-A 2.637%, 03/24/2020(c)(e) 1 mo. USD LIBOR + 0.600%	200,000
50,000	Series 2019-9-A 2.737%, 10/24/2020(c)(e) 1 mo. USD LIBOR + 0.700%	50,000
150,000	Series 2019-WL1-B 2.818%, 08/25/2052(c)(e) 1 mo. USD LIBOR + 0.800%	150,527
	Wells Fargo Commercial Mortgage Trust
968,019	Series 2016-BNK1-XA 1.911%, 08/15/2049(a)(l)	93,922

TOTAL MORTGAGE-BACKED SECURITIES (Cost $5,917,939)		5,967,567

MUNICIPAL BOND: 0.0%
Indiana: 0.0%
	Knox County Industry Economic Development Revenue
5,000	Series B 5.900%, 04/01/2034	5,175

TOTAL MUNICIPAL BONDS (Cost $4,667)		5,175

Litman Gregory Masters High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2019 (Unaudited)(Continued)

Principal Amount^		Value
SHORT-TERM INVESTMENTS: 6.9%
COMMERCIAL PAPER: 1.1%
	Barclays Bank Plc
250,000	3.220%, 10/31/2019(c)(m)	$250,000
	Lloyds Bank Corporate Markets Plc
100,000	2.657%, 08/05/2020(e)(m) 3 mo. USD LIBOR + 0.370%	100,000
	Mondelez International, Inc.
250,000	2.224%, 10/03/2019(c)(m)	249,969
	Standard Chartered Bank
100,000	2.687%, 08/04/2020(c)(e)(m) 3 mo. USD LIBOR + 0.400%	100,000
	Walgreens Boots Alliance, Inc.
300,000	2.514%, 01/13/2020	297,877

TOTAL COMMERCIAL PAPER (Cost $997,846)		997,846

Shares
MONEY MARKET FUNDS: 0.1%
65,185	State Street Institutional Treasury Money Market Fund - Premier Class, 1.950%(n)	65,185

TOTAL MONEY MARKET FUNDS (Cost $65,185)		65,185

Principal Amount^
REPURCHASE AGREEMENTS : 5.7%
$ 100,000	Bank of America N.A. 2.800%, 9/30/2019, due 10/01/2019 [collateral: par value $103,000, U.S. Treasury Note, 1.500%, due 09/30/2024, value $102,041] (proceeds $100,008)	100,000
52,780	Barclays Capital Plc 2.268%, 9/26/2019, due 11/04/2019 [collateral: par value $56,000, Murphy Oil USA, Inc., 4.750%, due 09/15/2029, value $57,473] (proceeds $52,910)	52,780
400,000	BNP Paribas 2.467%, 8/9/2019, due 11/01/2019 [collateral : par value $637,000, HSI Asset Securitization Corp. Trust Series 2017-HE1-2A3, 2.208%, due 01/25/2037, value $411,372; par value $91,000, Structured Asset Securites Corp. Mortgage Loan Trust Series 2017-OSI-A4, 2.218%, due 06/25/2037, value $60,094] (proceeds $402,494)	400,000

Principal Amount^		Value
$ 179,000	Deutsche Bank AG 2.619%, 8/6/2019, due 11/06/2019 [collateral: par value $250,000, Octagon Investment Partners 29 Ltd. Series 2016-1A-E, 8.830%, due 01/24/2028, value $238,668] (proceeds $180,198)	$179,000
4,303,000	Fixed Income Clearing Corp. 0.250%, 9/30/2019, due 10/01/2019 [collateral: par value $4,295,000, U.S. Treasury Note, 2.625%, due 06/15/2021, value $4,394,652] (proceeds $4,303,030)	4,303,000
25,000	JPMorgan Chase & Co. 2.350%, 9/30/2019, due 10/01/2019 [collateral: par value $25,000, U.S. Treasury Note, 2.625%, due 02/28/2023, value $25,510] (proceeds $25,002)	25,000
51,000	JPMorgan Chase & Co. 2.370%, 9/30/2019, due 10/01/2019 [collateral: par value $50,000, Government National Mortgage Associaiton II Pool MA5987, 4.500%, due 06/20/2049, value $53,128] (proceeds $51,003)	51,000
200,000	JPMorgan Chase & Co. 3.000%, 9/30/2019, due 10/01/2019 [collateral: par value $97,000, U.S. Treasury Note, 2.500%, due 05/15/2024, value $102,041; par value $99,000, Government National Mortgage Association II Poll MA5987, 4.500%, due 06/20/2049, value $104,171] (proceeds $200,017)	200,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,310,780)		5,310,780

TREASURY BILLS: 0.0%
	United States Treasury Bill
25,000	2.360%, 11/21/2019(k)(m)	24,937

TOTAL TREASURY BILLS (Cost $24,919)		24,937

TOTAL SHORT-TERM INVESTMENTS (Cost $6,398,730)		6,398,748

TOTAL PURCHASED OPTIONS(o) (Cost $61,700): 0.0%		44,250

TOTAL INVESTMENTS (Cost: $92,355,398): 100.5%		92,973,831

Liabilities in Excess of Other Assets: (0.5)%		(474,827)

NET ASSETS: 100.0%		$92,499,004

Percentages are stated as a percent of net assets.

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index

Litman Gregory Masters High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2019 (Unaudited)(Continued)

LIBOR	London Interbank Offered Rate
L.P.	Limited Partnership
^	The principal amount is stated in U.S. Dollars unless otherwise indicated.
(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at September 30, 2019.
(b)	Perpetual Call.
(c)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.

(d)	Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at September 30, 2019.
(e)	Floating Interest Rate at September 30, 2019.
(f)	Illiquid securities at September 30, 2019, at which time the aggregate value of these illiquid securities is $741,522 or 0.8% of net assets.
(g)

This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

(h)	All or a portion of this security has been pledged to cover collateral requirements for reverse repurchase agreements.
(i)	When issued security.
(j)	Index Linked
(k)	Securities with an aggregate fair value of $3,316,054 have been pledged as collateral for options, credit default swaps, interest rate swaps and futures positions.
(l)	Interest Only security. Security with a notional or nominal principal amount.
(m)	The rate shown represents yield-to-maturity.
(n)	The rate disclosed is the 7 day net yield as of September 30, 2019.
(o)	For a breakout of open positions, see details shown in the Schedule of Purchased Options table that follows.

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
EUR	Euro
ILS	Israeli New Shekel
USD	U.S. Dollar

UNFUNDED LOAN COMMITMENTS — At September 30, 2019, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)
BCPE Empire Holdings, Inc., 4.000%, 06/11/2026	$16,456	$16,271	$(185)

TOTAL			$(185)

The cost basis of investments for federal income tax purposes at September 30, 2019 was as follows*:

Cost of investments	$92,187,988

Gross unrealized appreciation	1,538,586
Gross unrealized depreciation	(919,032)

Net unrealized appreciation	$619,554

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Litman Gregory Masters High Income Alternatives Fund

SCHEDULE OF PURCHASED OPTIONS at September 30, 2019 (Unaudited)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
INTEREST RATE SWAPTIONS
Call
Two Year Ten Year USD Constant Maturity Swaption	Bank of America N.A.	0.40	7/29/2022	11,000,000	$11,000,000	$18,608	$25,410	$(6,802)
Two Year Ten Year USD Constant Maturity Swaption	Goldman Sachs International	0.40	7/29/2022	2,000,000	2,000,000	3,383	4,540	(1,157)
Two Year Ten Year USD Constant Maturity Swaption	Goldman Sachs International	0.61	7/29/2022	7,000,000	7,000,000	7,034	10,150	(3,116)
Two Year Ten Year USD Constant Maturity Swaption	Morgan Stanley & Co.	0.40	7/29/2022	9,000,000	9,000,000	15,225	21,600	(6,375)

Total Purchased Options						$44,250	$61,700	$(17,450)

Litman Gregory Masters High Income Alternatives Fund

REVERSE REPURCHASE AGREEMENTS at September 30, 2019 (Unaudited)

Principal Amount^		Value
$(37,000)	JPMorgan Chase & Co. 2.000%, 9/19/2019, due 09/18/2020 [collateral: par value $(50,000), Party City Holdings, Inc., 6.625%, due 08/01/2026, value $(49,334)] (proceeds $(37,750))	$(37,000)

TOTAL REVERSE REPURCHASE AGREEMENTS (Proceeds $37,000)		$(37,000)

Average balance outstanding		$(37,000)
Average interest rate (net)		(2.03)%
Maximum balance outstanding		$(37,000)

Average balance outstanding was calculated based on daily faced value balances outstanding during the period that the Fund had entered into the reverse repurchase agreements. Average interest rate was calculated based on interest received and/or paid during the period that the Fund had entere into the reverse repurchased agreements.

Litman Gregory Masters High Income Alternatives Fund

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS AT September 30, 2019 (Unaudited)

At September 30, 2019, the Fund had the following forward foreign currency exchange contracts:

						Asset	Liability
	Settlement Date	Fund Receiving	U.S. $ Value at September 30, 2019	Fund Delivering	U.S. $ Value at September 30, 2019	Derivatives	Derivatives
Counterparty						Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	1/31/2020	USD	$4,747	ILS	$4,789	$—	$(42)
	4/30/2020	USD	293	ILS	292	1	—
	6/15/2020	USD	67,489	EUR	65,171	2,318	—
	2/1/2021	USD	4,821	ILS	4,871	—	(50)
	4/30/2021	USD	29,953	ILS	29,951	2	—
	1/31/2022	USD	93,833	ILS	94,903	—	(1,070)
Citibank N.A.	4/30/2020	USD	3,980	ILS	3,968	12	—
	7/1/2020	USD	495,762	BRL	472,759	23,003	—
	4/30/2021	USD	406,848	ILS	407,333	—	(485)
Goldman Sachs International	1/31/2020	USD	2,906	ILS	2,895	11	—
	1/31/2020	USD	501	ILS	507	—	(6)
	1/31/2020	USD	6,150	ILS	6,209	—	(59)
	4/30/2020	USD	298,168	EUR	287,877	10,291	—
	4/30/2020	USD	926	ILS	934	—	(8)
	4/30/2020	USD	951	ILS	963	—	(12)
	6/15/2020	USD	60,291	EUR	58,189	2,102	—
	7/30/2020	USD	1,449	EUR	1,420	29	—
	2/1/2021	USD	6,282	ILS	6,350	—	(68)
	2/1/2021	USD	593,208	ILS	593,416	—	(208)
	2/1/2021	USD	102,448	ILS	103,848	—	(1,400)
	4/30/2021	USD	94,794	ILS	95,843	—	(1,049)
	4/30/2021	USD	97,470	ILS	98,838	—	(1,368)
	7/30/2021	USD	198,957	EUR	194,941	4,016	—
	1/31/2022	USD	121,979	ILS	123,374	—	(1,395)
JPMorgan Chase Bank N.A.	1/2/2020	USD	890,518	BRL	812,522	77,996	—
	7/30/2020	USD	1,525	EUR	1,503	22	—
	7/1/2021	USD	95,024	BRL	91,407	3,617	—
	7/30/2021	USD	209,309	EUR	206,409	2,900	—

			$3,890,582		$3,771,482	$126,320	$(7,220)

SCHEDULE OF FINANCIAL FUTURES CONTRACTS at September 30, 2019 (Unaudited)

Description	Number of Contracts	Notional Amount	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Futures Contracts - Long
Ultra 10YR U.S. Treasury Notes	3	$300,000	$427,219	12/19/2019	$(5,445)

Total Long					$(5,445)

Futures Contracts - Short
5YR U.S. Treasury Notes	(4)	(400,000)	$(476,594)	12/31/2019	$2,276

Total Short					$2,276

Total Futures Contracts					$(3,169)

SCHEDULE OF SWAPS at September 30, 2019 (Unaudited)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Rates Exchanged
Notional Amount	Maturity Date	Payment Received	Payment Made	Periodic Payment Frequency	Fair Value	Upfront Payment Made (Received)	Unrealized Appreciation/ (Depreciation)
$2,600,000	11/06/2021	3 Month LIBOR	3.144%	Quarterly	$(81,504)	$965	$(82,469)
$350,000	11/07/2023	3 Month LIBOR	3.180	Quarterly	(23,064)	80	(23,144)

					$(104,568)	$1,045	$(105,613)

Litman Gregory Masters High Income Alternatives Fund

SCHEDULE OF SWAPS at September 30, 2019 (Unaudited) (Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3)

Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at September 30, 2019	Notional Amount	Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Depreciation
Buy Protection
CDX North American Investment Grade Index Series 31 1.000%, 12/20/2023	12/20/2023	(1.000%)	0.463%	$(4,605,000)	Quarterly	$(101,314)	$(54,518)	$(46,796)

Total Buy Protection						$(101,314)	$(54,518)	$(46,796)

(1)

For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(2)

For centrally cleared swaps, implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap contracts as of period will serve as an indicator of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the contract. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap contract.

(3)

For centrally cleared swaps, the notional amount represents the maximum potential the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the CDX North America Investment Grade Index Series 31.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Description	Maturity Date	Counterparty	Fixed Deal (Pay) Rate	Implied Credit Spread at September 30, 2019	Notional Amount	Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Depreciation
Buy Protection
CDX North American Investment Grade Index Series 31 1.000%, 12/20/2023	12/20/2023	Goldman Sachs International	(1.000%)	0.503%	$(540,000)	Quarterly	$(11,725)	$(723)	$(11,002)
CDX North American Investment Grade Index Series 31 1.000%, 12/20/2023	12/20/2023	Morgan Stanley & Co.	(1.000%)	0.503%	(240,000)	Quarterly	(5,210)	(20)	(5,190)

Total Buy Protection							$(16,935)	$(743)	$(16,192)

Total							$(16,935)	$(743)	$(16,192)

Litman Gregory Masters High Income Alternatives Fund

SCHEDULE OF WRITTEN OPTIONS at September 30, 2019 (Unaudited)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation/ (Depreciation)
INDEX OPTIONS
Put
Russell 2000 Index	UBS Securities LLC	$1,470.00	10/4/2019	(1)	$(152,337)	$(86)	$(1,813)	$1,727
Russell 2000 Index	UBS Securities LLC	1,475.00	10/4/2019	(1)	(152,337)	(108)	(1,630)	1,522
Russell 2000 Index	UBS Securities LLC	1,535.00	10/4/2019	(1)	(152,337)	(1,579)	(1,250)	(329)
Russell 2000 Index	UBS Securities LLC	1,475.00	10/11/2019	(2)	(304,674)	(1,324)	(3,949)	2,625
Russell 2000 Index	UBS Securities LLC	1,480.00	10/11/2019	(1)	(152,337)	(549)	(2,029)	1,480
Russell 2000 Index	UBS Securities LLC	1,530.00	10/11/2019	(2)	(304,674)	(4,338)	(3,369)	(969)
Russell 2000 Index	UBS Securities LLC	1,530.00	10/18/2019	(2)	(304,674)	(5,156)	(3,939)	(1,217)
Russell 2000 Index	UBS Securities LLC	1,550.00	10/18/2019	(2)	(304,674)	(7,544)	(3,749)	(3,795)
Russell 2000 Index	UBS Securities LLC	1,490.00	10/25/2019	(3)	(457,011)	(4,635)	(6,628)	1,993
Russell 2000 Index	UBS Securities LLC	1,500.00	10/25/2019	(1)	(152,337)	(1,904)	(2,129)	225
Russell 2000 Index	UBS Securities LLC	1,495.00	11/1/2019	(2)	(304,674)	(4,120)	(4,129)	9
S&P 500 Index	UBS Securities LLC	2,855.00	10/4/2019	(3)	(893,022)	(252)	(11,278)	11,026
S&P 500 Index	UBS Securities LLC	2,865.00	10/4/2019	(2)	(595,348)	(200)	(6,491)	6,291
S&P 500 Index	UBS Securities LLC	2,905.00	10/4/2019	(2)	(595,348)	(480)	(5,174)	4,694
S&P 500 Index	UBS Securities LLC	2,940.00	10/4/2019	(1)	(297,674)	(555)	(996)	441
S&P 500 Index	UBS Securities LLC	2,900.00	10/11/2019	(1)	(297,674)	(900)	(2,669)	1,769
S&P 500 Index	UBS Securities LLC	2,905.00	10/11/2019	(10)	(2,976,740)	(11,900)	(30,069)	18,169
S&P 500 Index	UBS Securities LLC	2,910.00	10/11/2019	(3)	(893,022)	(3,090)	(8,135)	5,045
S&P 500 Index	UBS Securities LLC	2,900.00	10/18/2019	(1)	(297,674)	(1,550)	(3,204)	1,654
S&P 500 Index	UBS Securities LLC	2,920.00	10/18/2019	(5)	(1,488,370)	(9,525)	(13,437)	3,912
S&P 500 Index	UBS Securities LLC	2,925.00	10/18/2019	(1)	(297,674)	(2,200)	(2,318)	118
S&P 500 Index	UBS Securities LLC	2,940.00	10/18/2019	(6)	(1,786,044)	(14,280)	(13,063)	(1,217)
S&P 500 Index	UBS Securities LLC	2,890.00	10/25/2019	(3)	(893,022)	(6,390)	(9,216)	2,826
S&P 500 Index	UBS Securities LLC	2,925.00	10/25/2019	(8)	(2,381,392)	(23,080)	(20,846)	(2,234)
S&P 500 Index	UBS Securities LLC	2,940.00	10/25/2019	(3)	(893,022)	(9,345)	(7,525)	(1,820)
S&P 500 Index	UBS Securities LLC	2,905.00	11/1/2019	(5)	(1,488,370)	(14,800)	(14,831)	31

Total Written Options						$(129,890)	$(183,866)	$53,976

Litman Gregory Funds Trust

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

The following is a summary of the significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation. Investments in securities and derivatives traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day that the exchanges are open for trading. Securities listed on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital Market are valued using the NASDAQ Official Closing Price. Securities traded on an exchange for which there have been no sales are valued at the mean between the closing bid and asked prices. Debt securities maturing within 60 days or less are valued at amortized cost unless the Valuation Committee determines that amortized cost does not represent fair value. Securities for which market prices are not readily available or if a security’s value has materially changed after the close of the security’s primary market but before the close of trading on the New York Stock Exchange (“NYSE”), the securities are valued at fair value as determined in good faith by the Managers that selected the security for the Funds’ portfolio and the Trust’s Valuation Committee in accordance with procedures approved by the Board of Trustees (the “Board”). In determining fair value, the Funds take into account all relevant factors and available information. Consequently, the price of the security used by a Fund to calculate its net asset value may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments and there is no single standard for determining the fair value of a security. As a result, different mutual funds could reasonably arrive at a different value for the same security. For securities that do not trade during NYSE hours, fair value determinations are based on analyses of market movements after the close of those securities’ primary markets, and include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. Pricing services are used to obtain closing market prices and to compute certain fair value adjustments utilizing computerized pricing models. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective net asset values as determined by those funds in accordance with the 1940 Act.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Repurchase agreements are valued at cost, which approximates fair value.

Certain derivatives trade in the over-the-counter market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Senior Term Loans. The Alternative Strategies Fund and the High Income Alternatives Fund may invest in bank debt, which includes interests in loans to companies or their affiliates undertaken to finance a capital restructuring or in connection with recapitalizations, acquisitions, leveraged buyouts, refinancings or other financially leveraged transactions and may include loans which are designed to provide temporary or bridge financing to a borrower pending the sale of identified assets, the arrangement of longer-term loans or the issuance and sale of debt obligations. These loans, which may bear fixed or floating rates, have generally been arranged through private negotiations between a corporate borrower and one or more financial institutions (“Lenders”), including banks. The Alternative Strategies Fund’s and the High Income Alternatives Fund’s investments may be in the form of participations in loans (“Participations”) or of assignments of all or a portion of loans from third parties (“Assignments”).

Unfunded Loan Commitments. The Alternative Strategies Fund and the High Income Alternatives Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the Schedule of Investments.

Short Sales. Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When each Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. In addition, cash and certain investments in securities may be used to collateralize the securities sold short. Each day the securities sold short transaction is open, the liability to replace the borrowed security is marked to market and an unrealized gain or loss is recorded. While the transaction remains open, the Fund may also incur expenses for any dividends or interest which will be paid to the lender of the securities as well as a fee to borrow the delivered security. During the term of the short sale, the value of the securities pledged as collateral on short sales is required to exceed the value of the securities sold short. A gain, limited to the price at which each Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. Each Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price.

Repurchase Agreements. Each Fund may enter into repurchase agreements through which the Fund acquires a security (the “underlying security”) from a seller, a well-established securities dealer or a bank that is a member of the Federal Reserve System. The bank or securities dealer agrees to repurchase the underlying security at the same price, plus a specified amount of interest, at a later date, generally for a period of less than one week. It is the Trust’s policy that its Custodian takes possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities, including recorded interest, is sufficient to cover the value of the repurchase agreements. The Trust’s policy states that the value of the collateral is at least 102% of the value of the repurchase agreement. If the counterparty defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by a Fund may be delayed or limited. At September 30, 2019, the Funds’ ongoing exposure to the economic return on repurchase agreements is shown on the Schedules of Investments.

Reverse repurchase agreements. The High Income Alternatives Fund may enter into reverse repurchase agreements with banks and brokers to enhance return. Under a reverse repurchase agreement a Fund sells portfolio assets subject to an agreement by that Fund to repurchase the same assets at an agreed upon price and date. The Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result may realize a loss on the transaction if the securities it sold are worth more than the purchase price it originally received from the buyer. Reverse repurchase agreements outstanding at September 30, 2019, if any, are shown on the Schedules of Investments.

Foreign Currency Translation. The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when each Fund’s net asset value is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency transactions gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Forward Foreign Currency Exchange Contracts. The Funds may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency transactions. The Funds record realized gains or losses at the time the forward contract is settled. These gains and losses are reflected on the Statements of Operations as realized gain (loss) on foreign currency transactions. Counterparties to these forward contracts are major U.S. financial institutions.

Futures Contracts. The Alternative Strategies Fund and the High Income Alternatives Fund invest in financial futures contracts primarily for the purpose of hedging their existing portfolio securities, or securities that the Funds intend to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as variation margin, are made or received by a Fund each day, depending on the daily fluctuations in the fair value of the underlying security. Each Fund recognizes a gain or loss equal to the daily variation margin. If market conditions move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Interest Rate Swaps. An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, and upfront payments, if any, are recorded as a receivable or payable for variation margin.

Credit Default Swaps. During the period ended September 30, 2019, the Alternative Strategies Fund and the High Income Alternatives Fund entered into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate issuers or indexes or to create exposure to corporate issuers or indexes to which they are not otherwise exposed. In a credit default swap, the protection buyer makes a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation which may be either a single security or a basket of securities issued by corporate or sovereign issuers. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain (for protection written) or loss (for protection sold) in the Statements of Operations. In the case of credit default swaps where a Fund is selling protection, the notional amount approximates the maximum loss. For centrally cleared swaps the daily change in valuation, and upfront payments, if any, are recorded as a receivable or payable for variation margin.

Total Return Swaps. Total return swap is the generic name for any non-traditional swap where one party agrees to pay the other the “total return” of a defined underlying asset, usually in return for receiving a stream of London Interbank Offered Rate (“LIBOR”) based cash flows. A total return swap may be applied to any underlying asset but is most commonly used with equity indices, single stocks, bonds and defined portfolios of loans and mortgages. Total return swap is a mechanism for the user to accept the economic benefits of asset ownership without utilizing the Statement of Assets and Liabilities. The other leg of the swap, usually LIBOR, is a spread to reflect the non-Statement of Assets and Liabilities nature of the product. No notional amounts are exchanged with total return swaps. The total return receiver assumes the entire economic exposure - that is, both market and credit exposure - to the reference asset. The total return payer - often the owner of the reference obligation - gives up economic exposure to the performance of the reference asset and in return takes on counterparty credit exposure to the total return receiver in the event of a default or fall in value of the reference asset.

Purchasing Put and Call Options. Each Fund may purchase covered “put” and “call” options with respect to securities which are otherwise eligible for purchase by a Fund and with respect to various stock indices subject to certain restrictions. Each Fund will engage in trading of such derivative securities primarily for hedging purposes.

If a Fund purchases a put option, a Fund acquires the right to sell the underlying security at a specified price at any time during the term of the option (for “American-style” options) or on the option expiration date (for “European-style” options). Purchasing put options may be used as a portfolio investment strategy when a portfolio manager perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement. If a Fund is holding a stock which it feels has strong fundamentals, but for some reason may be weak in the near term, a Fund may purchase a put option on such security, thereby giving itself the right to sell such security at a certain strike price throughout the term of the option. Consequently, a Fund will exercise the put only if the price of such security falls below the strike price of the put. The difference between the put’s strike price and the market price of the underlying security on the date a Fund exercises the put, less transaction costs, will be the amount by which a Fund will be able to hedge against a decline in the underlying security. If during the period of the option the market price for the underlying security remains at or above the put’s strike price, the put will expire worthless, representing a loss of the price a Fund paid for the put, plus transaction costs. If the price of the underlying security increases, the profit a Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put may be sold.

If a Fund purchases a call option, it acquires the right to purchase the underlying security at a specified price at any time during the term of the option. The purchase of a call option is a type of insurance policy to hedge against losses that could occur if a Fund has a short position in the underlying security and the security thereafter increases in price. Each Fund will exercise a call option only if the price of the underlying security is above the strike price at the time of exercise. If during the option period the market price for the underlying security remains at or below the strike price of the call option, the option will expire worthless, representing a loss of the price paid for the option, plus transaction costs. If the call option has been purchased to hedge a short position of a Fund in the underlying security and the price of the underlying security thereafter falls, the profit a Fund realizes on the cover of the short position in the security will be reduced by the premium paid for the call option less any amount for which such option may be sold.

Prior to exercise or expiration, an option may be sold when it has remaining value by a purchaser through a “closing sale transaction,” which is accomplished by selling an option of the same series as the option previously purchased. Each Fund generally will purchase only those options for which a Manager believes there is an active secondary market to facilitate closing transactions.

Writing Call Options. Each Fund may write covered call options. A call option is “covered” if a Fund owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by the Custodian). The writer of a call option receives a premium and gives the purchaser the right to buy the security underlying the option at the exercise price. The writer has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. If the writer of an exchange-traded option wishes to terminate his obligation, he may effect a “closing purchase transaction.” This is accomplished by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

Effecting a closing transaction in the case of a written call option will permit a Fund to write another call option on the underlying security with either a different exercise price, expiration date or both. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of a Fund. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

Each Fund will realize a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option. Each Fund will realize a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the option or if the proceeds from the closing transaction are less than the premium paid to purchase the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss to a Fund resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

Writing Put Options. Each Fund may write put options. By writing put options, the Fund takes on the risk of declines in the value of the underlying instrument, including the possibility of a loss up to the entire strike price of each option it sells, but without the corresponding opportunity to benefit from potential increases in the value of the underlying instrument. When the Fund writes a put option, it assumes the risk that it must purchase the underlying instrument at a strike price that may be higher than the market price of the instrument. If there is a broad market decline and the Fund is able to close out its written put options, it may result in substantial losses to the Fund.

Risks of Investing in Options. There are several risks associated with transactions in options on securities. Options may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. There are also significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of option of underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The extent to which a Fund may enter into options transactions may be limited by the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), with respect to qualification of a Fund as a regulated investment company.

Restricted Securities. A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuers would typically bear the expense of all registrations at no cost to the Fund. Restricted securities are valued according to the guidelines and procedures adopted by the Funds’ Board of Trustees. As of September 30, 2019, there were no restricted securities held in the Funds.

Illiquid Securities. Each Fund may not invest more than 15% of the value of its net assets in illiquid securities, including restricted securities that are not deemed to be liquid by the Sub-Advisors. The Advisor and the Sub-Advisors will monitor the amount of illiquid securities in a Fund’s portfolio, under the supervision of the Board, to ensure compliance with a Fund’s investment restrictions. In accordance with procedures approved by the Board, these securities may be valued using techniques other than market quotations, and the values established for these securities may be different than what would be produced through the use of another methodology or if they had been priced using market quotations. Illiquid securities and other portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Fair Value of Financial Investments

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, U.S. Treasury inflation protected securities, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers’ internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Shares of the unregistered Underlying Funds are valued at their closing net asset value (“NAV”) as reported on each business day, as a practical expedient for fair value. Each of the unregistered Underlying Funds is daily valued and offer daily liquidity and hold no unfunded commitments. The shares of the open-end registered Underlying Funds are valued at NAV each business day. If the Underlying Funds’ designated representative to the Trustee determines, based on its own due diligence and investment monitoring procedures, that the reported NAV per share does not represent fair value, Underlying Funds’ designated representative to the Trustee shall estimate the fair value of the Underlying Funds in good faith and in a manner that it reasonably chooses.

Financial derivative instruments, such as foreign currency contracts, options contracts, futures, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 1 or Level 2 of the fair value hierarchy.

The following table provides the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for each Fund as of September 30, 2019. These assets and liabilities are measured on a recurring basis.

Equity Fund

	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Description
Equity(a)
Common Stocks	$260,227,809	$—	$—	$260,227,809
Preferred Stocks	1,816,244	—	—	1,816,244

Total Equity	262,044,053	—	—	262,044,053

Short-Term Investments
Repurchase Agreements	—	16,959,000	—	16,959,000

Total Investments in Securities	$262,044,053	$16,959,000	$—	$279,003,053

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.

International Fund

	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs		Total
Description
Equity
Common Stocks
Australia	$—	$4,129,571	$—		$4,129,571
Austria	—	3,791,344	—		3,791,344
Belgium	—	6,569,284	—		6,569,284
Bermuda	23,397,470	—	—		23,397,470
Canada	6,919,700	—	—		6,919,700
China	10,266,512	—	—		10,266,512
Denmark	—	4,024,049	—		4,024,049
Finland	—	7,367,595	—		7,367,595
France	—	47,259,835	—		47,259,835
Germany	—	17,369,101	—		17,369,101
Hong Kong	—	23,006,020	—		23,006,020
Ireland	3,465,036	—	—		3,465,036
Israel	—	10,983,904	—		10,983,904
Japan	—	39,981,525	—		39,981,525
Mexico	2,668,434	—	—		2,668,434
Monaco	4,377,375	—	—		4,377,375
Netherlands	1,760,561	36,064,482	—		37,825,043
Norway	328,960	822,357	—		1,151,317
Russia	—	6,151,467	—		6,151,467
South Africa	—	3,015,051	—		3,015,051
South Korea	—	8,900,936	—		8,900,936
Spain	—	—	3,175,880	**	3,175,880
Sweden	—	7,696,589	—		7,696,589
Switzerland	—	31,157,103	—		31,157,103
United Kingdom	—	42,491,602	—		42,491,602
United States	3,066,240	—	—		3,066,240

Total Equity	56,250,288	300,781,815	3,175,880	**	360,207,983

Short-Term Investments
Repurchase Agreements	—	15,402,000	—		15,402,000

Total Short-Term Investments	—	15,402,000	—		15,402,000

Total Investments in Securities	$56,250,288	$316,183,815	$3,175,880	**	$375,609,983

Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	$241,201	$—	$—		$241,201

*

Other financial instruments are derivative instruments, such as futures, forward foreign currency exchange, swaps contracts and written options. Futures, forward foreign currency exchange and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.

**	Significant unobservable inputs were used in determining the value of portfolio securities for the Alternative Strategies Fund.

Smaller Companies Fund

	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Description
Equity(a)
Common Stocks	$24,023,642	$—	$—	$24,023,642

Total Equity	24,023,642	—	—	24,023,642

Short-Term Investments
Repurchase Agreements	—	4,584,000	—	4,584,000

Total Investments in Securities	$24,023,642	$4,584,000	$—	$28,607,642

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.

Alternative Strategies Fund

	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs		Total
Description
Equity(a)
Common Stocks	$520,941,613	$5,808,026	$618,913	**	$527,368,552
Closed-End Fund	2,228,317	—	—		2,228,317
Limited Partnerships	—	—	1,164,998	**	1,164,998
Preferred Stocks	1,880,340	—	1,468,800	**	3,349,140

Total Equity	525,050,270	5,808,026	3,252,711	**	534,111,007

Rights/Warrants	48	18,781	—		18,829
Fixed Income
Asset-Backed Securities	—	176,020,012	788,989	**	176,809,001
Bank Loans	—	45,980,737	4,029,645	**	50,010,382
Convertible Bonds	—	13,197,413	—		13,197,413
Corporate Bonds	—	508,340,923	1,009,848	**	509,350,771
Government Securities & Agency Issue	—	41,850,374	—		41,850,374
Mortgage-Backed Securities	—	384,191,403	1,024,003	(1)	385,215,406
Municipal Bonds	—	8,197,347	—		8,197,347

Total Fixed Income	—	1,177,778,209	6,852,485	**	1,184,630,694

Short-Term Investments
Treasury Bills	—	27,316,275	—		27,316,275
Repurchase Agreements	—	88,064,000	—		88,064,000

Total Short-Term Investments	—	115,380,275	—		115,380,275

Purchased Options	1,324,740	—	—		1,324,740

Investments Valued at NAV(2)	—	—	—		2,622,783

Total Investments in Securities	$526,375,058	$1,298,985,291	$10,105,196	**	$1,838,088,328

Fixed Income
Unfunded Loan Commitments	—	21,227	—		21,227

Total Investments in Securities in Assets	$526,375,058	$1,299,006,518	$10,105,196	**	$1,838,109,555

Short Sales
Common Stocks	(46,196,970)	(319,514)	—		(46,516,484)
Exchange-Traded Funds	(29,010,615)	—	—		(29,010,615)
Corporate Bonds	—	(2,304,293)	—		(2,304,293)

Total Short Sales	(75,207,585)	(2,623,807)	—		(77,831,392)

Total Investments in Securities in Liabilities	$(75,207,585)	$(2,623,807)	$—		$(77,831,392)

Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	$130,928	$—	$—		$130,928
Futures	656,784	—	—		656,784
Swaps - Credit Default	—	(4,068,410)	—		(4,068,410)
Swaps - Total Return	—	251,207	—		251,207
Written Options	(334,815)	—	—		(334,815)

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.
*

Other financial instruments are derivative instruments, such as futures, forward foreign currency exchange, swaps contracts and written options. Futures, forward foreign currency exchange and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.

**	Significant unobservable inputs were used in determining the value of portfolio securities for the Alternative Strategies Fund.
(1)

These securities were priced by a pricing service; however, the Advisor/Sub-Advisor used their fair value procedures based on other available inputs which more accurately reflected the current fair value of these securities.

(2)	As of September 30, 2019, certain of the Portfolio’s investments were valued using net asset value per unit as practical expedient (“NAV”) and have been excluded from the fair value hierarchy.

There was $1,302,343 transferred from Level 2 to Level 3 in Alternative Strategies Fund. Securities were moved from Level 2 to Level 3 to reflect a potential liquidity discount on odd-lot fixed income holdings.

High Income Alternatives Fund

	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Description
Equity(a)
Common Stocks	$9,525,867	$—	$—	$9,525,867
Preferred Stocks	1,690,671	—	—	1,690,671

Total Equity	11,216,538	—	—	11,216,538

Fixed Income
Asset-Backed Securities	—	21,576,013	—	21,576,013
Bank Loans	—	14,388,623	—	14,388,623
Corporate Bonds	—	11,097,033	—	11,097,033
Government Securities & Agency Issue	—	22,279,884	—	22,279,884
Mortgage-Backed Securities	—	5,967,567	—	5,967,567
Municipal Bond	—	5,175	—	5,175

Total Fixed Income	—	75,314,295	—	75,314,295

Short-Term Investments
Commercial Paper	—	997,846	—	997,846
Money Market Funds	65,185	—	—	65,185
Repurchase Agreements	—	5,310,780	—	5,310,780
Treasury Bills	—	24,937	—	24,937

Total Short-Term Investments	65,185	6,333,563	—	6,398,748

Purchased Options	—	44,250	—	44,250

Total Investments in Securities	$11,281,723	$81,692,108	$—	$92,973,831

Fixed Income
Unfunded Loan Commitments	—	16,271	—	16,271

Total Investments in Securities in Assets	$11,281,723	$81,708,379	$—	$92,990,102

Reverse Repurchase Agreements	—	(37,000)	—	(37,000)

Total Investments in Securities in Liabilities	$—	$(37,000)	$—	$(37,000)

Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	$119,100	$—	$—	$119,100
Futures	(3,169)	—	—	(3,169)
Swaps - Interest Rate	—	(105,613)	—	(105,613)
Swaps - Credit Default	—	(62,988)	—	(62,988)
Written Options	(129,890)	—	—	(129,890)

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.
*

Other financial instruments are derivative instruments, such as futures, forward foreign currency exchange, swaps contracts and written options. Futures, forward foreign currency exchange and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.

Principal Risks

Below are summaries of the principal risks of investing in one or more of the Funds, each of which could adversely affect a Fund’s net asset value, yield and total return. Each risk listed below does not necessarily apply to each Fund, and you should read a Fund’s prospectus carefully for a description of the principal risks associated with investing in a particular Fund.

•

Asset-Backed Securities Risk. This is the risk that the impairment of the value of the collateral underlying a security in which the High Income Alternatives Fund invests, such as the non-payment of loans, will result in a reduction in the value of the security. The value of these securities may also fluctuate in response to the market’s perception of the value of issuers or collateral.

•

Below Investment-Grade Fixed Income Securities Risk. This is the risk of investing in below investment-grade fixed income securities (also known as “junk bonds”), which may be greater than that of higher rated fixed income securities. These securities are rated Ba1 through C by Moody’s Investors Service (“Moody’s”) or BB+ through D by Standard & Poor’s Rating Group (“S&P”) (or comparably rated by another nationally recognized statistical rating organization), or, if not rated by Moody’s or S&P, are considered by the sub-advisors to be of similar quality. These securities have greater risk of default than higher rated securities. The market value of these securities is more sensitive to corporate developments and economic conditions and can be volatile. Market conditions can diminish liquidity and make accurate valuations difficult to obtain. There is no limit to the Alternative Strategies Fund’s ability to invest in below investment-grade fixed income securities; however, under normal market conditions, it does not expect to invest more than 50% of its total assets in below investment-grade fixed income securities.

•	Capital Structure Arbitrage Risk. The perceived mispricing identified by the sub-advisor may not disappear or may even increase, in which case losses may be realized.

•

Collateral Risk. If the Alternative Strategies Fund and High Income Alternatives Fund’s financial instruments are secured by collateral, the issuer may have difficulty liquidating the collateral and/or the Fund may have difficulty enforcing its rights under the terms of the securities if an issuer defaults. Collateral may be insufficient or the Fund’s right to the collateral may be set aside by a court. Collateral will generally consist of assets that may not be readily liquidated, including for example, equipment, inventory, work in the process of manufacture, real property and payments to become due under contracts or other receivable obligations. There is no assurance that the liquidation of those assets would satisfy an issuer’s obligations under a financial instrument. Non-affiliates and affiliates of issuers of financial instruments may provide collateral in the form of secured and unsecured guarantees and/or security interests in assets that they own, which may also be insufficient to satisfy an issuer’s obligations under a financial instrument.

•

Collateralized Loan Obligations and Collateralized Debt Obligations Risk. Collateralized loan obligations (“CLOs”) bear many of the same risks as other forms of asset-backed securities, including interest rate risk, credit risk and default risk. As they are backed by pools of loans, CLOs also bear similar risks to investing in loans directly. CLOs issue classes or “tranches” that vary in risk and yield. CLOs may experience substantial losses attributable to loan defaults. Losses caused by defaults on underlying assets are borne first by the holders of subordinate tranches. The Alternative Strategies Fund and High Income Alternatives Fund’s investment in CLOs may decrease in market value when the CLO experiences loan defaults or credit impairment, the disappearance of a subordinate tranche, or market anticipation of defaults and investor aversion to CLO securities as a class.

Collateralized debt obligations (“CDOs”) are structured similarly to CLOs and bear the same risks as CLOs including interest rate risk, credit risk and default risk. CDOs are subject to additional risks because they are backed by pools of assets other than loans including securities (such as other asset-backed securities), synthetic instruments or bonds and may be highly leveraged. Like CLOs, losses incurred by a CDO are borne first by holders of subordinate tranches. Accordingly, the risks of CDOs depend largely on the type of underlying collateral and the tranche of CDOs in which the Fund invests. For example, CDOs that obtain their exposure through synthetic investments entail the risks associated with derivative instruments.

•

Convertible Arbitrage Risk. Arbitrage strategies involve engaging in transactions that attempt to exploit price differences of identical, related or similar securities on different markets or in different forms. A Fund may realize losses or reduced rate of return if underlying relationships among securities in which investment positions are taken change in an adverse manner or a transaction is unexpectedly terminated or delayed. Trading to seek short-term capital appreciation can be expected to cause the Fund’s portfolio turnover rate to be substantially higher than that of the average equity-oriented investment company, resulting in higher transaction costs and additional capital gains tax liabilities.

•

Convertible Securities Risk. This is the risk that the market value of convertible securities may fluctuate due to changes in, among other things, interest rates; other general economic conditions; industry fundamentals; market sentiment; the issuer’s operating results, financial statements, and credit ratings; and the market value of the underlying common or preferred stock.

•

Credit Risk. This is the risk that a Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or other transaction, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

•

Currency Risk. This is the risk that investing in foreign currencies may expose the Fund to fluctuations in currency exchange rates and that such fluctuations in the exchange rates may negatively affect an investment related to a currency or denominated in a foreign currency. The Alternative Strategies Fund may invest in foreign currencies for investment and hedging purposes. All of the Funds may invest in foreign currencies for hedging purposes.

•

Cybersecurity Risk. Information and technology systems relied upon by the Funds, the Advisor, the sub-advisors, the Funds’ service providers (including, but not limited to, Fund accountants, custodians, transfer agents, administrators, distributors and other financial intermediaries) and/or the issuers of securities in which a Fund invests may be vulnerable to damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, security breaches, usage errors, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. Although the Advisor has implemented measures to manage risks relating to these types of events, if these systems are compromised, become inoperable for extended periods of time or cease to function properly, significant investment may be required to fix or replace them. The failure of these systems and/or of disaster recovery plans could cause significant interruptions in the operations of the Funds, the Advisor, the sub-advisors, the Funds’ service providers and/or issuers of securities in which a Fund invests and may result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to investors (and the beneficial owners of investors). Such a failure could also harm the reputation of the Funds, the Advisor, the sub-advisors, the Funds’ service providers and/or issuers of securities in which a Fund invests, subject such entities and their respective affiliates to legal claims or otherwise affect their business and financial performance.

•

Debt Securities Risk. This is the risk that the value and liquidity of debt securities may be reduced under certain circumstances. The value of debt securities can fluctuate in response to issuer activity and changes in general economic and credit market conditions, including changes in interest rates. In recent years, dealer capacity in the debt and fixed income markets appears to have undergone fundamental changes, including a reduction in dealer market-making capacity. These changes have the potential to decrease substantially liquidity and increase volatility in the debt and fixed income markets.

•

Derivatives Risk. This is the risk that an investment in derivatives may not correlate completely to the performance of the underlying securities and may be volatile and that the insolvency of the counterparty to a derivative instrument could cause the Fund to lose all or substantially all of its investment in the derivative instrument, as well as the benefits derived therefrom.

•

Options Risk. This is the risk that an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves and may be subject to a complete loss of the amounts paid as premiums to purchase the options.

•

Futures Contracts Risk. This is the risk that an investment in futures contracts may be subject to losses that exceed the amount of the premiums paid and may subject the Fund’s net asset value to greater volatility.

•

P-Notes Risk. This is the risk that the performance results of P-Notes will not replicate exactly the performance of the issuers or markets that the P-Notes seek to replicate. Investments in P-Notes involve risks normally associated with a direct investment in the underlying securities as well as additional risks, such as counterparty risk.

•

Swaps Risk. Risks inherent in the use of swaps include: (1) swap contracts may not be assigned without the consent of the counterparty; (2) potential default of the counterparty to the swap; (3) absence of a liquid secondary market for any particular swap at any time; and (4) possible inability of the Fund to close out the swap transaction at a time that otherwise would be favorable for it to do so.

•

Distressed Companies Risk. A Fund may invest a portion of its assets in securities of distressed companies. Debt obligations of distressed companies typically are unrated, lower rated, in default or close to default and may be difficult to value accurately or may become worthless.

•

Emerging Markets Risk. A Fund may invest a portion of its assets in emerging market countries. Emerging market countries are those with immature economic and political structures, and investing in emerging markets entails greater risk than in developed markets. Such risks could include those related to government dependence on a few industries or resources, government-imposed taxes on foreign investment or limits on the removal of capital from a country, unstable government, and volatile markets.

•

Equity Securities Risk. This is the risk that the value of equity securities may fluctuate, sometimes rapidly and unpredictably, due to factors affecting the general market, an entire industry or sector, or particular companies. These factors include, without limitation, adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment; increases in production costs; and significant management decisions. This risk is greater for small- and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

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Event-Driven Risk. Event-driven strategies seek to profit from the market inefficiencies surrounding market events, such as mergers, acquisitions, asset sales, restructurings, refinancings, recapitalizations, reorganizations or other special situations. Event-driven investing involves attempting to predict the outcome of a particular transaction as well as the optimal time at which to commit capital to it. Event-driven opportunities involve difficult legal as well as financial analysis, as some of the principal impediments to the consummation of major corporate events are often legal or regulatory rather than economic. In addition, certain of the securities issued in the context of major corporate events include complex call, put and other features, and it is difficult to precisely evaluate the terms and embedded option characteristics of these securities. A Fund may take both long and short positions in a wide range of securities, derivatives and other instruments in implementing its event-driven strategies.

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Foreign Investment and Emerging Markets Risks. This is the risk that an investment in foreign (non-U.S.) securities may cause the Funds to experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to factors such as currency conversion rate fluctuations, currency blockages, political and economic instability, differences in financial reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, and smaller and less-strict regulation of securities markets. These risks are greater in emerging markets. There is no limit to the Alternative Strategies Fund’s ability to invest in emerging market securities; however, under normal market conditions, it does not expect to invest more than 50% of its total assets in emerging market securities; however, some Funds may invest a portion of their assets in stocks of companies based outside of the United States.

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Interest Rate Risk. This is the risk that debt securities will decline in value because of changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

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Investment Companies Risk. This is the risk that investing in other investment companies, including ETFs, CEFs, BDCs, unit investment trusts and open-end funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the High Income Alternatives Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund’s performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF’s shares. BDCs may carry risks similar to those of a private equity or venture capital fund. BDC company securities are not redeemable at the option of the shareholder and they may trade in the market at a discount to their net asset value. BDCs usually trade at a discount to their net asset value because they invest in unlisted securities and have limited access to capital markets. Shares of CEFs also frequently trade at a discount to their net asset value for those and other reasons.

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Investments in Loan Risk. Investments in loans, including loan syndicates and other direct lending opportunities, involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. The High Income Alternatives Fund’s investments in loans can also be difficult to value accurately and may be more susceptible to liquidity risk than fixed-income instruments of similar credit quality and/or maturity. The Fund is also subject to the risk that the value of the collateral for the loan may be insufficient or unavailable to cover the borrower’s obligations should the borrower fail to make payments or become insolvent. Participations in loans may subject the Fund to the credit risk of both the borrower and the issuer of the participation and may make enforcement of loan covenants, if any, more difficult for the Fund as legal action may have to go through the issuer of the participations. Transactions in loans are often subject to long settlement periods, thus potentially limiting the ability of the Fund to invest sale proceeds in other investments and to use proceeds to meet its current redemption obligations. In addition, many banks have been weakened by the recent financial crisis, and it may be difficult for the Fund to obtain an accurate picture of a lending bank’s financial condition.

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Large Shareholder Purchase and Redemption Risk. This is the risk that a Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value and liquidity. Similarly, large share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

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Leverage Risk. This is the risk that leverage may cause the effect of an increase or decrease in the value of the Alternative Strategies Fund’s portfolio securities to be magnified and the Fund to be more volatile than if leverage was not used. Leverage may result from certain transactions, including the use of derivatives and borrowing. Under normal circumstances, the Alternative Strategies Fund may borrow amounts up to one third of the value of its total assets except that it may exceed this limit to satisfy redemption requests or for other temporary purposes.

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Market Risk. As with all mutual funds that invest in common stocks, the value of an individual’s investment will fluctuate daily in response to the performance of the individual stocks held in a Fund. The stock market has been subject to significant volatility recently, which has increased the risks associated with an investment in a Fund.

•	Merger Arbitrage Risk. This is the risk that a proposed reorganization in which the Alternative Strategies Fund invests may be renegotiated or terminated.

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MLP Risk. Investing in MLP units involves some risks that differ from an investment in the equity securities of a company. Holders of MLP units have limited control and voting rights on matters affecting the partnership. Holders of units issued by a MLP are exposed to a remote possibility of liability for all of the obligations of that MLP in the event that a court determines that the rights of the holders of MLP units to vote to remove or replace the general partner of that MLP, to approve amendments to that MLP’s partnership agreement, or to take other action under the partnership agreement of that MLP would constitute “control” of the business of that MLP, or a court or governmental agency determines that the MLP is conducting business in a state without complying with the partnership statute of that state. Holders of MLP units are also exposed to the risk that they will be required to repay amounts to the MLP that are wrongfully distributed to them.

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Mortgage-Backed Securities Risk. This is the risk of investing in mortgaged-backed securities, which includes interest rate risk, prepayment risk and the risk of defaults on the mortgage loans underlying these securities.

•	Mortgage REIT Risk. Investing in mREITs involves certain risks related to investing in real property mortgages. In addition, mREITs must satisfy highly technical and complex requirements in order to qualify for the favorable tax treatment accorded to REITs under the Internal Revenue Code of 1986 (the “Code”). No assurances can be given that a mREIT in which the High Income Alternatives Fund invests will be able to continue to qualify as a REIT or that complying with the REIT requirements under the Code will not adversely affect such REIT’s ability to execute its business plan.

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Multi-Style Management Risk. Because portions of a Fund’s assets are managed by different portfolio managers using different styles, the Fund could experience overlapping security transactions. Certain portfolio managers may be purchasing securities at the same time other portfolio managers may be selling those same securities, which may lead to higher transaction expenses compared to a Fund using a single investment management style.

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Municipal Securities Risk. Municipal securities can be significantly affected by litigation, political or economic events, as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Municipal securities backed by current or anticipated revenues from specific projects or assets can be negatively affected by the inability of the issuer to collect revenues for the projects or from the assets.

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Portfolio Turnover Risk. This is the risk that a Fund may experience high portfolio turnover rates as a result of its investment strategies. High portfolio turnover rates may indicate higher transaction costs and may result in higher taxes when shares of a Fund are held in a taxable account as compared to shares in investment companies that hold investments for a longer period. High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which may result in adverse tax consequences to a Fund’s shareholders as compared to shares in investment companies that hold investments for a longer period.

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Short Sale Risk. This is the risk that the value of a security the Alternative Strategies Fund sells short does not go down as expected. The risk of loss is theoretically unlimited if the value of the security sold short continues to increase. In addition, short sales may cause the Alternative Strategies Fund to be compelled, at a time disadvantageous to it, to buy the security previously sold short, thus resulting in a loss. To meet current margin requirements, the Alternative Strategies Fund is required to deposit with the broker additional cash or securities so that the total deposit with the broker is maintained daily at 150% of the current market value of the securities sold short.

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Smaller Companies Risk. A Fund may invest a portion of its assets in the securities of small- and mid-sized companies. Securities of small and mid-cap companies are generally more volatile and less liquid than the securities of large-cap companies. This is because smaller companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management.

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Special Situations Risk. Investments in special situations (undervalued equities, merger arbitrage situations, distressed companies, etc.) may involve greater risks when compared to other investments a Fund may make due to a variety of factors. For example, mergers, acquisitions, reorganizations, liquidations or recapitalizations may fail or not be completed on the terms originally contemplated, and expected developments may not occur in a timely manner, if at all.

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Technology Investment Risk. A Fund may invest a portion of its assets in the technology sector, which is a very volatile segment of the market. The nature of technology is that it is rapidly changing. Therefore, products or services that may initially look promising may subsequently fail or become obsolete. In addition, many technology companies are younger, smaller and unseasoned companies which may not have established products, an experienced management team, or earnings history.

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Unfavorable Tax Treatment Risk. This is the risk that a material portion of the Alternative Strategies Fund’s return could be in the form of net investment income or short-term capital gains, some of which may be distributed to shareholders and taxed at ordinary income tax rates. Therefore, shareholders may have a greater need to pay regular taxes than compared to other investment strategies that hold investments longer. Due to this investment strategy, it may be preferable for certain shareholders to invest in the Fund through pre-tax or tax-deferred accounts as compared to investment through currently taxable accounts. Potential shareholders are encouraged to consult their tax advisors in this regard.

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Value Stock Risk. Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of the manager, undervalued. The value of a security believed by a manager to be undervalued may never reach what is believed to be its full (intrinsic) value, or such security’s value may decrease.